Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document and Entity Information
Entity Registrant Name	JA Solar Holdings Co., Ltd.
Entity Central Index Key	0001385598
Document Type	20-F
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	199,863,607
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED BALANCE SHEETS (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets:
Cash and cash equivalents	3,031,462	3,889,092
Restricted cash	194,379	88,632
Notes receivable from third party customers	148,961	415,503
Notes receivable from related party customers		4,712
Accounts receivable from third party customers, net	1,686,940	1,213,880
Accounts receivable from related party customers, net	36,150	31,024
Inventories	930,137	730,635
Advances to third party suppliers, net	207,388	421,478
Advances to related party suppliers, net	87,265	14,179
Other current assets	807,666	860,136
Deferred tax assets	20,031	39,851
Total current assets	7,150,379	7,709,122
Property, plant and equipment, net	4,447,469	5,099,208
Intangible asset, net	11,880	13,750
Deferred tax assets	73,939	52,769
Advances to third party suppliers, net	1,136,303	1,414,587
Advances to related party suppliers, net	21,252	38,333
Prepaid land use rights	240,334	245,888
Investment in a joint venture	50,910	94,411
Deferred issuance cost		67,531
Total assets	13,132,466	14,735,599
Current liabilities:
Short-term bank borrowings and current portion of long term bank borrowings	2,823,230	1,414,906
Accounts payable to third parties	1,117,729	569,542
Accounts payable to related parties	195,806	155,551
Tax payables	91,847	24,570
Advances from third party customers	76,875	320,015
Advances from related party customers		262
Other payables to third parties	480,115	527,727
Payroll and welfare payables	154,136	145,393
Accrued expenses	226,297	152,677
Interest payable	4,123	7,869
Amounts due to related parties	9,833	6,776
Convertible notes	708,548
Total current liabilities	5,888,539	3,325,288
Accrued warranty costs	114,226	78,751
Other long-term liabilities	148,738	82,458
Long-term bank borrowings	2,088,139	3,461,916
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	8,239,642	8,186,930
Commitments and Contingencies
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Statutory reserves	416,647	420,301
Retained earnings/(deficit)	(656,545)	1,017,333
Accumulated other comprehensive income/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669
Total liabilities and shareholders' equity	13,132,466	14,735,599

CONSOLIDATED BALANCE SHEETS (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	199,863,607	202,238,307
Ordinary shares, shares outstanding	199,863,607	202,238,307

CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues
Solar modules to third parties	4,043,609	3,709,335	2,510,563
Solar cells and other products to third parties	2,105,771	6,151,136	8,023,938
Solar cells and other products to related parties	251,330	71,671	160,413
Engineering, procurement and construction to third parties	135,810	146,444
Solar products processing to third parties	182,545	654,268	1,065,866
Total revenues	6,719,065	10,732,854	11,760,780
Cost of revenues
Solar modules to third parties	(4,029,047)	(3,427,801)	(2,221,536)
Solar cells and other products to third parties	(2,215,681)	(6,170,760)	(6,357,798)
Solar cells and other products to related parties	(261,212)	(71,900)	(127,104)
Engineering, procurement and construction to third parties	(84,726)	(108,351)
Solar products processing to third parties	(182,757)	(492,709)	(507,956)
Total cost of revenues	(6,773,423)	(10,271,521)	(9,214,394)
Gross profit/(loss)	(54,358)	461,333	2,546,386
Selling, general and administrative expenses	(901,645)	(509,832)	(457,815)
Research and development expense	(86,429)	(68,948)	(63,816)
Impairment loss on property, plant and equipment	(397,789)	(303,068)	(47,286)
Total operating expenses	(1,385,863)	(881,848)	(568,917)
Income/(loss) from continuing operations	(1,440,221)	(420,515)	1,977,469
Change in fair value of derivatives	9,334	84,874	74,528
Convertible notes buyback gain/(loss)	(8,466)	4,312
Interest expense	(489,346)	(373,710)	(221,209)
Interest income	36,226	25,868	12,810
Foreign exchange gain/(loss)	(24,519)	(69,027)	(74,429)
Loss for equity investment in a joint venture	(43,501)	(1,800)
Other income, net	398,861	235,723	258,719
Income/(loss) from continuing operations before income taxes	(1,561,632)	(514,275)	2,027,888
Income tax expense	(100,625)	(57,823)	(252,707)
Income/(loss) from continuing operations	(1,662,257)	(572,098)	1,775,181
Loss from discontinued operations, net of tax			(19,830)
Gain from sales of discontinued operations, net of tax		7,753
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
Other comprehensive income/(loss):
Foreign currency translation adjustments, net of tax	218	1,181	3,596
Cash flow hedging income/(loss), net of tax	(11,755)	9,428	2,326
Other comprehensive income/(loss)	(11,537)	10,609	5,922
Comprehensive income/(loss)	(1,673,794)	(553,736)	1,761,273
Net (loss)/income per share from continuing operations:
Basic (in CNY per share)	(8.53)	(3.42)	10.9
Diluted (in CNY per share)	(8.53)	(3.42)	10.72
Net income/(loss) per share from discontinued operations:
Basic (in CNY per share)		0.04	(0.12)
Diluted (in CNY per share)		0.04	(0.12)
Net (loss)/income per share:
Basic (in CNY per share)	(8.53)	(3.38)	10.78
Diluted (in CNY per share)	(8.53)	(3.38)	10.61
Weighted average number of shares outstanding :
Basic (in shares)	194,788,429	167,101,076	162,900,657
Diluted (in shares)	194,788,429	167,101,076	171,116,684
Net (loss)/income per ADS from continuing operations:
Basic (in dollars per share)	(42.67)	(17.12)	54.49
Diluted (in dollars per share)	(42.67)	(17.12)	53.61
Net income/(loss) per ADS from discontinued operations:
Basic (in dollars per share)		0.22	(0.61)
Diluted (in dollars per share)		0.22	(0.58)
Net (loss)/income per ADS:
Basic (in dollars per share)	(42.67)	(16.9)	53.88
Diluted (in dollars per share)	(42.67)	(16.9)	53.03
Weighted average number of ADS:
Basic (in shares)	38,957,685	33,420,215	32,580,131
Diluted (in shares)	38,957,685	33,420,215	34,223,336

CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY In Thousands, except Share data, unless otherwise specified	Total USD ($)	Total CNY	Ordinary shares CNY	Additional paid-in capital CNY	Statutory reserves CNY	Retained earnings/(deficit) CNY	Accumulated other comprehensive loss CNY
Balance at Dec. 31, 2009		4,822,558	134	4,583,808	211,202	35,426	(8,012)
Balance (in shares) at Dec. 31, 2009			169,018,420
Increase (Decrease) in Shareholders' Equity
Share based compensation		88,049		88,049
Exercise of stock options		8,276		8,276
Exercise of stock options (in shares)			957,850
Statutory reserves					186,284	(186,284)
Net (loss)/income		1,755,351				1,755,351
Other comprehensive income/(loss) for foreign currency translation adjustment		3,596					3,596
Other comprehensive income for forward contract (Note 21)		2,326					2,326
Balance at Dec. 31, 2010		6,680,156	134	4,680,133	397,486	1,604,493	(2,090)
Balance (in shares) at Dec. 31, 2010			169,976,270
Increase (Decrease) in Shareholders' Equity
Share based compensation		40,187		40,187
Exercise of stock options		23,075	1	23,074
Exercise of stock options (in shares)			1,360,750
Issuance of shares for business combination		358,987	19	358,968
Issuance of shares for business combination (in shares)			30,901,287
Statutory reserves					22,815	(22,815)
Net (loss)/income		(564,345)				(564,345)
Other comprehensive income/(loss) for foreign currency translation adjustment		1,181					1,181
Other comprehensive income for forward contract (Note 21)		9,428					9,428
Balance at Dec. 31, 2011		6,548,669	154	5,102,362	420,301	1,017,333	8,519
Balance (in shares) at Dec. 31, 2011		202,238,307	202,238,307
Increase (Decrease) in Shareholders' Equity
Share based compensation		33,225		33,225
Exercise of stock options (in shares)			95,000
Repurchase and retirement of ADS	(2,411)	(15,276)	(1)			(15,275)
Repurchase and retirement of ADS (in shares)	(2,469,700)		(2,469,700)
Statutory reserves					(3,654)	3,654
Net (loss)/income		(1,662,257)				(1,662,257)
Other comprehensive income/(loss) for foreign currency translation adjustment		218					218
Other comprehensive income for forward contract (Note 21)		(11,755)					(11,755)
Balance at Dec. 31, 2012		4,892,824	153	5,135,587	416,647	(656,545)	(3,018)
Balance (in shares) at Dec. 31, 2012		199,863,607	199,863,607

CONSOLIDATED STATEMENTS OF CASH FLOWS (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
Adjustments to reconcile net income/(loss)to net cash provided by operating activities:
Share based compensation	33,225	40,187	71,785
Depreciation and amortization	657,082	484,784	297,509
Allowance for doubtful accounts	187,130	26,338	1,645
Inventory provision	171,165	386,623	182,735
Allowance for advance to third party suppliers	64,298	6,285	35,909
Amortization of deferred issuance cost and accretion of convertible notes	135,725	140,894	123,915
Change in fair value of derivatives	11,485	(63,147)	(74,528)
Gain on acquisition of a subsidiary		(187,387)
Loss for equity investment in a joint venture	43,501	1,800
Exchange (gain)/loss	13,004	(57,989)	(18,044)
Loss from disposal of fixed assets	1,878	3,334	1,198
Impairment on property, plant and equipment	397,789	303,068	47,286
Deferred income taxes	(1,350)	(5,587)	(36,815)
(Gain)/loss from convertible notes buyback	8,466	(4,312)
Gain on sale of available-for-sale securities			(231,163)
Gain from sales of claim against loaned shares	(369,153)
Loss on disposal of discontinued operation			21,967
Changes in operating assets and liabilities:
(Increase)/decrease in notes receivables	271,254	(157,771)	(134,598)
Increase in accounts receivables from third party customers	(660,190)	(295,673)	(597,696)
(Increase)/decrease in accounts receivables from related party customers	(5,126)	133,257	(1,597)
(Increase)/decrease in inventories	(370,667)	261,324	(890,870)
(Increase)/decrease in advance to third party suppliers	428,076	288,410	(46,411)
(Increase)/decrease in advance to related party suppliers	(56,005)	109,391	11,399
(Increase)/decrease in other current assets	34,516	180,187	(342,296)
Increase in prepaid land use rights		(57,312)	(57,509)
Increase/(decrease) in accounts payable	608,442	(466,524)	655,577
(Decrease)/increase in tax payable	67,277	(89,614)	(85,542)
Increase/(decrease) in advance from customers	(243,402)	(165,270)	430,598
(Decrease)/increase in other payables	59,030	6,637	(16,558)
Increase/(decrease) in payroll and welfare payables	8,743	(41,682)	56,399
Increase in accrued expenses	73,620	90,145	40,790
(Decrease)/increase in interest payable	(3,746)	(448)	(1,629)
(Decrease)/increase in amounts due to related parties	3,057	6,602	(6,034)
Increase/(decrease) in other current liabilities		(29,808)	29,802
Increase in accrued warranty costs	35,475	47,474	25,346
Increase in other long-term liabilities	66,280	34,499	31,593
Net cash provided by operating activities	8,622	364,370	1,279,514
Cash flows from investing activities:
Purchase of property, plant and equipment	(526,236)	(2,203,723)	(1,646,446)
Proceeds from disposal of property, plant and equipment	4,711	5,041	7,427
Purchase of intangible assets	(2,702)	(196)	(6,020)
Proceeds from disposal of a subsidiary		82,268
Cash paid for investment in a joint venture		(96,211)
Cash (paid for)/acquired from acquisition of a subsidiary		127,720	(196,037)
Proceeds from sale of available-for-sale securities			231,163
(Increase)/decrease in restricted cash	(105,747)	23,961	(68,981)
Net cash used in investing activities	(629,974)	(2,061,140)	(1,678,894)
Cash flows from financing activities:
Proceeds from short-term bank borrowings	1,974,577	1,933,478
Proceeds from long-term bank borrowings	538,000	3,510,208	1,600,000
Repurchase of convertible notes	(617,937)	(28,469)
Proceeds from sales of claim against loaned shares	369,153
Repurchase of ADS	(15,276)
Repayment of short-term bank borrowings	(1,535,478)	(1,446,403)	(10,000)
Repayment of long-term bank borrowings	(946,000)	(681,500)	(760,000)
Proceeds from exercise of stock options		23,075	8,276
Net cash provided by/(used in) financing activities	(232,961)	3,310,389	838,276
Effect of exchange rate changes on cash and cash equivalents	(3,317)	(14,009)	(16,662)
Net increase/(decrease) in cash and cash equivalents	(857,630)	1,599,610	422,234
Cash and cash equivalents at the beginning of the year	3,889,092	2,289,482	1,867,248
Cash and cash equivalents at the end of the year	3,031,462	3,889,092	2,289,482
Supplemental disclosure of cash flow information:
Cash paid for interest (net of amounts capitalized)	243,332	170,467	114,819
Cash paid for income tax	40,007	200,839	179,658
Supplemental schedule of non-cash investing and financing activities:
Purchases of property, plant and equipment included in other payables	357,543	474,185	151,791
Issuance of ordinary shares relating to acquisition of a subsidiary		358,987

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
ORGANIZATION AND PRINCIPAL ACTIVITIES

1.                   ORGANIZATION AND PRINCIPAL ACTIVITIES

The accompanying consolidated financial statements include the financial statements of JA Solar Holdings Co., Ltd. (the “Company”), and its subsidiaries, collectively referred to as the “Group”.

JA Solar Holdings Co., Ltd. was incorporated in the Cayman Islands on July 6, 2006. In February 2007, the Company’s ADS became listed on the NASDAQ Global Market in the United States. The Group is primarily engaged in the development, production and marketing of high-performance photovoltaic (“PV”) solar cells and solar power products, which convert sunlight into electricity, in the PRC.

In November 2011, the Company completed the acquisition of 100% equity interest of Silver Age Holdings Limited (“Silver Age”), of which Full Shine Holdings Limited (“Full Shine”) and Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”) are 100% owned subsidiaries. Thereafter, Silver Age, Full Shine and Solar Silicon Valley became wholly owned subsidiaries of the Company.

Majority of the Group’s business is conducted through the operating subsidiaries established in the PRC, JingAo Solar Co., Ltd. (“JA Hebei”), JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”), Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”), Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”), Solar Silicon Valley and Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”), in which the Company indirectly holds a 100% interest.

As of December 31, 2012, the Company’s subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
JA Solar International Co., Limited (“JA International”)	May 28, 2010	Hong Kong	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd (“JA Dunhuang”)	July 23, 2012	PRC	100%

Summary of significant accounting policies	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Summary of significant accounting policies

2.                   Summary of significant accounting policies

a)        Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

b)        Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets and equity method investment, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and deferred tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

c)         Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

d)        Cash, cash equivalents and restricted cash

The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash as of December 31, 2011 and 2012 represents amounts held by banks, which are not available for the Group’s use, as collateral for issuance of letters of credit.

e)         Investments

Investments in entities where the Group does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in equity gain/(loss) for the investee in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss). Unrealized gains on transactions between the Company and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

f)          Allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivables in the balance sheets are stated net of such provision.

g)        Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.  If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously written down are eventually sold.

In addition, the Group analyzes its purchase commitments, which primarily consist of long-term fixed price polysilicon purchase agreements, at each period end. Provision, if any, is made in the current period if the anticipated inventories cost from future execution of such purchase agreements is in excess of market value. There was no loss provision recorded related to these long-term contracts in the years ended December 31, 2010, 2011 and 2012.

In 2012, to better reflect the Group’s policy of treating inventory provision as a reduction of the cost basis in the inventory balance, the Group began to present reduction of inventory reserve related to inventory sold during the year as a component of change in inventory in the Consolidated Statement of Cash Flows as oppose to as a reduction of inventory provision. The Group has reclassified the prior period balances of RMB 171,786 and RMB 296,467 in 2010 and 2011, respectively, to conform to the current period presentation in the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash flows from operating activities.

h)        Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

i)           Prepaid land use rights

Land use rights are carried at cost less accumulated amortization and impairment losses, if any.  Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

j)           Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss) upon disposal.

k)        Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Operations and Comprehensive Income/(Loss) on a straight-line basis over the lease periods.

l)           Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred , fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the Statements of Operations and Comprehensive Income/(Loss) upon obtaining control. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed, including non-controlling interests if applicable, is based on various assumptions and valuation methodologies requiring considerable management judgment.  The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

m)    Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Group’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

n)        Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized (See Note 10).

o)        Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations and Comprehensive Income/(Loss). In the years ended December 31, 2010, 2011 and 2012, the Group did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

p)        Revenue recognition

(i)                 Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Group’s considerations for recognizing revenue are based on the following:

·              Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

·                  For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant),  the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouse, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

·                  The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

·                  For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is reasonably assured, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, including cases where the customers retain a portion of the full contract price as retainage after a specific period, it defers the recognition of revenue until such criterion is met, which is generally upon receipt of payment.

(ii)               Revenue recognition for solar products processing

The Group provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)            Revenue recognition for engineering, procurement and construction services

The Group recognizes revenue using the percentage of completion method for systems integration projects for which the Group provides engineering, procurement and construction (“EPC”) services under the EPC contracts. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. The Group uses this method because management considers costs incurred to be the best available measure of progress on these contracts and management believes it has the ability to reasonably estimate and track costs. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No contract losses were recorded in the years ended December 31, 2010, 2011 and 2012.

q)        Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost , depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost. On October 17,  2012, the U.S. Department of Commerce (DOC) has issued a final ruling on its anti-dumping and countervailing duty (CVD) investigations regarding solar photovoltaic (PV) cells manufactured in China and modules assembled from those cells. As a result, effective on December 7 2012, the Company is required to pay countervailing and antidumping duty of 15.24% and 13.94%, respectively, for solar cells manufactured in China and module assembled from those cells that are imported to U.S.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue - engineering, procurement and construction services

Costs of revenue for engineering, procurement and construction services include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

r)         Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.  For the stock options granted in the years ended December 31, 2010, 2011 and 2012, the Group used the forfeiture rate of 7.70%, 9.79%, and 9.82%, respectively.

s)          Research and development

Research and development costs are expensed when incurred.

t)           Advertising expenses

Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.

u)             Warranty cost

Solar modules produced by the Group are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as warranty costs at the time revenues are recognized and include that amount in its cost of revenues. Due to limited warranty claim history, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. (See Note 19)

v)             Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”)  prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations and Comprehensive Income/(Loss) as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

w)           Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment. The Group’s CODM is the Chief Executive Officer.

x)             Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

y)             Earnings/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

z)              Other Comprehensive income/(loss)

The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

aa)      Derivative Financial Instruments-Embedded Foreign Currency Derivatives

Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging.  Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

ab)      Accounting for share lending arrangement

The Company accounts for share lending arrangement in accordance with ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. (See Note 16).

ac)       Share repurchase

When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retain earnings.

ad)      Recent accounting pronouncements

In May 2011 the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The new guidance was adopted effective January 1, 2012, the adoption had no significant impact on the Group’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) — Presentation of Comprehensive Income”. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the unaudited condensed statement of changes in shareholder’s equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was adopted effective January 1, 2012, the adoption had no material impact on the Group’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a material impact on the Group’s financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on the Group’s financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

Acquisition of Solar Silicon Valley	12 Months Ended
Dec. 31, 2012
Acquisition of Solar Silicon Valley
Acquisition of Solar Silicon Valley

3.              Acquisition of Solar Silicon Valley

On July 1, 2011, in order to optimize the Group’s cost structure through selective vertical integration, the Group entered into a definitive Share Purchase Agreement with Jinglong Group Co., Ltd and Huang Chin Tien (“selling shareholders”) to acquire 100% ownership interest in Silver Age Holdings Limited (“Silver Age”), a British Virgin Island company that owns 100% of Solar Silicon Valley Electronic Science and Technology Co., (“Solar Silicon Valley”), a producer of solar wafers based in China. Silver Age was 70% owned by Jinglong Group, a company controlled by JA Solar’s Chairman, Mr. Baofang Jin, and 30% owned by Huang Chin Tien, an independent third party shareholder. Total purchase price was determined at US$ 180,000, which was based on the fair value of Solar Silicon Valley at the time of closing.  The Group would be required to issue 30,901,287 ordinary shares as consideration at a price of US$5.825 per share, representing the 45-day volume-weighted average price of JA Solar’s ADSs trading on the NASDAQ Global Market and approximately a 5.0% premium to the last closing price of the ADSs immediately prior to July 1, 2011.  Each ADS of JA Solar represents one ordinary share. The number of share consideration was fixed with no adjustment clause.

In November 2011, the acquisition was consummated, and the acquisition date was November 30, 2011, the date on which the Group obtained control over Solar Silicon Valley. The fair value of purchase consideration on the acquisition date was RMB 358,987 (US$56,549), measured at the quoted market price of US$1.83 (RMB 11.62) as of November 30, 2011. Total acquisition costs were RMB 14,798, which were expensed as incurred in the year ended December 31, 2011. The excess of the fair value of net assets of Solar Silicon Valley, over the total purchase consideration, amounting to RMB 187,387, was recorded as other income in the Consolidated Statements of Operations and Comprehensive Income/(Loss) in the year ended December 31, 2011.

Purchase price allocation

The total purchase price was allocated to Solar Silicon Valley’s tangible assets, identifiable intangible assets, and assumed liabilities based on their estimated fair values as set forth below. The excess of the fair value of net assets of Solar Silicon Valley, over the total purchase consideration, amounting to RMB 187,387, was recorded as a bargain purchase in other income in the Consolidated Statement of Operations. The Group makes estimates and judgments in determining the fair value of the acquired assets and assumed liabilities, based on its experience with similar assets and liabilities in similar industries. In performing the purchase price allocation, the Group considered the analyses of historical financial performance and estimates of future performance of Solar Silicon Valley’s business.

As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Solar Silicon Valley contributed net revenues of RMB 22,167 and net income of RMB 6,720 from December 1, 2011 through December 31, 2011. The following table summarizes unaudited pro forma results of operations for the years ended December 31, 2010 and 2011, as if the acquisition of Solar Silicon Valley had occurred on January 1, 2010, and after giving effect to acquisition accounting adjustments.

	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209

The unaudited pro forma consolidated results of operations is for illustrative purpose only and do not purport to be indicative of the results that would have been achieved if the above acquisition had actually taken place on January 1, 2010, and may not be indicative of future operating results. The unaudited pro forma net income includes RMB 638 and RMB 638 for the amortization of identifiable intangible assets and RMB 4,108 and RMB 4,108 for the reduction of depreciation expenses of property, plant and equipment for the years ended December 31, 2010 and 2011, respectively.  The unaudited pro forma net income for the year ended December 31, 2010 includes bargain purchase gain of RMB 187,387, and the unaudited pro forma net loss for the year ended December 31, 2011 excludes bargain purchase gain of RMB 187,387.

Investments in a joint venture	12 Months Ended
Dec. 31, 2012
Investments in a joint venture
Investments in a joint venture

4.              Investments in a joint venture

In March 2011, the Group entered into a joint venture agreement with MEMC Singapore to form a jointly-owned company named JA MEMC (Yangzhou) Solar Technology Company Ltd., (“JA MEMC”), to build and operate a solar cell production facility in China. Pursuant to the joint venture agreement, JA Yangzhou and MEMC each contributed a capital investment of RMB 96,211 in cash, which represents 50% of the share capital of JA MEMC. The Group accounts for its investment in the joint venture using the equity method and the Group’s share of JA MEMC’s results of operations is included in equity gain/(loss) for a joint venture in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss). The Group’s equity in net loss of JA MEMC amounted to RMB 1,800 and RMB 5,501 for the year ended December 31, 2011 and 2012, respectively.

The Group reviews its investment in JA MEMC to determine whether a decline in fair value below the carrying value, if any, is other- than-temporary. The assets held by JA MEMC consist primarily of long-lived assets and as of December 31, 2012 JA MEMC was still in the process of pre-operation. Based on all available information, such as industry-specific condition and investee-specific reasons, the Group determined that an other-than-temporary loss in the carrying value of the investment occurred and an impairment charge of RMB 38,000 should be recorded against the investment in JA MEMC in the year ended December 31, 2012. Although assumptions used in estimates of fair value of the investment in JA MEMC are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

Notes Receivable	12 Months Ended
Dec. 31, 2012
Notes Receivable
Notes Receivable

5.              Notes Receivable

Notes receivable represents bank drafts that are non-interest bearing and due within six months. Such bank drafts have been arranged with third-party financial institutions by certain customers to settle their purchases from the Group. The carrying amount of notes receivable approximate its fair values. There is no allowance against notes receivable as of December 31, 2011 and 2012.

Accounts Receivable, net	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Accounts Receivable, net

6.              Accounts Receivable, net

Accounts receivable, net, consists of accounts receivables less allowance for doubtful accounts. The following table presents the movement of the allowance for doubtful accounts:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	41,121	6,975	32,591
Allowance made during the year	1,645	27,880	200,446
Recoveries	—	(1,542)	(13,316)
Amount written off against the allowance	(35,791)	(722)	(29,750)
Balance at end of the year	6,975	32,591	189,971

The Group assesses creditworthiness of customers before granting any credit terms. This assessment is primarily based on reviewing of customer’s financial statements and historical collection records, discussion with customers’ senior management, and reviewing of information provided by third parties, such as Dun & Bradstreet and the insurance company that ultimately insures the Group against customer credit default. During the year ended December 31, 2012, for sales of solar cells, the Group provided credit terms of up to 90 days to customers with good credit-worthiness as determined by the Group’s credit assessment. For sales of solar modules, which generally require a longer credit terms according to industry practice, credit terms of up to 180 days were granted to customers with good credit-worthiness. Provisions of RMB 1,645 and RMB 26,338 were made against accounts receivable for estimated losses resulting from the inability of the customers to make payments in the year ended December 31, 2010 and 2011. During the year ended December 31, 2012, provisions of RMB 187,130 were made against accounts receivables from a few customers that had financial and operational difficulties.

Inventories	12 Months Ended
Dec. 31, 2012
Inventories
Inventories

7.              Inventories

Inventories consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	216,509	280,257
Work-in-progress	24,948	48,357
Finished goods	489,178	601,523
Total	730,635	930,137

For the year ended December 31, 2010, 2011 and 2012, inventories were written down by RMB 182,735, RMB 386,623 and RMB 171,165, respectively, to reflect the lower of cost or market.

Advances to suppliers	12 Months Ended
Dec. 31, 2012
Advances to suppliers
Advances to suppliers

8.              Advances to suppliers

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to the Group receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and had made advances for all, or a portion, of the total contract price to the Group’s suppliers, which are then offset against future purchases. Typically, the supply agreements are subject to price negotiations with the suppliers based on market prices. The Group has made advances to suppliers where the Group has committed to purchase minimum quantities under some of the supply agreements.

Advances to suppliers to be offset against future purchases of which the Group expects to take delivery of the inventory after the next twelve months are classified as non-current assets in the Group’s Consolidated Balance Sheet as at year end dates.

The Group does not require collateral or other security against its advances to related or third party suppliers. As a result, the Group’s claims for such prepayments would rank only as an unsecured claim, which exposes the Group to the credit risks of the suppliers. Also, the Group may not be able to recover all unutilized advances to suppliers if the Group does not purchase the minimum quantities or is unable to negotiate or renegotiate acceptable prepayment, quantities, prices and delivery terms with these suppliers, or unforeseen events impair the ability of suppliers to deliver raw materials, for example the recent earthquake in Japan.

As of December 31, 2011 and 2012, outstanding prepayments, net of any allowance, made to individual suppliers in excess of 10% of total prepayments to suppliers are as follows:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Supplier A (third party)	927,255	759,505
Supplier B (third party)*	445,187	224,608
Supplier C (third party)	167,542	161,925

*M.SETEK Co., Ltd (“M.SETEK”), one of the largest suppliers located in Japan, failed to make majority of scheduled delivery since March 2011 after a magnitude-9 earthquake struck Japan and triggered a tsunami affecting vast areas in Japan. Although the production capacity of M.SETEK has returned to normal since November 2011, the Group elected to claim the outstanding prepayment from M.SETEK pursuant to the contract. In order to settle the prepayments, the Group reached a settlement agreement with M.SETEK on March 8, 2012 that M.SETEK used its dividend distribution from Hebei Ningjing Songgong, its 65%-owned subsidiary located in PRC, to repay part of the prepayments amounting to RMB 69,500, and also transfer its 65% equity interests in Hebei Ningjing Songgong at fair value amount of RMB 247,000 (“equity interest transfer price”) to the Group. For the remaining portion of the prepayment of RMB 128,687, M.SETEK will deliver polysilicon at market price to the Group until the prepayment is fully utilized. Hebei NingJin Songgong is a private company which is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. Hebei Ningjing Songgong is primarily engaged in production of solar-grade monocrystalline silicon ingot. As of December 31, 2011, no provision was provided against prepayment made to M. SETEK as the balance was considered recoverable taken into consideration the settlement agreement and all available evidence at the time.

The share transfer agreement was formally signed on July 23, 2012 and the transaction was subject to approval by relevant government. Considering a continued decrease in selling price of solar products and recession of solar industry, the Group determined an impairment analysis is required in the year ended December 31, 2012. The Group estimated the fair value of the to be received equity interest of Hebei Ningjing Songgong as of December 31, 2012, based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates.  As a result, in the year ended December 31, 2012, an impairment provision of RMB 96,517 was provided against prepayment made to M. SETEK, as the fair value of the equity interest in Hebei Ningjing Songgong based on discounted future cash flows analysis exceeds the equity interest transfer price, which was based on the fair value of equity interest in Hebei Ningjing Songgong at the time of settlement in March 2012. Although cash flow estimates are based on relevant information available at the time the estimates are made, such estimates are, by nature, highly uncertain and judgmental and may vary significantly from actual results.

In January 2013, the share transfer transaction was completed upon obtaining approval by relevant government. (see Subsequent Events)

No other individual supplier has advance payment balances that accounted for more than 10% of the total balance as of December 31, 2012.

The following table presents the movement of the allowance for advances to supplier:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	51,960	87,869	94,154
Allowance made during the year	65,366	42,194	103,139
Recoveries	(29,457)	(35,909)	(38,841)
Balance at end of the year	87,869	94,154	158,452

The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. Given all circumstance and available evidence as of December 31, 2012, management assesses the risk that the Company is not able to fully utilize the remaining advance payment balance is remote and therefore no further provision was made against remaining advance payment balance as the balance was considered recoverable. Recoveries represent cash received or product delivered subsequently.

Other current assets	12 Months Ended
Dec. 31, 2012
Other current assets
Other current assets

9.              Other current assets

Other current assets consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Input value-added tax recoverable	440,856	388,473
Income tax recoverable	43,781	57,741
Value-added tax refund from export sales	238,720	191,138
Prepaid input VAT & customs duty for import machinery and materials	26,803	2,096
Prepaid expenses	15,284	17,502
Prepayment for application of land use right	29,140	43,010
Foreign exchange forward contract instruments	23,351	79
Deferred issuance cost	—	10,873
Accounts receivable recovery from insurance companies	—	17,313
Deposit receivable	—	18,759
Others	42,201	60,682
	860,136	807,666

Property, plant and equipment, net	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Property, plant and equipment, net

10.       Property, plant and equipment, net

Property, plant and equipment, net, consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Buildings	888,541	1,156,762
Furniture, fixtures and office equipment	63,972	79,425
Motor vehicles	18,961	25,903
Machinery and equipment	3,831,912	4,065,354
Leasehold improvements	89,763	132,542
Total *	4,893,149	5,459,986
Less: accumulated depreciation	(1,036,207)	(1,629,798)
Subtotal	3,856,942	3,830,188
Construction-in-progress	1,242,266	617,281
Property, plant and equipment, net	5,099,208	4,447,469

* Includes impairments of long-lived assets of RMB 303,068 and RMB 397,789 for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.

As of December 31, 2012, the Group pledged its buildings with the net book value of RMB 103,761 and RMB 244,751 to secure two long-term bank borrowings of RMB 130,000 and RMB 118,000 from Export-Import Bank of China and Agricultural Bank of China, respectively.

For the years ended December 31, 2010, 2011 and 2012, total interest capitalized was RMB 28,626, RMB 50,912 and RMB 51,783, respectively.

Depreciation expense was RMB 285,435, RMB 475,278 and RMB 646,955 for the years ended December 31, 2010, 2011 and 2012, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

The Group evaluates long-lived assets for impairment if events or changes in circumstances indicated that the carrying value of such assets may not be recoverable. Considering a rapid and continued decrease in selling price of multi-crystalline wafers and inadequate utilization of machines, the Group determined a two step impairment analysis is required in the year ended December 31, 2011 and 2012. In step one impairment analysis, the estimated future undiscounted net cash flows expected to be generated by the assets over their remaining estimated useful lives were based on certain assumptions, such as forecasts of future operating results, gross margin and expected future growth rates. The estimated undiscounted future cash flows generated by the equipment used to produce multi-crystalline wafers were less than their carrying value, which required the step two impairment test. In the step two impairment analysis, the Group estimated the fair value based on discounted cash flow analysis using market participants’ assumptions, such as forecasts of future operating results, discount rates commensurate with the risk involved, and expected future growth rates. The carrying value of the equipment was reduced to fair value based on the discounted cash flow analysis. This resulted in a pre-tax charge of RMB 303,068 and RMB 250,697 recorded in the impairment loss on property, plant and equipment in the Consolidated Statements of Operations and Comprehensive Income/(Loss) in 2011 and 2012, respectively. Although assumptions used in estimates of future cash flows are management best estimates, such assumptions are, by nature, highly judgmental and may vary significantly from actual results.

Additionally, in the year ended December 31, 2012, the Group recorded long-lived asset impairment of RMB 147,092 related to the retirement of each 300MW outdated solar cells and solar modules facilities at JA Hebei and JA Fengxian facilities, respectively.

Intangible assets, net	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Intangible assets, net

11.       Intangible assets, net

Intangible assets, net, consisted of the following:

	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880

Amortization expense was RMB 3,645, RMB 3,969 and RMB 4,572 for the years ended December 31, 2010, 2011 and 2012, respectively, and is recorded in manufacturing overhead, selling, general and administrative expenses, research and development expenses.

Amortization expense of the existing technical know-how, customer relationship and purchased software for each of the next five years will be approximately RMB 1,987.

Income taxes	12 Months Ended
Dec. 31, 2012
Income taxes
Income taxes

12.       Income taxes

Cayman Islands and British virgin Islands

The Company is a tax exempt company incorporated in the Cayman Islands. Under the laws of Cayman Islands, the Company is not subject to tax on income or capital gain. The Company’s subsidiary established in the British Virgin Islands is tax exempt under the laws of British Virgin Islands, and accordingly, is not subject to tax on income or capital gain.

People’s Republic of China

Pursuant to PRC Foreign Enterprise Income Tax (“FEIT”) Law, foreign-invested enterprise (“FIEs”) are subject to FEIT at a state tax rate of 30% plus a local tax rate of 3% on PRC taxable income. FIEs are also entitled to be exempted from FEIT for a 2-year period starting from their first profit-making year followed by a 50% reduction of FEIT payable for the subsequent three years (“2+3 holiday”), if they fall into the category of production-oriented enterprises with an operational period of more than 10 years in China.

On March 16, 2007, the National People’s Congress of China enacted a new Corporate Income Tax (“CIT”) Law, under which FIEs and domestic companies would be subject to CIT at a uniform rate of 25%. The new CIT Law has become effective on January 1, 2008. The grandfathering treatments for unutilized tax holiday are provided for certain qualified FIEs. For those FIEs which have already commenced their qualified tax holidays before 2008, they can continue to enjoy the remaining unutilized tax holidays until expiry. For those qualified old FIEs which have not commenced their tax holidays before 2008 due to cumulative losses, their tax holidays will be deemed to commence in 2008 and can be utilized until expiry.

JA Hebei, JA Fengxian, JA Zhabei and JA Yangzhou were established before the effective date of the new CIT Law and subject to FEIT Law before January 1, 2008.

Pursuant to the FEIT, JA Hebei received approval to enjoy a 2-year corporate income tax exemption for 2006 and 2007, as well as a 50% corporate income tax reduction from 2008 to 2010. After the new Corporate Income Tax law became effective on January 1, 2008, JA Hebei was entitled to enjoy grandfathering treatments for the unutilized tax holiday until expiration. The Company believes that the income generated by assets newly acquired by JA Hebei through a capital injection made in 2008 were also subject to the above mentioned grandfathered tax holiday and has been in compliance with the tax filing requirements.

JA Fengxian and JA Yangzhou all had cumulative losses as of December 31, 2008 and their tax holidays were deemed to commence in 2008 and can be utilized until expiry pursuant to the new CIT Law.

JA Zhabei, which is not a production-oriented enterprise, not entitled to the tax holiday.

JA Lianyungang, which was established in 2008, JA Yangzhou R&D and JA Yangzhou PV, which were established in 2009, JA Wafer R&D and JA Jinglong, which were established/acquired in 2010, JA Hefei Renewable Energy, JA Hefei Technology and JA Investment, which were established in 2011, Solar Silicon Valley, which was acquired in 2011, are not entitled to the tax holiday.

In accordance with the new CIT Law, a company is entitled to a preferential income tax of 15% if qualifying as an Advanced and New Technology Enterprise (“ANTE”). The preferential tax rate, once being approved by the relevant government authorities, is subject to renewal every three years. However, a company that enjoys the preferential income tax rate should perform self-assessment to ensure it maintains the required qualification during those three years. In November 2010, JA Hebei was recognized as an ANTE under the CIT Law and is entitled to the preferential income tax of 15% from 2010 to 2012. As the original approval certificate was obtained in 2011, JA Hebei used the above-mentioned 2+3 holiday for the year ended December 31, 2010. Under the new CIT Law, where the transitional preferential CIT policies and the preferential policies prescribed under the new CIT Law and its implementation rules overlap, an enterprise shall choose to carry out the most preferential policy, but shall not enjoy multiple preferential policies. JA Hebei chose to enjoy the preferential income tax for an ANTE from January 1, 2011. JA Hebei has performed a self-assessment and determined it has not maintained the required qualification and concluded it does not qualify for the preferential CIT rate starting from 2013. In August 2011, JA Yangzhou was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. JA Yangzhou has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012. In November 2011, JA Lianyungang was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013. As JA Lianyungang was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Lianyungang became entitled to preferential income tax of 15% from 2011 to 2013 with no any other option. JA Fengxian was recognized as an ANTE and is entitled to the preferential income tax of 15% from 2011 to 2013 and the original approval certificate was obtained in May 2012. JA Fengxian has chosen to complete the above mentioned 2+3 holiday for the overlapping period of 2011 and 2012.  JA Wafer R&D was recognized by the Chinese government as an ANTE and is entitled to the preferential income tax of 15% from 2012 to 2014. As JA Wafer R&D was not entitled to enjoy any tax holiday before being recognized as and ANTE, JA Wafer R&D became entitled to preferential income tax of 15% from 2012 to 2014 with no any other option.

On February 22, 2008, the Ministry of Finance (“MOF”) and the State Administration of Taxation (“SAT”) jointly issued Cai Shui [2008] Circular 1 (“Circular 1”). According to Article 4 of Circular 1, distributions of accumulated profits earned by a FIE prior to January 1, 2008 to foreign investor(s) in 2008 or after will be exempt from withholding tax (“WHT”) while distribution of the profit earned by an FIE after January 1, 2008 to its foreign investor(s) shall be subject to WHT at a rate up to 10% (lower rate is available under the protection of tax treaties). As a result, if any dividends are declared out of the cumulative retained earnings as of December 31, 2007, they should be exempt from WHT. In 2012, JA Hebei declared dividends of RMB 107,804 out of the cumulative retained earnings as of December 31, 2007 to JA BVI, which is exempt for WHT. JA Yangzhou, as requested by the local tax bureau, declared dividends of RMB 210,637 out of the earnings after January 1, 2008 to JA BVI in order to meet the capital injection requirement for JA Yangzhou. Pursuit to Circular 1, the appropriation of dividend for reinvestment purpose is subject to 10% WHT, amounting to RMB 21,064, which was paid and recorded as income tax expenses for the year ended December 31, 2012. Excluding JA Yangzhou’s dividend appropriation requested by the local tax bureau, the Group intends to indefinitely reinvest its earnings to further expand its businesses in mainland China, its foreign invested enterprises do not intend to declare dividends to their immediate foreign holding companies in the foreseeable future. Undistributed earnings as of December 31, 2011 and 2012 are considered to be indefinitely reinvested, and therefore, no deferred tax liability was recognized. Cumulative undistributed earnings of the Company’s PRC subsidiaries intended to be permanently reinvested totaled RMB 3,420,287 and RMB 2,495,613, and the amount of the unrecognized deferred tax liability on the permanently reinvested earnings was RMB 342,029 and RMB 249,561 as of December 31, 2011 and 2012.

Hong Kong SAR

No income tax provision has been made for JA Hong Kong and JA International in any period, as the entities did not have assessable profits subject to Hong Kong Profit Tax at the rate of 16.5% for the years presented.

United States

JA USA is subject to US federal statutory tax rate of 35% and also subject to the state of California income tax rate of 8.84%. The state income tax paid is deductible for US federal income tax.

European Countries

JA Lux is incorporated in Luxemburg and is subject to a 28.80% corporate tax rate.

JA GmbH is incorporated in Germany and is subject to effective income tax rate of 32.98% which consists of 15% corporate income tax plus a solidarity surcharge of 5.5% on corporate income tax and a trade income tax rate of 17.15%.

The tax benefit/(expense) comprises:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current tax	(289,522)	(63,410)	(101,975)
Deferred tax	36,815	5,587	1,350
	(252,707)	(57,823)	(100,625)

Components of deferred tax assets consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	3,841	303
Amortization of intangible assets	281	2,054
Accrued warranty costs	11,333	19,294
Accrued expenses	13,009	23,074
Net loss carried forward	111,883	293,861
Depreciation of property, plant and equipment	41,896	92,235
Inventory write-down and idle capacity charges	32,821	22,367
Allowance for doubtful accounts	4,427	59,979
Allowance for advance to suppliers	14,123	31,199
Impairment loss on property, plant and equipment	62,304	120,357
Loss for equity investment in a joint venture	—	6,795
Others	9,628	24,607
Deferred tax assets	305,546	696,125
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(10,691)	(25,614)
Deferred tax liabilities	(10,691)	(25,614)

Less: valuation allowance	(202,235)	(576,541)
Deferred tax assets-net	92,620	93,970

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Current	39,851	20,031
Non-Current	63,460	99,553
	103,311	119,584
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(10,691)	(25,614)
	(10,691)	(25,614)
	92,620	93,970

The following table presents the movement of the valuation allowance for deferred tax assets:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	48,990	76,174	202,235
Allowance made during the year	27,184	126,061	374,306
Reversals	—	—	—
Balance at end of the year	76,174	202,235	576,541

The Group has made some portion of valuation allowance against its net deferred tax assets. The Group evaluates a variety of factors in determining the amount of the valuation allowance, including its earnings history, the tax holiday period, the existence of taxable temporary differences, and near-term earnings expectations. Future reversal of the valuation allowance will be recognized upon the earlier of when the benefit is realized or when it has been determined that it is more likely than not that the benefit will be realized through future earnings.

Reconciliation between the provision for income tax computed by applying the statutoryCIT and the Group’s effective tax rate:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
PRC enterprise income tax	25%	(25)%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	1.2%	3.68%	5.62%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(11.5)%	(6.09)%	(2.10)%
Effect of tax rate change (2)	(0.4)%	15.29%	(2.69)%
Additional tax for previously approved tax holiday(3)	—%	—%	5.29%
Withholding tax for dividend distribution	—%	—%	1.35%
Valuation allowance	(1.8)%	23.54%	23.97%
	12.5%	11.42%	6.44%

(1)         Effect of tax holiday and differential tax rates of certain subsidiaries decreased from 6.09% to 2.10%, which was mainly due to that certain subsidiaries that are entitled to tax holiday incurred tax losses in 2012.

(2)         Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which is mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013. Such enacted rate applicable for future years is used in deferred tax calculation for those two entities. Effect of tax rate change decreased from 15.29% in 2011 to (2.69)% in 2012, which is mainly due to that JA Hebei will not be entitled to ANTE preferential income tax rate of 15% from 2013. Such enacted rate applicable for future years is used in deferred tax calculation for JA Hebei.

(3)         In June 2012, JA Hebei received ruling from the local tax bureau of Xingtai City, Hebei Province (“the Local Tax Beureau”), which ruled that JA Hebei should not have enjoyed the previously grandfathered tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2008 (the “2008 Capital Injection”). Consequently, the Company recorded tax payable of RMB 81,180 at the end of the second quarter of 2012 and made subsequent payment in July 2012. However, the Company believed its tax position related to the 2008 Capital Injection had been in compliance with the PRC Corporate Income Tax Law, and therefore appealed in September 2012. In December 2012, the Company received full refund from the local tax bureau and recognized a tax benefit of RMB 81,180 offsetting the initial charge in the fourth quarter. In February 2013, JA Hebei received another notice from the Local Tax Bureau, which ruled that from 2008, JA Hebei should not have enjoyed the previously approved tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2007 (the “2007 Capital Injection”).

Consequently, the Company recorded additional income tax expenses of RMB 82,549 at the end of 2012 and made subsequent payment in March 2013. The Company believed its previous tax position related to the 2007 capital injection had been in compliance the tax law and such tax holiday and treatment had been approved by the local and province level tax authorities.  The tax payment requested by local tax bureau is a discrete item in 2012, which is a result of local tax authority’s new interpretation of the existing tax law.

The Aggregate amount and per share effect of the tax holiday are as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
The aggregate dollar effect	274,886	6,290	—
Per share effect-basic	1.69	0.04	—
Per share effect-diluted	1.61	0.04	—

Government grant	12 Months Ended
Dec. 31, 2012
Government grant
Government grant

13.       Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grants relating to reimbursement of expense item are recognized as other income over the period necessary to match the grants on a systematic basis to the costs that it is intended to compensate. The Group recorded RMB 17,110, RMB 41,161 and RMB 18,672 as other income for the years ended December 31, 2010, 2011 and 2012, respectively.

Grants for the acquisition of the rights to use land are recorded as long-term liabilities and recorded to other income over the amortization period. The Group received government grant related to land use rights of RMB 32,414, RMB 35,500 and RMB 78,020 during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, long-term liability balance of RMB 82,458 and RMB 148,738 was related to government grant for the acquisition land use rights, respectively.

Prepaid land use rights	12 Months Ended
Dec. 31, 2012
Prepaid land use rights
Prepaid land use rights

14.       Prepaid land use rights

The prepaid land use rights of the Group represented prepaid operating lease payments in obtaining land use rights in the PRC for a period of 40 or 50 years.

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Cost	266,228	266,228
Less: accumulated amortization	(14,785)	(20,339)
Net book value	251,443	245,889

Current portion of prepaid land use rights (recorded in other current assets)	5,555	5,555
Non-current portion of prepaid land use rights	245,888	240,334
Total	251,443	245,889

As of December 31, 2012, the Group pledged its prepaid land use right with the net book value of RMB 77,656 to secure a long-term bank borrowing of RMB 40,000 from Agricultural Bank of China.

Bank borrowings (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
Bank borrowings
Bank borrowings

15.                               Bank borrowings

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2011
Short-term:
Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:
China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000
Short-term bank borrowings and current portion of long term bank borrowings			1,414,906
Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Short-term:
Industrial and Commercial Bank of China	February 2012	January 2013	100,000	7.282%	Monthly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	October 2012	April 2013	100,000	6.440%	Quarterly
Bank of China	October 2012	April 2013	51,455	6.440%	Quarterly
Bank of Communications	October 2012	April 2013	100,000	5.880%	Quarterly
China Merchants Bank	October 2012	March 2013	50,000	6.048%	Quarterly
Bank of Communications	November 2012	May 2013	52,401	5.766%	Together with principal
Bank of Communications	November 2012	May 2013	51,569	5.729%	Together with principal
China Bohai Bank	November 2012	May 2013	50,000	5.600%	Together with principal
Bank of China	January 2012	January 2013	94,283	7.200%	Quarterly
Bank of China	February 2012	February 2013	102,139	7.120%	Quarterly
Bank of China	September 2012	March 2013	6,381	3.983%	Together with principal
Bank of China	September 2012	March 2013	10,336	3.983%	Together with principal
Bank of China	September 2012	March 2013	65,998	4.187%	Together with principal
China Guangfa Bank	November 2012	May 2013	39,284	2.323%	Together with principal
Agriculture Bank of China	November 2012	February 201	4,762	3.311%	Together with principal
Agriculture Bank of China	December 2012	March 2013	20,947	3.309%	Together with principal
Agriculture Bank of China	December 2012	March 2013	13,175	3.311%	Together with principal
Subtotal			972,730

Long-term due in one year:

Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	September 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
China Construction Bank	June 2011	May 2013	48,000	5.542%	Monthly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Shanghai Pudong Development Bank	June 2011	June 2013	98,000	6.720%	Quarterly
China Merchants Bank	May 2011	March 2013	28,500	6.983%	Quarterly
China Merchants Bank	April 2011	April 2013	8,500	6.983%	Quarterly
China Merchants Bank	March 2011	March 2013	8,500	6.983%	Quarterly
Shanghai Pudong Development Bank	March 2012	September 2013	49,000	7.315%	Quarterly
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.980%	Together with principal
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Subtotal			1,850,500
Short-term bank borrowings and current portion of long term bank borrowings			2,823,230

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Long term
China Construction Bank	June 2012	May 2014	38,000	6.400%	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	7.315%	Monthly
China Construction Bank	May 2012	April 2014	159,000	6.650%	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	6.519%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March2014	54,122	6.221%	Monthly
China Everbright Bank	June 2011	June 2014	200,000	6.458%	Quarterly
Industrial and Commercial Bank of China	December 2011	June 2014	59,017	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.980%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.980%	Together with principal
Bank of China	April 2012	April 2014	30,000	7.836%	Quarterly
Agriculture Bank of China	August 2012	February 2019	40,000	7.009%	Quarterly
Agriculture Bank of China	September 2012	August 2019	118,000	7.009%	Quarterly
Subtotal			2,088,139

Total bank borrowings			4,911,369

The bank borrowings outstanding as of December 31, 2011 and 2012 bore an average interest rate of 6.40% and 6.49% per annum, respectively. These loans are borrowed from various financial institutions. The borrowings have 3-month to 84-month terms and expire at various times. The unused lines of credit were RMB 1,199,361, which were available as of December 31, 2012. These facilities contain no specific renewal terms and require no collateral.

Interest incurred for bank borrowings for the years ended December 31, 2010, 2011 and 2012 amounted to RMB 58,045, RMB 212,153 and RMB 348,510, respectively, of which RMB 14,355, RMB 39,320 and RMB 45,059 was capitalized in the cost of property, plant and equipment.

JA Solar and China Development Bank Shanghai Branch (“CDB”) entered into a financial partnership agreement in September 2010, pursuant to the agreement, CDB agrees to provide up to RMB 30 billion of credit facilities to JA Solar from 2010 to 2015 to support JA Solar’s capital needs under its long-term growth and corporate development plans. As a result of the Financial Partnership Agreement, the Company is qualified to have an expedited approval process for individual credit agreements. Detailed terms including interest rate and covenants of each such credit facility will be determined by CDB in accordance with its risk management and operational guidelines, and set forth in individual credit agreements between CDB and the Company. As of December 31, 2011 and 2012, the Group had drawn down RMB nil and RMB nil of the credit facility, respectively.

Future principal repayments on the long-term borrowings are as follows:

Year ending December 31,	RMB
2013	1,850,500
2014	1,740,139
2015	190,000
2016	—
Thereafter	158,000

Total	3,938,639

Senior Convertible Notes (4.5% Senior Convertible Notes due 2013)	12 Months Ended
Dec. 31, 2012
4.5% Senior Convertible Notes due 2013
Senior Convertible Notes
Senior Convertible Notes

16.  Senior Convertible Notes

On May 13, 2008, the Company entered into an underwriting agreement for the sale by the Company to the public of $350,000 aggregate principal amount of 4.5% Senior Convertible Notes due 2013 (the “Senior Notes”). The Company granted to the underwriters a 30-day option to purchase up to an additional $50,000 aggregate principal amount of Senior Notes. On May 19, 2008, the Company completed its public offering of $400,000 aggregate principal amount of its Senior Notes which includes the underwriter’s exercise of their option. Net proceeds to the Company from the offering were approximately RMB 2,709,538. The Company’s financing costs of RMB 80,010 associated with the Senior Notes are amortized through interest expense over the life of the Senior Notes from May 2008 to the first put date, or May 2013 using the effective interest rate method. The amount amortized to interest expense for the year ended December 31, 2010, 2011 and 2012 was RMB 7,552, RMB 9,364 and RMB 9,656, respectively. This change in the balance of deferred issuance cost includes the pro-rata reduction of deferred issuance cost that is a component of the extinguished gain from the Senior Notes bought back by the Group.

The Senior Notes bear interest at the rate of 4.5% per annum, payable semi-annually in arrears on May 15 and November 15 of each year, beginning on November 15, 2008. The Senior Notes will mature on May 15, 2013 unless previously repurchased by the Company or converted in accordance with their terms prior to such date. On or after May 15, 2011, the Company has the option to redeem for cash all or part of the Senior Notes at principal if the closing sale price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day on which notice of redemption is provided. If certain fundamental changes occur at any time prior to maturity, holders of the Senior Notes may require the Company to repurchase their Senior Notes in whole or in part for cash equal to 100% of the principal amount of the Senior Notes to be repurchased, plus accrued and unpaid interest to, but excluding, the date of repurchase. The interest expense recognized for interest payable to the Senior Notes holders was RMB 67,876, RMB 65,959 and RMB 56,893 for the years ended December 31, 2010, 2011 and 2012 respectively.

Each $1,000 principal amount of the Senior Notes will initially be convertible into 6.5628 American Depository Shares, or ADSs, par value $.0001 per share at a conversion price of $152.375, subject to adjustment. The Senior Notes are convertible at maturity and upon certain other events, including when the trading price of the Company’s ADS exceeds 130% of the then effective conversion price for at least 20 trading days during the period of the 30 consecutive trading days ending on the last trading day of the previous fiscal quarter.

The Company used the proceeds from the issuance of the Senior Notes for the purchase and construction of manufacturing equipment and facilities, the purchase and prepayment of raw materials, working capital and other general corporate purposes.

The Company’s functional currency is different from the denomination of the Senior Notes and the Company’s early redemption option is contingent upon its ADS price. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the conversion feature, early redemption option and conversion rate adjustment feature (together, “Embedded Derivatives”) as a freestanding instrument separately in the balance sheet. The Senior Notes were recorded with a discount equal to the value of the Embedded Derivatives at the transaction date and will be accreted to the redemption value of the Senior Notes over the life of the Senior Notes. The change in fair value of the Embedded Derivatives of RMB 70,458, RMB 66,142 and RMB 32 was recorded in Consolidated Statements of Operations and Comprehensive Income/(Loss) for the years ended December 31, 2010, 2011 and 2012, respectively. This change in fair value excludes the pro-rata reduction of the Embedded Derivatives that are a component of the extinguishment gain from the Senior Notes bought back by the Group. The interest expense recognized for accretion to the redemption value of the Senior Notes was RMB 95,547 RMB 104,195 and RMB 96,532 for the years ended December 31, 2010, 2011 and 2012, respectively.

During the years ended December 31, 2010, 2011 and 2012, the Company bought back US$ nil, US$ 6,145 and US$ 105,427 (par value) of the Senior Notes, respectively, at prices ranging from 72.48% to 95.35% of face value. The gain/(loss) from the Senior Notes buyback was RMB nil, RMB 4,312 and RMB (8,466) respectively, for the years ended December 31, 2010, 2011 and 2012. As of December 31, 2012, the notional outstanding amount of the Senior Notes was RMB 732,896 (US$ 116,601). The estimated fair value of the Senior Notes as of December 31, 2012 was RMB 696,170 (US$ 110,758).

Capped Call

Concurrent with the Company’s issuance of the Senior Notes on May 12, 2008, it entered into capped call option transactions with two financial institutions (the “Counterparties”) that are affiliates of two of the underwriters of the Senior Notes. The capped call transactions was designed to reduce the dilution that would otherwise occur as a result of new common stock issuances upon conversion of the Senior Notes, and effectively increase the conversion price of the Senior Notes for the Company to $37.375 per ADS from the actual conversion price to the Senior Notes holders of $30.475 per ADS. The total premium paid by the Company for the capped call transactions was RMB 226,087.

The Company’s functional currency is different from the denomination of the capped call. Therefore, in accordance with ASC 815, Derivatives and Hedging, the Company accounted for the capped call transactions as freestanding derivative assets in the Consolidated Balance Sheet. The derivative is marked to market each reporting period utilizing the Black-Scholes option pricing model.

On September 15, 2008 and October 3, 2008, respectively, one of the counterparties and its affiliate filed for protection under Chapter 11 of the US Federal Bankruptcy Code, an event of default under the agreement. As a result of the default, the Counterparty is not expected to perform its obligations if such obligations were to be triggered. The Company has written down the fair value of the derivative in relation to this counterparty to nil given the counterparty is in bankruptcy and lacks the ability and intent to settle the contract as of period end. The fair value of the derivative asset purchased from the other counterparty was RMB nil as of December 31, 2011 and 2012 respectively. The change in fair value of this derivative recorded in change in fair value of derivatives in the consolidated statement of operation was RMB 5,094, RMB (9,127) and RMB nil for the years ended December 31, 2010, 2011 and 2012 respectively.

On March 7, 2012, the Company entered into a Termination Agreement with Lehman Brothers OTC Derivatives Inc. and Lehman Brothers Holdings Inc. to terminate the transactions governed by an agreement dated May 13, 2008 between Lehman Brothers OTC Derivatives Inc. and the Company, which supplements, forms part of, and is subject to, an agreement in the form of the 1992 ISDA Master Agreement. The termination had minimal financial impact.

ADS Lending Agreement

Concurrent with the offering and sale of the Senior Notes on May 12, 2008, the Company entered into a share lending agreement (the “ADS Lending Agreement”) with certain financial institutions (the “ADS Borrower (s)”), pursuant to which the Company loaned 2,625,104 ADSs (the “Loaned ADSs”) to the ADS Borrowers. The ADS Borrowers will receive all of the proceeds from the sale of the borrowed ADSs. The Company will not receive any proceeds from the sale of the borrowed ADSs pursuant to the ADS Lending Agreement, but the Company will receive from the ADS Borrowers a nominal lending fee of $0.0005 per ADS for each ADS that the Company loaned pursuant to the ADS Lending Agreements.  The nominal lending fee is reported as increases to additional paid in capital. These Loaned ADSs must be returned to the Company no later than May 15, 2013, or sooner if certain conditions are met. In the event of default, the ADS Borrower is required to return the loaned shares to the Company. If unable to do so, at the Company’s request, the ADS Borrower shall pay cash equal to the market value of unreturned shares. The purpose of the share lending arrangement was to facilitate the investors of the Senior Convertible Notes to hedge the conversion option in such Notes.

These shares were considered issued and outstanding for corporate law purposes at the time they were loaned; however, at the time of the loan they were not considered outstanding for the purpose of computing and reporting earnings per share because these shares were to be returned to the Company no later than May 15, 2013, the maturity date of the Senior Notes. On September 15, 2008, one of the ADS borrowers, who the Company had loaned 1,312,552 ADSs, filed for protection under Chapter 11 of the federal Bankruptcy Code and was placed into administration proceeding in the United Kingdom.

As a result of the bankruptcy filing and the administration proceeding, the ADS Lending Agreement automatically terminated and the ADS Borrower was contractually required to return the Loaned ADSs to the Company. The Company has since demanded the immediate return of all outstanding borrowed shares, however, the shares have not yet been returned. Also under the agreement, the ADS borrower was supposed to transfer collateral to an affiliate equal to the fair value of the shares loaned after it received a credit downgrade on September 15, 2008. Such collateral was to be held in a collateral account for the Company. No collateral transfer was made and the Company is not aware of any collateral account existing. While the Company believes it is exercising all of its legal remedies, it has included these shares in its per share calculation on a weighted average basis due to the uncertainty regarding the recovery of the borrowed shares.

On January 1, 2010, the Company adopted ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. The Company estimated that the fair value of the share lending arrangement at issuance was RMB 230,729, which was recognized as an issuance cost of the Senior Convertible Notes, with an offset to additional paid-in capital. Issuance costs were deferred on the balance sheet and amortized over the life of the Senior Convertible Notes. In the year ended December 31, 2008, due to the bankruptcy of one of the ADS borrowers, the Company assessed it became probable that the borrower would default. As result, the Company recognized an expense of RMB 469,042, which equaled to the then fair value of the 1,312,552 ADSs lent to the borrower, net of the fair value of probable recoveries, with an offset to additional paid-in capital. Probable recoveries were estimated as nil at the time in 2008. The fair value of the outstanding loaned shares was RMB 55,411 (US$ 8,794) and RMB 35,230 (US$ 5,605) as of December 31, 2011 and 2012, respectively. The unamortized amount of the issuance costs associated with the share-lending arrangement included in the deferred issuance cost in the balance sheet were RMB 51,028 and RMB 8,253 as of December 31, 2011 and 2012, respectively. The amount of interest cost recognized relating to the amortization of the issuance cost associated with the share-lending arrangement were RMB 20,815, RMB 27,335 and RMB 29,537 for the years ended December 31, 2010, 2011 and 2012, respectively.

In June 2012, a Claims Determination Deed was entered into between the Company and One ADS Borrower (the “Claims Determination Deed”), admitting the Claim (the “Claim”) against the Borrower as a general unsecured claim which qualifies for dividends from the Borrower for an amount of GBP 38.2 million (RMB 380,075). On June 29, 2012, the Company entered into an agreement through private negotiation with a carefully selected group of claims purchasers to sell certain rights pertaining to the claim against the Borrower and all rights to receive distribution payments from the Borrower in exchange for cash consideration of GBP 37.1 million (RMB 369,153). As required under the claim transfer procedures, the joint administrators of the Borrower have acknowledged the sale of the Claim to the purchaser on August 9, 2012. There is no recourse from the purchaser to the Company if the claim is not satisfied in full by the Borrower. A gain of RMB 369,153 was recorded as other income in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Other payables to third parties	12 Months Ended
Dec. 31, 2012
Other payables to third parties
Other payables to third parties

17.  Other payables to third parties

Other payables consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Purchases of property, plant and equipment	474,185	367,426
Miscellaneous tax payables	18,253	25,011
Deposits	3,008	6,049
Labor services payables	12,438	13,883
Logistic charges	894	37,528
Others	18,949	30,218
Total other payables	527,727	480,115

Accrued expenses	12 Months Ended
Dec. 31, 2012
Accrued expenses
Accrued expenses

18.  Accrued expenses

Accrued expenses consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Professional service fees	32,537	21,970
Interest	65,168	167,198
Utilities	9,445	909
Logistic charges	33,812	9,154
Others	11,715	27,066
Total accrued expenses	152,677	226,297

Accrued warranty cost	12 Months Ended
Dec. 31, 2012
Accrued warranty cost
Accrued warranty cost

19.  Accrued warranty cost

The movement of Group’s accrued warranty costs for solar module is summarized below:

	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning balance	5,931	31,277	78,751
Warranty provision	25,346	47,474	42,167
Warranty utilization	—	—	(6,692)
Ending balance	31,277	78,751	114,226

Share-based compensation	12 Months Ended
Dec. 31, 2012
Share-based compensation
Share-based compensation

20.  Share-based compensation

As of December 31, 2012, the Company had one share-based compensation plan, which is described below.

On August 18, 2006, the shareholders of the Company approved the 2006 Stock Incentive Plan (the “Plan”), which permits the grant of share options and shares to its eligible recipients for up to 8,656,000 ordinary shares plus a number of ordinary shares equal to 10% of any additional share capital of the Company issued following the effective date of the Plan. The Group believes that such awards better align the interests of its employees with those of its shareholders.

a)    Options

During the year ended December 31, 2012, the Company granted 2,207,000 ordinary share options to certain of its employees. The exercise price of the options ranges from US$1.37 to US$1.83.

The Group recognized a pre-tax charge of RMB 28,559, RMB 12,810 and RMB 12,980 (included in selling, general, and administrative expenses and manufacturing overhead, of which RMB 249, RMB 268 and RMB 1,256 was capitalized in the cost of inventory as of December 31, 2010, 2011 and 2012, respectively), for the years ended December 31, 2010, 2011 and 2012 associated with the expensing of stock options, respectively.

The weighted-average grant-date fair value of options granted during the years ended December 31, 2010 and 2012 were US$ 4.88 and US$ 1.4, respectively. No option grants were made in 2011. The compensation that has been charged for the option, net of the amounts reversed for options forfeited in excess of amounts estimated at the grant date, was RMB 28,310, RMB 12,542 and RMB 11,724 for the years ended December 31, 2010, 2011 and 2012, respectively. The amounts reversed associated with options forfeited were RMB 1,737, RMB 5,110 and RMB 1,616 for the years ended December 31, 2010, 2011 and 2012, respectively.  The total income tax benefit recognized in the income statement for share-based compensation arrangements was nil for the periods.

The Group used the forfeiture rate of 7.70%, 9.79% and 9.82% respectively for the years ended 2010, 2011 and 2012.

As of December 31, 2010, 2011 and 2012, there was RMB 25,316, RMB 5,491 and RMB 3,788 of total unrecognized compensation cost related to non-vested share-based employees arrangements granted under the Plan, respectively. The cost is expected to be recognized over a remaining weighted-average period of 14 months.

The Company expects to issue new shares to satisfy share option exercises.

These options will become fully vested upon a change in control or on any date at the discretion of the plan administrator. The fair value of option grant is estimated on the date of grant using the Black-Scholes-Merton model with the following assumptions for options granted to employees during the years ended December 31, 2010, 2011 and 2012 respectively:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Average risk-free rate	2.74%	—	1.09%~1.27%
Weighted average expected option life	6 years	—	5.75 years
Volatility rate	70%	—	80.5%
Dividend	—	—	—

(1)         The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)         The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)         The Company has no history or expectation of paying dividends on its ordinary shares.

(4)         The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

The following table summarizes information with respect to share options outstanding on December 31, 2012:

	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40		—
Forfeited	(540,600)	4.60		—
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Exercisable at December 31, 2012	1,662,850	7.79	5.85	—

The total intrinsic value of options exercised during the years ended December 31, 2010, 2011 and 2012 was $1,166, $2,077 and $ 0, respectively.

b)    Restricted share units (“RSU”)

RSUs are commitments made to issue ordinary shares at the time that each underlying RSU vests. The RSUs are not legally issued ordinary shares nor do they comprise outstanding ordinary shares and therefore, do not give their holders voting or dividend rights.

Upon vesting, the shares will be issued by the Company.

The following table summarizes information with respect to RSUs outstanding on December 31, 2012:

	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97

For RSUs, the Company recognized a pre-tax charge of RMB 43,226, RMB 27,377 and RMB 20,249 (included in selling, general, and administrative expenses) for the years ended December 31, 2010, 2011 and 2012, respectively. Unrecognized compensation expense related to the RSUs as of December 31, 2010 and 2012 were RMB 31,578 and RMB 11,024, respectively. The cost is expected to be recognized over a remaining weighted average period of 22 months.  The fair value of shares vested during the years ended December 31, 2010, 2011 and 2012 was RMB 23,022, RMB 20,738 and RMB 997, respectively.

Foreign currency forward contracts	12 Months Ended
Dec. 31, 2012
Foreign currency forward contracts
Foreign currency forward contracts

21.  Foreign currency forward contracts

The Group, as a result of its global operating and financing activities, is exposed to changes in foreign currency exchange rates which may adversely affect its results of operations and financial position. The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily the Euro and US dollar. The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the Renminbi net cash flows resulting from forecasted foreign currency-denominated transactions will be negatively affected by changes in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next 12 months.

The Group accounts for derivative instruments pursuant to ASC 815, Derivatives and Hedging, as amended and interpreted, and recognizes all derivative instruments as either assets or liabilities at fair value in other assets or other liabilities in the Consolidated Balance Sheets. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument. The Group has evaluated various factors and determined whether there is effectiveness with respect to certain foreign-currency forward contracts and whether these foreign currency forward exchange contracts qualified for foreign currency cash flow hedge accounting. When hedging relationships are highly effective, the effective portion of the gain or loss on the derivative cash flow hedges is recorded in accumulated other comprehensive income, net of tax, until the underlying hedged transaction is recognized in the consolidated income statements. The ineffective portion of cash flow hedges, if any, is recognized in income immediately. The effectiveness of designated hedging relationships is tested and documented on quarterly basis. Gains or losses on those foreign currency forward exchange contracts which do not qualify for hedge accounting are recognized in change in fair value of derivatives in the Consolidated Statements of Operations and Comprehensive Income/(Loss). During the year ended December 31, 2011, the Group entered into foreign exchange forward contracts with a notional amount of Euro 295,902 and US Dollar 374,738. During the year ended December 31, 2012, the Group entered into foreign exchange forward contracts with a notional amount of Euro 158,463, GBP 4,153 and US Dollar 87,119. As of December 31, 2011, the Group had outstanding foreign currency forward exchange contracts with notional amounts of Euro 23,617 and US Dollar 41,167. As of December 31, 2012, the Group had outstanding foreign currency forward exchange contracts with notional amounts of US Dollar 848.

The gain/(loss) from the change in the fair value on the effective portion of derivative cash flow hedges, which is recorded in accumulated other comprehensive income, net of tax, was RMB 2,326, RMB 9,428 and RMB (11,755) for the years ended December 31, 2010, 2011 and 2012, respectively. The gain from the change in the fair value on those foreign currency forward exchange contracts not qualifying for hedge accounting, which is recorded in change in fair value of derivatives, was RMB nil, RMB 33,323 and RMB 9,303 for the years ended December 31, 2010, 2011 and 2012, respectively.

The following table displays the outstanding notional balances and the estimated fair value of the Group’s foreign-currency forward exchange contracts and embedded derivatives as of December 31, 2011 and 2012:

	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2011	2011	2012	2012
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	158,898	11,755	—	—
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	293,270	11,596	5,333	79
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(32)	—	—

Mainland China contribution plan and profit appropriation	12 Months Ended
Dec. 31, 2012
Mainland China contribution plan and profit appropriation
Mainland China contribution plan and profit appropriation

22.  Mainland China contribution plan and profit appropriation

a)    China contribution plan

Full-time employees of the Group in the PRC participate in a government-mandated multi-employer defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. PRC labor regulations require the Group to accrue for these benefits based on certain percentage of the employees’ salaries. However, the Group is not responsible for meeting any obligations under the plan. The total contribution for such employee benefits was RMB 39,069, RMB 72,677 and RMB 95,929 for the years ended December 31, 2010, 2011 and 2012, respectively.

b)    Statutory reserves

Pursuant to laws applicable to entities incorporated in the PRC, the subsidiaries in the PRC should make appropriations from after-tax profit to non-distributable reserve funds. These reserve funds include the following: (i) a general reserve, (ii) an enterprise expansion fund and (iii) a staff bonus and welfare fund. The subsidiaries in the PRC are required to transfer at least 10% of their profit after taxation (as determined under accounting principles generally accepted in the PRC (“PRC GAAP”) at each year-end)  to the general reserve fund until the reserve balance reaches 50% of their respective registered capital. The appropriations to other funds are at the PRC subsidiaries’ discretion. These reserve funds can only be used for specific purposes of enterprises expansion, staff bonus, and welfare and not distributable as cash dividends.

The general reserves made by the Group’s PRC subsidiaries in 2010, 2011 and 2012 were RMB 186,284, RMB 22,815 and nil, respectively. During the years ended December 31, 2012, the Group made a reversal of RMB 3,654, from the common statutory reserve fund to retained earnings due to an adjustment related to income tax filing difference was made in its local PRC GAAP accounts.

c)     Restricted capital

The following paid-in-capital amounts are unavailable for distribution as nominal dividends to the Company:

Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB 1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$ 80,000
Shanghai JA Solar PV Technology Co., Ltd.	US$ 20,000
JA Solar Technology Yangzhou Co., Ltd.	US$ 260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$ 88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB 50,000
JA Yangzhou PV Technology Co., Ltd.	US$ 10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB 180,000
Donghai JA Solar Technology Co., Ltd.	RMB 50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$ 15,000
Hefei JA Solar Technology Co., Ltd.	RMB 1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$ 36,986
Dunhuang JA Solar Power Development Co., Ltd	RMB 3,000

Earnings (loss) per share	12 Months Ended
Dec. 31, 2012
Earnings (loss) per share
Earnings (loss) per share

23.  Earnings (loss) per share

Basic and diluted net (loss)/ earnings per share for the years ended December 31, 2010, 2011 and 2012 are calculated as follows:

	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator:

Numerator for basic earnings/(loss) per share from continuing operations	1,775,181	(572,098)	(1,662,257)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	(70,458)	—	—
Foreign exchange gain on convertible notes	(33,021)	—	—
Accretion of non-cash interest charge on convertible notes	95,547	—	—
Amortization of deferred issuance cost in relation to convertible notes	28,368	—	—
Interest expense of convertible notes	67,876	—	—
Capitalized interest	(28,626)	—	—
Numerator for diluted earnings/(loss) per share from continuing operations	1,834,867	(572,098)	(1,662,257)

Numerator for basic (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Numerator for diluted (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	162,900,657	167,101,076	194,788,429
Dilutive effect of share options and RSUs*	728,804	—	—
Dilutive effect of convertible notes*	7,487,223	—	—
Denominator for diluted earnings per share	171,116,684	167,101,076	194,788,429

Basic earnings/(loss) per share from continuing operations	10.90	(3.42)	(8.53)
Diluted earnings/(loss) per share from continuing operations	10.72	(3.42)	(8.53)

Basic (loss)/earnings per share from discontinued operations	(0.12)	0.04	—
Diluted (loss)/earnings per share from discontinued operations	(0.12)	0.04	—

* These potentially dilutive securities totaling 7,875,966 and 5,628,371 in 2011 and 2012, respectively, were not included in the calculation of dilutive earnings per share in 2011 and 2012 because of their anti-dilutive effect.

Related party transactions	12 Months Ended
Dec. 31, 2012
Related party transactions
Related party transactions

24.       Related party transactions

a)                                     Amounts due to related parties consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	73,097	32,101
Payables to Jing Wei Electronics Co., Ltd.-short term	47,754	67,227
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	4,294	48,081
Others-short term	37,344	58,230
Total amounts due to related parties-short term	162,589	205,639

b)             Amounts due from related parties consisted of the following:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Advances to Hebei Jinglong-short term	10,740	86,712
Advances to Hebei Jinglong-long term	38,333	21,252
Advances to others-short term	3,439	553
Receivables from Ningjin Songgong-short term	19,077	5,045
Receivables from others-short term	18,215	32,242
Total amounts due from related parties	89,804	145,804

c)              Transactions with Hebei Jinglong

Wafer supply

In July 2006, the Group entered into a master long-term supply contract (the “Jinglong Long-term Supply Contract”) with Hebei Jinglong, which owns 29.5% equity interest of the Group as of December 31, 2012, for the supply of silicon wafers. The Jinglong Long-term Supply Contract had an initial term of four and half years, from July 2006 to December 2010, which automatically extended for another three years until the end of 2013. The Group has also entered into various short-term supply contracts with Hebei Jinglong for the supply of silicon wafers (together with the Jinglong Long-term Supply Contract the “Jinglong Supply Contracts”). Under the Jinglong Supply Contracts, Jinglong Group has agreed to supply the Group with silicon wafers at prevailing market prices with a reasonable discount and under prepayment arrangements. The Group has entered into various supplemental agreements to the Jinglong Supply Contracts to specify certain performance terms, including amendment of prepayment amounts and their utilization. The prepayment and delivery terms under the existing Jinglong Long-term Supply Contract had been revised subsequently in August 2007, September 2008, and February 2009.

The Group reviewed the contracts under ASC 815, Derivatives and Hedging, and ASC 810, Consolidation, and determined that they don’t contain an embedded derivative nor would the supplier contracts cause the supplier to be a variable interest entity.

For the years ended 31 December 2010, 2011 and 2012, the Group purchased RMB 1,629,433,RMB 1,506,609 and RMB 191,339 respectively, of silicon wafers from Jinglong Group under the Jinglong Supply Contracts and from Solar Silicon Valley before it was acquired by the Group in November 2011. The Group will continue to purchase silicon wafers from Jinglong Group.

Unused prepayments were RMB 49,073 and RMB 107,964 at December 31, 2011 and 2012, respectively, and were recorded in advances to related party supplier in the consolidated balance sheet.

Outsourcing service

The Group outsourced wafer processing services to Hebei Jinglong and Silicon Valley, where they helped the Group turn polysilicon into wafers. The outsourcing service fee was RMB 2,275, RMB nil and RMB 17,899 for Hebei Jinglong for the years ended December 31, 2010, 2011 and 2012 respectively, RMB 4,138 and RMB 8,874 for Solar Silicon Valley for the years ended December 31, 2010 and 2011 before acquisition of Silicon Valley, respectively.

Management fees and leasing

The Group leases properties from Hebei Jinglong and another related party under operating lease agreements. The Group incurred rental expenses under operating lease agreements to Hebei Jinglong in the amounts of RMB 12,180, RMB 12,000 and RMB 12,000 for the years ended December 31, 2010, 2011 and 2012, respectively.

Guarantee

As of December 31, 2011, the Group provided guarantees to Hebei Jinglong for short-term bank borrowing with a principal of RMB 366,000 while the Group also received guarantees from Heibei Jinglong for short-term bank borrowing with a principal of RMB 170,000. The Group monitors the financial performance of Hebei Jinglong on a monthly basis, and also evaluates the availability of Hebei Jinglong from alternate sources. No amounts have been accrued as a loss contingency related to this guarantee because payment by the Group is not probable.  The fair value of the guarantee as of December 31, 2011 was not material. There is no guarantee provided to Hebei Jinglong as of December 31, 2012.

Acquisition of Solar Silicon Valley

On November 30, 2011, the Group completed the acquisition of 100 percent of the shares of Solar Silicon Valley for a share consideration of RMB 358,987 (Note 3).

d)             Transactions with other related parties

	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	19,494	8,858	172,623
Ningjin Songgong	—	13,035	67,393
Others	140,670	45,897	3,204
Total	160,164	67,790	243,220

Purchase of products
Subsidiaries of Hebei Jinglong	837,505	1,128,937	464,511
Ningjin Songgong	32,205	2,932	350,685
Others	5,482	—	12,515
Total	875,192	1,131,869	827,711

Processing service	232,163	27,369	19,086
Subsidiaries of Hebei Jinglong	—	14,147	7,618
Others	232,163	41,516	26,704
Total

Purchase of equipment
Subsidiaries of Hebei Jinglong	10	460	2,481
Total	10	460	2,481

During the year ended December 31, 2010, the Group acquired 100 percent of the shares of Shanghai Jinglong Solar Technology Co., Ltd. from Ningjin Jinglong PV Investment Co., Ltd., a subsidiary of Hebei Jinglong, for a cash consideration of RMB 198,960, representing the fair value of the company based on an independent third party valuation. Shanghai Jinglong Solar Technology Co., Ltd. owns the land, building and facility previously leased by the Group for its module production operation in Fengxian, Shanghai. Shanghai Jinglong Solar Technology Co., Ltd. is not a business and this transaction was accounted for as an asset acquisition.

On March 8, 2012, the Group entered into a settlement agreement with M.SETEK to settle the outstanding prepayments made to M.SETEK. Pursuant to the settlement agreement, M.SETEK will transfer its 65% equity interests in Hebei Ningjing Songgong to the Group at an appraisal price to repay a portion of the prepayments. Hebei NingJin Songgong is 65% owned by M. SETEK and 32.7% owned Mr. Baofang Jin, the Group’s Chairman, and 2.3% owned by a few third party individuals. (See Note 8)

The Group considers that these transactions were carried out at arm’s length with prices comparable to other similar transactions with unrelated third parties.

Contingencies and Commitments	12 Months Ended
Dec. 31, 2012
Contingencies and Commitments
Contingencies and Commitments

25.                          Contingencies and Commitments

a)   Legal contingencies

In December 2008, the Company was named as defendant in two putative securities class actions filed in the United States District Court for the Southern District of New York: Ellenburg v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 10475 (filed on December 3, 2008) and Zhang v. JA Solar Holdings Co., Ltd., et al., Civil Action No. 08 CV 11366 (filed on December 31, 2008). The complaints in the two actions, which are substantially identical, also name as defendants Mr. Huaijin Yang, our former chief executive officer, and Mr. Daniel Lui, our former chief financial officer and chief strategy officer, and allege that the defendants committed securities fraud in violation of Section 10(b) of the United States Securities and Exchange Act. The Court consolidated the two cases in April 2009. In February 2011, the Company reached an agreement in principle to settle these securities class action lawsuits. Under the terms of the proposed settlement, a sum of US$ 4,500 (less any award of attorneys’ fees and costs to counsel for the class that may be approved by the Court) will be made available to shareholders who may qualify for a distribution under the settlement. As part of the settlement, the plaintiff agreed to dismiss the action and drop all claims against the Company and the individual defendants. The Court granted final approval of the settlement terms in June 2011. The Group paid total settlement amount of RMB 29,808 (US$ 4,500) in the year ended December 31, 2011. There was no outstanding legal contingency as of December 31, 2011 and 2012.

b)   Supplier contract

In order to better manage the Group’s unit costs and to secure adequate and timely supply of polysilicon and silicon wafers during the periods of shortages of polysilicon and silicon wafer supplies, the Group entered into a number of multi-year supply agreements in amounts that were expected to meet the Group’s anticipated production needs. As a condition to its receiving the raw materials under those agreements, and in line with industry practice, the Group was required to, and has made prepayments for all, or a portion, of the total contract price to the suppliers, which are then offset against future purchases. The Group has completed re-negotiating certain of its supplier arrangements and is currently in the process of re-negotiating the remaining prepayment obligations with its suppliers.

Set out below are the Group’s fixed obligations under these multi-year contracts including “take or pay” arrangements.

Obligations under Multi-year Supply Agreements, including “Take or Pay” Supply Agreements

The Group’s multi-year supply agreements with some suppliers are structured as fixed price and quantity “take or pay” arrangements which allow the supplier to invoice the Group for the full stated purchase price of polysilicon or silicon wafers the Group is obligated to purchase each year, whether or not the Group actually purchases the contractual volume. In addition to the “take or pay” supply agreements, the Group has also entered into other multi-year supply agreements to purchase fixed volumes of polysilicon or silicon wafers from certain suppliers. Under these agreements, the purchase price is to be periodically adjusted based on prevailing market price or relevant energy price index. Purchases made under “take or pay” agreements amounted to RMB 1,315,832, RMB 1,600,725 and RMB 1,098,601 for the years ended December 31, 2010, 2011 and 2012, respectively. The Group’s future obligations under multi-year supply agreements, including “take or pay” supply agreements are as follows:

	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2013	1,719,219	221,694	1,940,913
2014	1,318,069	334,490	1,652,559
2015	1,640,516	334,957	1,975,473
2016	1,604,688	427,576	2,032,264
2017	1,568,861	—	1,568,861
Thereafter	3,116,979	—	3,116,979
Total	10,968,332	1,318,717	12,287,049

* includes only purchase commitments with fixed or minimum price provisions.

In addition, the Group has also entered into other supply agreements with variable price provisions, under which the purchase price is based on market prices with price adjustment terms. The Group has committed to purchase polysilicon and silicon wafers with the quantity of 3,000 metric tons and 2,260 million pieces respectively during 2013 to 2016, which are with variable price provisions and not included in the above table.

Outstanding supplier advances made to suppliers with whom the Group has entered into “take or pay” arrangements amounted to RMB 1,163,350 and RMB 885,102 as of December 31, 2011 and 2012, respectively.

If the Group fails to meet the obligations, including purchase quantity commitments, under the amended agreements and are unable to further renegotiate the terms of these multi-year supply agreements, the Group may be forced to forfeit certain prepayment amounts and be subject to claims or other disputes which could materially and adversely affect the Group’s results of operations, and financial position.

                      c)              Operating lease commitments

As of December 31, 2012, the Group has several operating lease agreements to lease certain assets, including offices, dormitory and land. These non-cancelable operating leases expire from July 2010 to May 2017, with rental fees that approximates market rents.

Future minimum obligations for operating leases are as follows:

(in RMB)
2013	52,514
2014	40,990
2015	40,688
2016	34,697
2017	574
Thereafter	—
Total	169,463

Rent expense under all operating leases was RMB 17,786, RMB 14,992 and RMB 23,357, for the years ended December 31, 2010, 2011 and 2012, respectively.

d)             Capital expenditure

As of December 31, 2012, the Group had contracted for capital expenditure on machinery and equipment of RMB 496,390.

Fair value measurements	12 Months Ended
Dec. 31, 2012
Fair value measurements
Fair value measurements

26.       Fair value measurements

ASC 820 establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the observable inputs be used when available. Observable inputs are inputs that market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the Group. Unobservable inputs are inputs that reflect the Group’s assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. As such, fair value is a market-based measure considered from the perspective of a market participant who holds the asset or owes the liability rather than an entity-specific measure. The hierarchy is broken down into three levels based on the reliability of inputs as follows:

·	Level 1—Valuations based on quoted prices in active markets for identical assets or liabilities that the Group has the ability to access.
·	Level 2—Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, directly or indirectly.
·	Level 3—Valuations based on inputs that are unobservable and significant to the overall fair value measurement.

When available, the Group uses quoted market prices to determine the fair value of an asset or liability. If quoted market prices are not available, the Group will measure fair value using valuation techniques that use, when possible, current market-based or independently sourced market parameters, such as interest rates and currency rates. Following is a description of the valuation techniques that the Group uses to measure the fair value of assets and liabilities that the Group measures and reports on its balance sheet at fair value on a recurring basis.

Short-term financial instruments: The Group’s short-term financial instruments consist of cash and cash equivalents, restricted cash, accounts receivable and payable, notes receivable, short-term bank borrowings, and accrued expenses. The cost approximates the fair value because of the short maturity period.

Long-term bank borrowings: The fair value is based on the amount of future cash flows associated with each debt instrument discounted at the Group’s current borrowing rate for similar debt instruments of comparable terms. The carrying values of the long-term bank borrowings approximate their fair values as all the long-term bank borrowings carries variable interest rates which approximate rates currently offered by the Group’s bankers for similar debt instruments of comparable maturities.

Derivative assets and liabilities.   The Group’s derivative assets and liabilities consist of embedded foreign currency derivatives in the Group’s sales and purchase contracts denominated in currencies other than Renminbi or the functional currency of the counterparty, the capped call transactions denominated in USD, embedded derivatives underlying convertible notes and foreign currency forward contract instruments. Since its capped call transactions and embedded derivatives underlying convertible notes are not traded on an exchange, they are valued using valuation models. Management is responsible for determining these fair values and considered a number of factors including valuations. The capped call transactions are valued using the Black Scholes Option Pricing Model. The embedded derivatives underlying convertible notes are bifurcated using the “with or without” approach. As there are interrelationships among the embedded derivatives, they are valued using a Monte Carlo simulation. Interest rate yield curves, foreign exchange rates, stock price, volatility, expected term, risk-free rate and fundamental change event probabilities are the significant inputs into these valuation models. The inputs used in the valuation of the capped call transactions are observable in active markets over the terms of the instruments the Group holds, and accordingly, the Group classifies these valuation techniques as Level 2 in the hierarchy. In regards to the embedded derivatives underlying convertible notes, fair value was determined using a “with and without” approach which was based on both Level 2 and Level 3 inputs. The Group determined that the Level 3 input, that is the fundamental change event probabilities, is significant to the overall fair value measurement. The Group considered the effect of its own credit standing and that of its counterparties in its valuations of its derivative financial instruments. The Group entered into foreign currency forward contracts that are designated as cash flow hedges of exchange rate risk related to forecasted foreign currency denominated sales. The Group’s financial instrument counterparties are high-quality commercial banks with significant experience with such instruments.  Fair values of the Group’s forward contracts are determined using significant other observable inputs (Level 2 fair value measurements), and are based on the present value of expected future cash flows considering the risks involved and using discount rates appropriate for the duration of the contracts.

Recurring change in fair value

As of December 31, 2011, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

As of December 31, 2012, information about inputs into the fair value measurements of the Group’s assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition is as follows:

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	79	—	79	—

Assets and liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3 valuation)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2011 was as follows:

Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

A summary of changes in Level 3 embedded derivatives underlying convertible notes for the year ended December 31, 2012 was as follows:

Balance at December 31, 2011	(32)
Unrealized gains included in Change in fair value of derivatives	32
Balance at December 31, 2012	—

Assets valued at Fair Value on a Non-recurring basis

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

The long-lived assets represent certain machines which cannot be used for production due to poor physical condition (Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, long-lived assets held and used with a carrying amount of RMB 1,039,554 were written down to their fair value of RMB 736,486, resulting in an impairment charge of RMB 303,068, which was calculated based on Level 3 Inputs and included in earnings for the period.

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	515,854	—	—	515,854	(397,789)
Investment in a joint venture	50,910	—	—	50,910	(38,000)

The long-lived assets represent property, plant and equipment for production of multi-crystalline wafers and certain machines which cannot be used for production due to poor physical condition or outdated facilities(Note 10).

In accordance with the provisions of the Impairment or Disposal of Long-Lived Assets Subsections of FASB Codification Subtopic 360—10, long-lived assets held and used with a carrying amount of RMB 913,643 were written down to their fair value of RMB 515,854, resulting in an impairment charge of RMB 397,789, which was calculated based on Level 3 Inputs and included in earnings for the period.

Investment in a joint venture represents investment in JA MEMC with a carrying amount of RMB 50,910. An other-than-temporary impairment charge of RMB 38,000 was recorded against the investment in JA MEMC in the year ended December 31, 2012. (Note 4).

Change in fair value of derivatives

The Change in fair value of derivatives recognized in earnings, excluding embedded derivatives underlying convertible notes repurchased which are recognized in buyback gain, was as follows:

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Embedded derivatives underlying convertible notes (see Note 16)	70,458	66,142	32
Capped call options (see Note 16)	5,094	(9,127)	—
Embedded foreign currency derivatives	(1,024)	(5,464)	—
Foreign exchange forward contracts not designated as hedging instruments	—	33,323	9,302
	74,528	84,874	9,334

Segment information	12 Months Ended
Dec. 31, 2012
Segment information
Segment information

27.       Segment information

The Group operates in a single business segment that includes the design, development, and manufacture of PV products. The following table summarizes the Group’s net revenues generated from different geographic locations:

	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
China	6,010,415	5,546,700	3,086,589
Outside China:
Germany	2,126,975	2,110,751	1,265,827
Rest of the world	3,623,390	3,075,403	2,366,649
Total outside China	5,750,365	5,186,154	3,632,476
Total net revenue	11,760,780	10,732,854	6,719,065

The Group’s long-lived fixed assets are all located in China.

Certain risks and uncertainties	12 Months Ended
Dec. 31, 2012
Certain risks and uncertainties
Certain risks and uncertainties

28.       Certain risks and uncertainties

a)      Major customers

There is no individual customer accounting for 10% or more of total revenues for the years ended December 31, 2011 and 2012.

Accounts receivable from the 3 customers with the largest receivable balances represents 40% and 24% of the balance of accounts receivable at December 31, 2011 and 2012, respectively. The Group performs ongoing credit evaluations of its customers’ financial condition whenever deemed necessary and generally does not require collateral. The Group maintains an allowance for doubtful accounts based upon the expected collectability of all accounts receivable, which takes into consideration an analysis of historical bad debts, specific customer creditworthiness and current economic trends.

b)      Concentrations of credit risk

Financial instruments that potentially subject the Group to significant concentrations of credit risk consist principally of cash and cash equivalent, accounts receivables and advances to suppliers.

The Group places its cash and cash equivalents with high quality financial institutions in the PRC, US, Hong Kong and Singapore and limits the amount of credit risk from any single institution. China does not have an official deposit insurance program, nor does it have an agency similar to The Federal Deposit Insurance Corporation (FDIC) in the United States. However, the Group believes that the risk of failure of any of these PRC banks is remote. Bank failure is extremely uncommon in China and the Group believes that those Chinese banks that hold the Company’s cash, cash equivalents and long term time deposit are financially sound based on public available information.

The Group is also exposed to the credit and financial risks of its suppliers to which the Group made advances. The Group’s financial condition and results of operations may be materially affected if the suppliers fail to meet their obligations of supplying silicon materials according to the contractually agreed schedules.

c)      Foreign currency risk

The RMB is not a freely convertible currency. The PRC State Administration for Foreign Exchange, under the authority of the People’s Bank of China, controls the conversion of RMB into foreign currencies. The value of the RMB is subject to changes in central government policies and to international economic and political developments affecting supply and demand in the PRC foreign exchange trading system market. The Group’s aggregate amount of cash and cash equivalents denominated in RMB amounted to RMB 3,463,198 and RMB 2,295,838 as of December 31, 2011 and 2012, respectively.

Ordinary shares	12 Months Ended
Dec. 31, 2012
Ordinary shares
Ordinary shares

29.  Ordinary shares

The holders of ordinary shares in the Company are entitled to one vote per share and to receive ratably such dividends, if any, as may be declared by the board of directors of the Company. In the event of liquidation, the holders of ordinary shares are entitled to share ratably in all assets remaining after payment of liabilities. The ordinary shares have no preemptive, conversion, or other subscription rights.

ADS ratio change	12 Months Ended
Dec. 31, 2012
ADS ratio change
ADS ratio change

30.  ADS ratio change

The Company received a notice on October 11, 2012 from the NASDAQ Stock Market LLC stating that, based upon the closing bid price of the Company’s American Depositary Shares (“ADS”) for 30 consecutive business days, the Company no longer meets the requirement set forth in NASDAQ Marketplace Rule 5450(a) (1), which requires listed securities to maintain a bid price of US$1.00 per ADS (the “Minimum Bid Price Rule”). In accordance with NASDAQ Marketplace Rule 5810(c)(3)(A), the Company was provided with a period of 180 calendar days, or until April 9, 2013, to regain compliance with the Minimum Bid Price Rule.

Effective on December 10, 2012, the Company changed the ratio of its American Depositary Shares (“ADSs”) to ordinary shares from one (1) ADS representing one (1) ordinary share to one (1) ADS representing five (5) ordinary shares. Pursuant to the ratio change, each shareholder of record at the close of business on December 7, 2012 was required to exchange every five ADSs then held for one new ADS. The ratio change brought the Company back into compliance with all NASDAQ listing standards.

Share repurchase	12 Months Ended
Dec. 31, 2012
Share repurchase
Share repurchase

31.  Share repurchase

On June 8, 2012, our board of directors approved US$100 million share repurchase program, which provided authorization to purchase up to US$100 million worth of our outstanding ADSs. During the year ended December 31, 2012, the Company repurchased 2,469,700 shares at a cost of US$2,411 (RMB 15,276). When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retain earnings.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events
Subsequent events

32.  Subsequent events

Other than the transactions occurring in 2012 already described above, the following events have taken place in 2013:

a)             Loan borrowing

During January 2013 to the report date, the Group borrowed short-term loans of RMB533,961 from various financial institutions in the PRC, among which, two short-term loans of RMB 200,000 and RMB 28,000 were guaranteed by Hebei Jinglong Group. The borrowings have two months to one year terms and will expire at various times. The average interest rate is 6.30% per annum. The Group also repaid loans of RMB 524,277 during the subsequent period.

b)             Share transfer of Hebei NingJin Songgong

In January 2013, M.SETEK transferred its 65% equity interests in Hebei Ningjing Songgong to the Group upon obtaining relevant government approval for a total consideration of RMB 150,483. The group started consolidating Hebei Ningjing Songgong effective February 1, 2013. (see Note 8). Due to the limited time since the acquisition date, the initial purchase allocation for the business combination is incomplete at this time. As a result, we are unable to provide disclosures of the amounts that will be recognized as of the acquisition date for the major classes of assets acquired and liabilities assumed as well as the required pro forma disclosures of revenues and earnings of the combined entity.

Restricted net assets	12 Months Ended
Dec. 31, 2012
Restricted net assets
Restricted net assets

33.    Restricted net assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations.  Additionally, the Company’s subsidiaries can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to statutory reserve. The statutory general reserve fund requires annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries and affiliates are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB 5,038,415 or 103.0% of the Company total consolidated net assets as of December 31, 2012. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries and affiliates for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries and affiliates due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

Additional information - condensed financial statements of the Company	12 Months Ended
Dec. 31, 2012
Additional information - condensed financial statements of the Company
Additional information - condensed financial statements of the Company

34.  Additional information — condensed financial statements of the Company

The separate condensed financial statements of JA Solar Holdings Co., Ltd. as presented below have been prepared in accordance with Securities and Exchange Commission Regulation S-X Rule 5-04 and Rule 12-04 and present the Company’s investments in its subsidiaries under the equity method of accounting as prescribed in ASC 323. Such investment is presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries.” The condensed financial information of JA Solar Holdings Co., Ltd. has been presented for the period from January 1, 2010 to December 31, 2012.

The subsidiaries did not pay dividend to the Company for the period presented.

Except as disclosed in the consolidated financial statements as presented above, the Company did not have any significant contingency, commitment, long term obligation, or guarantee as of December 31, 2012.

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(21,883)	(32,063)	(22,576)
Loss from operations	(21,883)	(32,063)	(22,576)
Interest expense	(191,791)	(206,853)	(192,618)
Change in fair value of derivatives	75,552	57,015	32
Share of income/(loss) from subsidiaries	1,724,291	(465,989)	(1,809,926)
Convertible bond buyback gain/(loss)	—	4,312	(8,466)
Other income	169,182	79,233	371,297
Income/(loss) before income taxes	1,755,351	(564,345)	(1,662,257)
Income tax expense	—	—	—
Net income/(loss) attributable to ordinary shareholders	1,755,351	(564,345)	(1,662,257)

	December 31,	December 31,
	2011	2012
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	77,009	17,011
Other receivable from subsidiaries	252,943	252,326
Other current assets	2,055	16,155
Total current assets	332,007	285,492
Investments in subsidiaries	4,599,487	2,809,195
Deferred issuance cost	67,531	—
Amount due from subsidiaries	2,892,214	2,771,785
Total assets	7,891,239	5,866,472
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	6,572	6,572
Accrued and other liabilities	48,317	14,589
Convertible notes	—	708,548
Interest payable	7,869	4,123
Total current liabilities	62,758	733,832
Long-term amount due to subsidiaries	41,295	239,816
Convertible notes	1,238,485	—
Embedded derivatives	32	—
Total liabilities	1,342,570	973,648

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 202,238,307and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012)	154	153
Additional paid-in capital	5,102,362	5,135,587
Retained earnings/(deficit)	1,437,634	(239,898)
Accumulated other comprehensive gain/(loss)	8,519	(3,018)
Total shareholders’ equity	6,548,669	4,892,824
Total liabilities and shareholders’ equity	7,891,239	5,866,472

	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	1,755,351	(564,345)	(1,662,257)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	(602)	1,676	2,055
Share of (income)/loss from subsidiaries	(1,724,291)	465,989	1,809,926
Amortization of deferred issuance cost and increase in accretion of convertible notes	123,915	140,894	135,725
Change in the fair value of derivatives	(75,552)	(57,015)	(32)
Exchange loss	66,309	96,122	4,422
(Gain)/loss from senior convertible notes buyback	—	(4,312)	8,466
Gain from sales of claim against loaned shares	—	—	(369,153)
Investment income from available-for-sale securities	(231,163)	—	—
Acquisition gain	—	(187,387)	—
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries	8,231	12,890	—
(Increase)/decrease in other current assets	(25,708)	29,425	(3,227)
(Decrease)/increase in other payables to subsidiaries and employees	(1,401)	6,572	—
Increase/(decrease) in accrued and other liabilities	42,634	(15,167)	(33,728)
Decrease in interest payable	(1,629)	(631)	(3,746)
Net cash used in operating activities	(63,906)	(75,289)	(111,549)
Cash flows from investing activities:
Loans granted to subsidiaries	(31,697)	(3,160)	(12,349)
Loans repayment by subsidiaries	49,769	93,116	125,710
Proceeds from sale of available-for-sale securities	231,163	—	—
Net cash provided by investing activities	249,235	89,956	113,361
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	—	51,314	211,193
Repurchase of senior convertible notes	—	(28,469)	(617,937)
Proceeds from sales of claim against loaned shares	—	—	369,153
Repurchase of ADS	—	—	(15,276)
Repayment of long-term loan from subsidiaries	(204,846)	(9,851)	(12,571)
Proceeds from exercise of stock options	8,276	23,076	—
Net cash (used in)/provided by financing activities	(196,570)	36,070	(65,438)
Effect of exchange rate changes on cash and cash equivalents	(1,647)	(1,752)	3,628
Net (decrease)/increase in cash and cash equivalents	(12,888)	48,985	(59,998)
Cash and cash equivalents at the beginning of the year	40,912	28,024	77,009
Cash and cash equivalents at the end of the year	28,024	77,009	17,011

Summary of significant accounting policies (Policies)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Basis of presentation and consolidation

a)        Basis of presentation and consolidation

The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles in the United States of America (“U.S. GAAP”). The consolidated financial statements include the financial statements of the Company and its subsidiaries. All inter-company transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

Use of estimates

b)        Use of estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the dates of the consolidated financial statements, and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates. The Company bases its estimates on historical experience and various other factors believed to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying value of assets and liabilities that are not readily apparent from other sources. Significant accounting estimates reflected in the Company’s consolidated financial statements include allowance for doubtful accounts and advances to suppliers, valuation of inventories, derivative and other financial instruments, useful lives of long-lived assets, assumptions used to measure impairment of long-lived assets and equity method investment, determination of fair value of identifiable assets and liabilities acquired through business combination, accrual for warranty and other liabilities, provision for uncertain tax positions and deferred tax valuation allowances and assumptions used in the computation of share-based compensation, including the associated forfeiture rates.

Fair value of financial instruments

c)         Fair value of financial instruments

The Company estimated the fair value of its financial assets and liabilities in accordance with ASC 820, Fair Value Measurements and Disclosure. ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (also referred to as an exit price). ASC 820 establishes a hierarchy for inputs used in measuring fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs. Valuation techniques used to measure fair value shall maximize the use of observable inputs.

When available, the Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes. Although the Company uses its best judgment in estimating the fair value of these financial instruments, there are inherent limitations in any estimation technique. In these cases, a minor change in an assumption could result in a significant change in its estimate of fair value, thereby increasing or decreasing the amounts of the Company’s consolidated assets, liabilities, shareholders’ equity and net income or loss.

Cash, cash equivalents and restricted cash

d)        Cash, cash equivalents and restricted cash

The Group considers all cash on hand and demand deposits as cash and considers all highly liquid investments with an original maturity of three months or less as cash equivalents. Restricted cash as of December 31, 2011 and 2012 represents amounts held by banks, which are not available for the Group’s use, as collateral for issuance of letters of credit.

Investments

e)         Investments

Investments in entities where the Group does not have a controlling financial interest, but have the ability to exercise significant influence over the operating and financial policies of the investee, are accounted for using the equity method of accounting. Investment in a joint venture is accounted for by the equity method of accounting as the Group has the ability to exercise significant influence but does not own a majority equity interest. Under the equity method of accounting, the Group’s share of the investee’s results of operations is included in equity gain/(loss) for the investee in the Group’s Consolidated Statements of Operations and Comprehensive Income/(Loss). Unrealized gains on transactions between the Company and the joint venture are eliminated to the extent of the Group’s interest in the joint venture, if any; unrealized losses are also eliminated unless the transaction provides evidence of an impairment of the asset transferred. When the Group’s share of losses in the joint venture equals or exceeds its interest in the joint venture, the Group does not recognize further losses, unless the Group has incurred obligations or made payments on behalf of the joint venture.

Allowance for doubtful accounts

f)          Allowance for doubtful accounts

Provisions are made against accounts receivable for estimated losses resulting from the inability of the Group’s customers to make payments. The Group periodically assesses accounts receivable balances to determine whether an allowance for doubtful accounts should be made based upon historical bad debts, specific customer creditworthiness and current economic trends. Accounts receivables in the balance sheets are stated net of such provision.

Inventories

g)        Inventories

Inventories are stated at the lower of cost or market value. Cost of inventories is determined by the weighted-average method. Cost of work-in-progress and finished goods are comprised of direct materials, direct labor and related manufacturing overhead based on normal operating capacity. Adjustments are recorded to write down the carrying amount of any obsolete and excess inventory to its estimated net realizable value. Certain factors could impact the realizable value of inventory, so the Group continually evaluates the recoverability based on assumptions about customer demand and market conditions. The evaluation may take into consideration historical usage, expected demand, anticipated sales price, new product development schedules, the effect new products might have on the sale of existing products, product obsolescence, customer concentrations, and other factors. The write-down is equal to the difference between the cost of inventory and the estimated market value based upon assumptions about future demand and market conditions.  If actual market conditions are less favorable than those projected by management, additional inventory write-downs may be required that could negatively impact the Group’s gross margin and operating results. If actual market conditions are more favorable, the Group may have higher gross margin when products that have been previously written down are eventually sold.

In addition, the Group analyzes its purchase commitments, which primarily consist of long-term fixed price polysilicon purchase agreements, at each period end. Provision, if any, is made in the current period if the anticipated inventories cost from future execution of such purchase agreements is in excess of market value. There was no loss provision recorded related to these long-term contracts in the years ended December 31, 2010, 2011 and 2012.

In 2012, to better reflect the Group’s policy of treating inventory provision as a reduction of the cost basis in the inventory balance, the Group began to present reduction of inventory reserve related to inventory sold during the year as a component of change in inventory in the Consolidated Statement of Cash Flows as oppose to as a reduction of inventory provision. The Group has reclassified the prior period balances of RMB 171,786 and RMB 296,467 in 2010 and 2011, respectively, to conform to the current period presentation in the Consolidated Statement of Cash Flows. These reclassifications had no impact on previous reported net total cash flows from operating activities.

Short-term and long-term advances to suppliers

h)        Short-term and long-term advances to suppliers

The Group provides short-term and long-term advances to secure its raw material needs, which are then offset against future purchases. The Group does not require collateral or other security against its advances to related or third party suppliers. The Group continually assesses the credit quality of its suppliers and the factors that affect the credit risk. If there is deterioration in the creditworthiness of its suppliers, the Group will seek to recover its advances from the suppliers and provide for losses on advances which are akin to receivables in selling, general and administrative expenses because of their inability to return its advances. Recoveries of the allowance for advances to supplier are recognized when they are received. The Group classified short-term and long-term advances to suppliers based on management’s best estimate of the expected purchase in the next twelve-months as of the balance sheet date and the Group’s ability to make requisite purchases under existing supply contracts. The balances expected to be utilized outside of the twelve months are recorded in long-term advances to suppliers.

Prepaid land use rights

i)           Prepaid land use rights

Land use rights are carried at cost less accumulated amortization and impairment losses, if any.  Amortization is provided on a straight-line basis over the lease period of 40 or 50 years.

Property, plant and equipment, net

j)           Property, plant and equipment, net

Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is provided on a straight-line basis over the following estimated useful lives:

Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Construction in progress primarily represents the construction of new production lines. Costs incurred in the construction are capitalized and transferred to property, plant and equipment when an asset is ready for its intended use, at which time depreciation commences. Interest expense incurred for qualifying assets are capitalized in accordance with ASC 835-20, Capitalization of Interest.

Expenditures for repairs and maintenance are expensed as incurred. The gain or loss on disposal of property, plant and equipment, if any, is the difference between the net sales proceeds and the carrying amount of the disposed assets, and is recognized in the Consolidated Statements of Operations and Comprehensive Income/(Loss) upon disposal.

Operating leases

k)        Operating leases

Leases where substantially all the rewards and risks of ownership of assets remain with the leasing company are accounted for as operating leases. Payments made under operating leases are charged to the Consolidated Statements of Operations and Comprehensive Income/(Loss) on a straight-line basis over the lease periods.

Business combination

l)           Business combination

Business combinations are accounted for under the acquisition method in accordance with ASC 805, Business Combinations. The consideration transferred is measured as the aggregate of the fair values at the date of exchange of the assets given, liabilities incurred, and equity instruments issued. The costs directly attributable to the acquisition are expensed as incurred. Identifiable assets, liabilities and contingent liabilities acquired or assumed are measured separately at their fair value as of the acquisition date, irrespective of the extent of any non-controlling interests. The excess of the (i) the fair value of consideration transferred , fair value of the non controlling interests and acquisition date fair value of any previously held equity interest in the acquiree over (ii) the fair value of the identifiable net assets of the acquiree is recorded as goodwill. If the fair value of consideration transferred, fair value of the non-controlling interests and acquisition date fair value of any previously held equity interest in the acquire is less than the fair value of the net assets of the entity acquired, the difference, a bargain purchase, is recognized as a gain directly in the Statements of Operations and Comprehensive Income/(Loss) upon obtaining control. In a business combination achieved in stages, the acquirer shall remeasure its previously held equity interest in the acquiree at its acquisition-date fair value and recognize the resulting gain or loss, if any, in earnings.

The determination and allocation of fair values to the identifiable assets acquired and liabilities assumed, including non-controlling interests if applicable, is based on various assumptions and valuation methodologies requiring considerable management judgment.  The most significant variables in these valuations are discount rates, terminal values, the number of years on which to base the cash flow projections, as well as the assumptions and estimates used to determine the cash inflows and outflows. Management determines discount rates to be used based on the risk inherent in the related activity’s current business model and industry comparisons. Terminal values are based on the expected life of assets and forecasted life cycle and forecasted cash flows over that period. Although management believes that the assumptions applied in the determination are reasonable based on information available at the date of acquisition, actual results may differ from the forecasted amounts and the difference could be material.

Intangible asset, net

m)    Intangible asset, net

Intangible assets primarily represent technical know-how, purchased accounting and operational software, and customer relationships acquired through business combinations.

Technical know-how, contributed by one of the Group’s shareholders upon formation of JA Hebei, is carried at cost, less accumulated amortization. The technical know-how consists of one component relating to the commercial production process of photovoltaic solar cells. Amortization is calculated on a straight-line basis over the estimated useful life of eight years.

Intangible assets acquired through business combinations are recognized as assets separate from goodwill if they satisfy either the “contractual-legal” or “separability” criterion. Customer relationship is recorded at fair value at the acquisition date less accumulated amortization. Amortization is calculated on a straight-line basis over the estimated useful life of five years.

Purchased software and others with a finite useful life is being amortized on a straight line basis over its estimated useful life of three to ten years.

Impairment of long-lived assets

n)        Impairment of long-lived assets

The Group evaluates its long-lived assets and finite-lived intangible asset for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Factors considered important that could result in an impairment review include significant underperformance relative to expected historical or projected future operating results, significant changes in the manner of use of acquired assets and significant negative industry or economic trends. Impairments are recognized based on the difference between the fair value of the asset and its carrying value in the event that the carrying amount exceeds the estimated future undiscounted cash flow attributed to such assets. Fair value is generally measured based on either quoted market prices, if available, or discounted cash flow analyses. Additionally, determining fair values requires probability weighting the cash flows to reflect expectations about possible variations in their amounts or timing and the selection of an appropriate discount rate. Although cash flow estimates are based on relevant information available at the time the estimates are made, estimates of future cash flows are, by nature, highly uncertain and may vary significantly from actual results. Any write-downs would be treated as permanent reductions in the carrying amounts of the assets and an operating loss would be recognized (See Note 10).

Income taxes

o)        Income taxes

Income taxes are accounted for under the asset and liability method. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax assets bases and operating loss and tax credit carry forwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. A valuation allowance is provided to reduce the carrying amount of deferred tax assets if it is considered more likely than not that some portion, or all, of the deferred tax assets will not be realized.

Uncertain tax position is accounted for in accordance with ASC 740-10-25, which clarifies the accounting for uncertain tax positions and requires that the Company recognizes in the consolidated financial statements the impact of an uncertain tax position, if that position is more likely than not of being sustained upon examination, based on the technical merits of the position. Recognized income tax positions are measured at the largest amount that is greater than 50% likely of being realized. Changes in recognition or measurement are reflected in the period in which the change in judgment occurs. The Company’s accounting policy is to accrue interest and penalties related to uncertain tax positions, if and when required, as interest expense and a component of general and administrative expenses, respectively, in the Consolidated Statements of Operations and Comprehensive Income/(Loss). In the years ended December 31, 2010, 2011 and 2012, the Group did not record any interest and penalties associated with uncertain tax positions as there were no uncertain tax positions.

Revenue recognition

p)        Revenue recognition

(i)                 Revenue recognition for solar modules, solar cells and other products (hereafter “solar products”)

The Group recognizes revenue from the sale of solar products when the goods are delivered and title and risk of loss transfer is passed to the customers. The Group sells its solar products at agreed upon prices to its customers, which reflect prevailing market prices.

The Group’s considerations for recognizing revenue are based on the following:

·              Persuasive evidence that an arrangement (sales contract) exists between a willing customer and the Group that outlines the terms of the sale (including customer information, product specification, quantity of goods, purchase price and payment terms). Customers do not have a right of return. The Group does provide a warranty on its solar module products.

·                  For EX Works (“EXW”) terms, which mean that a seller has the goods ready for collection at its premises (works, factory, warehouse, plant),  the contract specifies that the risks are assumed by the customer when the customer picks up the goods from the Company’s warehouse, at which time revenue is recognized. For FOB shipping point terms, the contract specifies that the customer takes title to the goods and is responsible for all risks and rewards of ownership once products are over shipping rail at the named loading port from the Company’s premises, at which time revenue is recognized. For CIF terms, the Company pays the costs of insurance and freight necessary to bring the goods to the named port of destination, but the title to and risk/rewards of ownership of the goods is passed to the buyer according to each of the contract term, which is defined in each contract. The point of delivery could be at the port of shipping, or it could also be when the goods arrive at the named port of destination. When title to the goods transfers at the port of shipping, the beneficiary of the insurance is the buyer and the Company has no obligations to the buyer if goods are damaged during shipping. Revenue is therefore, recognized when the title to and risk/rewards of ownership of the goods is passed to the buyer which is at port of shipping or port of destination, depending on the terms of the contract.

·                  The Group’s price to the customer is fixed and determinable as specifically outlined in the sales contract.

·                  For customers to whom credit terms are extended, the Group assesses a number of factors to determine whether collection from the customers is reasonably assured, including past transaction history with these customers and their credit-worthiness. All credit extended to customers is pre-approved by management. If the Group determines that collection is not reasonably assured, including cases where the customers retain a portion of the full contract price as retainage after a specific period, it defers the recognition of revenue until such criterion is met, which is generally upon receipt of payment.

(ii)               Revenue recognition for solar products processing

The Group provides solar products processing services to customers with their own wafer/polysilicon supplies. Under certain of these solar products processing service arrangements, the Group purchases raw materials from a customer and agrees to sell a specified quantity of solar products produced from such materials back to the same customer. The Group records revenue from these processing transactions on a net basis, recording revenue based on the amount received for solar products sold less the amount paid for the raw materials purchased from the customer.

(iii)            Revenue recognition for engineering, procurement and construction services

The Group recognizes revenue using the percentage of completion method for systems integration projects for which the Group provides engineering, procurement and construction (“EPC”) services under the EPC contracts. The Group estimates its revenues by using the cost-to-cost method, whereby it derives a ratio by comparing the costs incurred to date to the total costs expected to be incurred on the project. The Group applies the ratio computed in the cost-to-cost analysis to the contract price to determine the estimated revenues earned in each period. The Group uses this method because management considers costs incurred to be the best available measure of progress on these contracts and management believes it has the ability to reasonably estimate and track costs. When the Group determines that total estimated costs will exceed total revenues under a contract, it records a loss accordingly. No contract losses were recorded in the years ended December 31, 2010, 2011 and 2012.

Cost of revenue

q)        Cost of revenue

Cost of revenue — solar products

Cost of revenue for solar products includes production related direct labor, direct material cost , depreciation and amortization, indirect costs, shipping (freight in) and handling costs for products sold, inventory obsolescence and lower of cost or market charge, capacity underutilization charges and warranty cost. On October 17,  2012, the U.S. Department of Commerce (DOC) has issued a final ruling on its anti-dumping and countervailing duty (CVD) investigations regarding solar photovoltaic (PV) cells manufactured in China and modules assembled from those cells. As a result, effective on December 7 2012, the Company is required to pay countervailing and antidumping duty of 15.24% and 13.94%, respectively, for solar cells manufactured in China and module assembled from those cells that are imported to U.S.

Cost of revenue - solar products processing

Cost of revenue for solar products processing includes direct labor, depreciation and amortization, indirect costs, and shipping and handling costs.

Cost of revenue - engineering, procurement and construction services

Costs of revenue for engineering, procurement and construction services include all direct material, labor, subcontractor cost, and those indirect costs related to contract performance, such as indirect labor, supplies and tools. The Group recognizes job material costs as incurred costs when the job materials have been installed. The Group considers job materials to be installed materials when they are permanently attached or fitted to the solar power systems as required by the engineering design.

Share based compensation

r)         Share based compensation

In accordance with ASC 718, Compensation-Stock Compensation, the Group measures the cost of employee services received in exchange for share-based compensation at the grant date fair value of the award.

The Group recognizes the share-based compensation costs, net of a forfeiture rate, on a straight-line basis over the requisite service period for each separately vesting portion of the award as if the award was, in-substance, multiple awards.

ASC 718 requires forfeitures to be estimated at the time of grant and revised in subsequent periods if actual forfeitures differ from those estimates.  For the stock options granted in the years ended December 31, 2010, 2011 and 2012, the Group used the forfeiture rate of 7.70%, 9.79%, and 9.82%, respectively.

Research and development	s) Research and development Research and development costs are expensed when incurred.
Advertising expenses	t) Advertising expenses Advertising expenses are expensed when incurred. Advertising expenses are not significant during any of the periods covered by these consolidated financial statements.
Warranty cost

u)             Warranty cost

Solar modules produced by the Group are typically sold with a 10-year guarantee for defects in materials and workmanship and a 10-year and 25-year warranty against declines of more than 10.0% and 20.0%, respectively, of the initial minimum power generation capacity at the time of delivery. The Group therefore maintains warranty reserves (recorded as accrued warranty costs) to cover potential liabilities that could arise from these guarantees and warranties. The potential liability is generally in the form of product replacement or repair. The Group accrues 1.0% of its net revenues attributable to module sales as warranty costs at the time revenues are recognized and include that amount in its cost of revenues. Due to limited warranty claim history, the Group accrues the estimated costs of warranties based primarily on its own history, industry data and an assessment of its competitors’ accrual history. Through the Group’s relationships with, and its management’s experience working at, other solar power companies and on the basis of publicly available information regarding other solar power companies’ accrued warranty costs, the Group believes that accruing 1.0% of its net revenues attributable to module sales as warranty costs is within the range of industry practice and is consistent with industry-standard accelerated testing, which assists the Group in estimating the long-term reliability of solar modules, estimates of failure rates from its quality review and other assumptions that it believes to be reasonable under the circumstances. However, although the Group conducts quality testing and inspection of its solar module products, these products have not been and cannot be tested in an environment simulating the up to 25-year warranty periods. Actual warranty costs are accumulated and charged against the accrued warranty liability. To the extent that the actual warranty costs differ from the estimates, the Group will prospectively revise its accrual rate. (See Note 19)

Foreign currencies translation

v)             Foreign currencies translation

The functional and reporting currency of the Company and the majority of its subsidiaries is Renminbi (“RMB”). Transactions denominated in other currencies are translated into RMB at the exchange rates quoted by the People’s Bank of China (the “PBOC”)  prevailing when the transactions occur. Monetary assets and liabilities denominated in other currencies are translated into RMB at rates of exchange in effect at the balance sheet dates. All exchange gains and losses are included in the Consolidated Statements of Operations and Comprehensive Income/(Loss) as a separate line item after income from operations.

For the Company’s subsidiaries whose functional currency is not RMB, the asset and liability accounts are translated into RMB, its reporting currency, using exchange rates in effect at the balance sheet dates, equity accounts are translated at historical exchange rates, and income and expense items are translated using average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of accumulative other comprehensive income, net of tax, in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Segment reporting

w)           Segment reporting

The Group has adopted ASC 280, Segment Reporting, for its segment reporting. The Group operates and manages its business as a single segment. The Group’s CODM is the Chief Executive Officer.

Commitments and Contingencies

x)             Commitments and Contingencies

Liabilities for loss contingencies arising from claims, assessments, litigation, fines and penalties and other sources are recorded when it is probable that a liability has been incurred and the amount can be reasonably estimated.

Earnings/(loss) per share

y)             Earnings/(loss) per share

In accordance with ASC 260, Earnings Per Share, basic earnings per share is computed by dividing net income attributable to ordinary shareholders by the weighted average number of ordinary shares outstanding during the year. Diluted earnings per share is calculated by dividing net income (loss) attributable to ordinary shareholders, as adjusted for the change in income or loss resulting from the assumed conversion of those participating securities, if any, by the weighted average number of ordinary shares and dilutive ordinary share equivalents outstanding during the year. Ordinary share equivalents consist of the ordinary shares issuable upon the conversion of the senior convertible notes (using the if-converted method) and ordinary shares issuable upon the exercise of outstanding share options and RSUs (using the treasury stock method). Potential dilutive securities are not included in the calculation of dilutive earnings per share if the effect is anti-dilutive.

Other Comprehensive income/ (loss)

z)              Other Comprehensive income/(loss)

The Group has adopted ASC 220, Comprehensive Income. ASC 220 defines other comprehensive income/(loss) to include all changes in equity, including adjustments to minimum pension liabilities, accumulated foreign currency translation, unrealized gains or losses on available-for-sale marketable securities, and unrealized hedging gain/(loss) to the extent effective, except those resulting from investments by owners and distributions to owners.

Derivative Financial Instruments-Embedded Foreign Currency Derivatives

aa)      Derivative Financial Instruments-Embedded Foreign Currency Derivatives

Certain of the Group’s purchase and sales contracts are denominated in a currency which is not the functional currency of either of the contracting parties. Accordingly, the contracts contain embedded foreign currency forward contracts, which were required to be bifurcated and accounted for at fair value in accordance with ASC 815, derivatives and hedging.  Embedded foreign currency derivatives are presented as derivative assets or liabilities with the changes in fair value recorded in the Consolidated Statements of Operations and Comprehensive Income/(Loss).

Accounting for share lending arrangement

ab)      Accounting for share lending arrangement

The Company accounts for share lending arrangement in accordance with ASU 2009-15, Accounting for Own-Share Lending Arrangements in Contemplation of Convertible Debt Issuance or Other Financing, which requires an entity that enters into an equity-classified share lending agreement, utilizing its own shares, in contemplation of a convertible debt issuance or other financing to initially measure the share lending arrangement at fair value and treat it as a cost of the financing. In addition, if it becomes probable that the counterparty to the arrangement will default, the issuer shall recognize an expense for the fair value of the unreturned shares, net of probable recoveries. (See Note 16).

Share repurchase	ac) Share repurchase When the shares are repurchased for retirement, the excess of cost over par value is charged entirely to retain earnings.
Recently issued accounting pronouncements

ad)      Recent accounting pronouncements

In May 2011 the FASB issued ASU 2011-04, “Fair Value Measurement: Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs” (ASU 2011-04). Key provisions of the amendments in ASU 2011-04 include: (1) a prohibition on grouping financial instruments for purposes of determining fair value, except in limited cases; (2) an extension of the prohibition against the use of a blockage factor to all fair value measurements; and (3) a requirement that for recurring Level 3 fair value measurements, entities disclose quantitative information about unobservable inputs, a description of the valuation process used and qualitative details about the sensitivity of the measurements. For items not carried at fair value but for which fair value is disclosed, entities will be required to disclose the level within the fair value hierarchy that applies to the fair value measurement disclosed. This ASU is effective for interim and annual periods beginning after December 15, 2011. The new guidance was adopted effective January 1, 2012, the adoption had no significant impact on the Group’s financial statements.

In June 2011, the FASB issued ASU 2011-05, “Comprehensive Income (Topic 220) — Presentation of Comprehensive Income”. ASU 2011-05 eliminates the current option to report other comprehensive income and its components in the unaudited condensed statement of changes in shareholder’s equity. Instead, it requires an entity to present the total of comprehensive income, the components of net income, and the components of other comprehensive income either in a single continuous statement of net income and other comprehensive income or in two separate but consecutive statements. The new guidance was adopted effective January 1, 2012, the adoption had no material impact on the Group’s financial statements.

In December 2011, the FASB issued ASU 2011-11, Balance Sheet (Topic 210), “Disclosures about Offsetting Assets and Liabilities” (ASU 2011-11). This newly issued accounting standard requires an entity to disclose both gross and net information about instruments and transactions eligible for offset in the statements of financial position as well as instruments and transactions executed under a master netting or similar arrangement and was issued to enable users of financial statements to understand the effects or potential effects of those arrangements on their financial position. This ASU is required to be applied retrospectively and is effective for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. As this accounting standard only requires enhanced disclosure, the adoption of this standard is not expected to have a material impact on the Group’s financial statements.

In July 2012, the FASB issued ASU 2012-02, Intangibles - Goodwill and Other (Topic 350), Testing Indefinite-Lived Intangible Assets for Impairment. ASU 2012-02 gives companies an option to first assess qualitative factors to determine whether the existence of events and circumstances indicate it is more-likely-than-not that an indefinite-lived intangible asset is impaired. If based on its qualitative assessment, a company concludes that it is more-likely-than-not that the fair value of an indefinite-lived intangible asset is less than its carrying amount, quantitative impairment testing is required. However, if a company concludes otherwise, quantitative impairment testing is not required. ASU 2012-02 is effective for annual and interim impairment tests performed for fiscal years beginning after September 15, 2012, with early adoption permitted. The Company does not expect the adoption of this accounting standard in the first quarter of 2013 to have an impact on the Group’s financial statements.

In February 2013, the FASB issued ASU 2013-02, “Comprehensive Income: Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income”. This update does not change the current requirements for reporting net income or other comprehensive income in financial statements. However, this update requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. In addition, an entity is required to present, either on the face of the statement where net income is presented or in the notes, significant amounts reclassified out of accumulated other comprehensive income by the respective line items of net income but only if the amount reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period. For other amounts that are not required under U.S. GAAP to be reclassified in their entirety to net income, an entity is required to cross-reference to other disclosures required under U.S. GAAP that provide additional detail about those amounts. This update is effective prospectively for reporting periods beginning after December 15, 2012 for public entities. The adoption of this Update beginning on January 1, 2013 is not expected to have a material impact on the Company’s consolidated financial statements.

ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of percentage ownership in subsidiaries

As of December 31, 2012, the Company’s subsidiaries include the following entities:

	Date of Incorporation/Acquisition	Place of Incorporation	Percentage of Ownership
JingAo Solar Co., Ltd. (“JA Hebei”)	May 18, 2005	PRC	100%
JA Development Co., Ltd. (“JA BVI”)	July 6, 2006	BVI	100%
Shanghai JA Solar Technology Co., Ltd. (“JA Fengxian”)	November 16, 2006	PRC	100%
JA Solar USA Inc. (“JA USA”)	April 13, 2007	USA	100%
Shanghai JA Solar PV Technology Co., Ltd. (“JA Zhabei”)	June 22, 2007	PRC	100%
JA Solar Technology Yangzhou Co., Ltd. (“JA Yangzhou”)	November 19, 2007	PRC	100%
JA Solar Hong Kong Limited (“JA Hong Kong”)	December 10, 2007	Hong Kong	100%
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. (“JA Lianyungang”)	October 11, 2008	PRC	100%
JA Solar Yangzhou R&D Co., Ltd. (“JA Yangzhou R&D”)	March 12, 2009	PRC	100%
JA Luxembourg S.a.r.l. (“JA Lux”)	June 26, 2009	Luxembourg	100%
JA Yangzhou PV Technology Co., Ltd. (“JA Yangzhou PV”)	November 23, 2009	PRC	100%
JA Solar GmbH (“JA GmbH”)	February 17, 2010	Germany	100%
JA Solar International Co., Limited (“JA International”)	May 28, 2010	Hong Kong	100%
Shanghai Jinglong Solar Technology Co., Ltd. (“JA Jinglong”)	July 5, 2010	PRC	100%
Donghai JA Solar Technology Co., Ltd. (“JA Wafer R&D”)	November 4, 2010	PRC	100%
JA (Hefei) Renewable Energy Co., Ltd. (“JA Hefei Renewable Energy”)	March 30, 2011	PRC	100%
Hefei JA Solar Technology Co., Ltd. (“JA Hefei Technology”)	July 8, 2011	PRC	100%
JA Solar Investment China Co., Ltd (“JA Investment”)	October 31, 2011	PRC	100%
Silver Age Holdings Limited (“Siliver Age”)	November 30, 2011	BVI	100%
Full Shine Holdings Limited (“Full Shine”)	November 30, 2011	Hong Kong	100%
Solar Silicon Valley Electronic Science and Technology Co., Ltd. (“Solar Silicon Valley”)	November 30, 2011	PRC	100%
JA Solar Japan Limited (“JA Japan”)	July 12, 2012	Japan	100%
Dunhuang JA Solar Power Development Co., Ltd (“JA Dunhuang”)	July 23, 2012	PRC	100%

Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of significant accounting policies
Schedule of estimated useful lives of assets
Buildings	20 years
Leasehold improvements	Shorter of the lease term or their estimated useful lives
Machinery and equipment	5-15 years
Furniture and fixtures	5 years
Motor vehicles	5 years

Acquisition of Solar Silicon Valley (Tables)	12 Months Ended
Dec. 31, 2012
Acquisition of Solar Silicon Valley
Schedule of acquired assets and liabilities based on their estimated fair values at acquisition date
As of November 30,
2011
RMB

Assets acquired:
Cash and cash equivalents	127,720
Notes receivable	8,022
Accounts receivable	163,193
Short term prepayment	25,522
Inventory	29,253
Interest receivable	14,000
Other receivable	263,153
Property, plant and equipment, net (1)	189,092
Long term prepayment	8,334
Identifiable intangible assets (2)	3,191
Total assets acquired	831,480
Liabilities
Short-term bank borrowings	50,000
Accounts payable	155,201
Other payables	6,692
Advance from customers	1,089
Payroll and welfare payable	71,468
Accrued expenses	656
Total liabilities assumed	285,106
Fair value of net assets acquired (a)	546,374
Fair value of purchase consideration (b)	358,987
Bargain purchase gain (b - a) (3)	187,387

(1) The fair value of Property, plant and equipment was recognized and measured at fair value using depreciated replacement cost method.  Accumulated depreciation was not carried forward. Carry value of property, plant and equipment was adjusted down by RMB 28,697 as a result of fair value measurement.

(2) The fair value of identifiable intangible assets—customer relationship was determined using the income approach. The amortization period of five years was based on the estimated life of the customers. The customer relationship was valued as RMB 3,191 and RMB 53 was amortized in 2011.

(3) Bargain purchase gain, which was recognized as other income, was due to the fixed share consideration and the decline of the Company’s share price between the date of the definitive agreement and the date of deal consummation.

Summary of unaudited pro forma results of operations
	Year ended	Year ended
	December 31, 2010	December 31, 2011
	RMB	RMB
	(Unaudited)	(Unaudited)
Pro forma revenue	12,688,673	11,168,769

Pro forma net income/(loss)	2,364,583	(662,187)

Pro forma profit /(loss)attributable to holders of common shares	2,364,583	(662,187)
Pro forma earnings/(losses) per share:
Basic	12.20	(3.39)
Diluted	11.70	(3.39)
Weighted average number of shares used in computation:
Basic	193,801,944	195,293,209
Diluted	202,017,971	195,293,209

Accounts Receivable, net (Tables)	12 Months Ended
Dec. 31, 2012
Accounts Receivable, net
Schedule of allowance for doubtful accounts
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	41,121	6,975	32,591
Allowance made during the year	1,645	27,880	200,446
Recoveries	—	(1,542)	(13,316)
Amount written off against the allowance	(35,791)	(722)	(29,750)
Balance at end of the year	6,975	32,591	189,971

Inventories (Tables)	12 Months Ended
Dec. 31, 2012
Inventories
Schedule of inventory
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Raw materials	216,509	280,257
Work-in-progress	24,948	48,357
Finished goods	489,178	601,523
Total	730,635	930,137

Advances to suppliers (Tables)	12 Months Ended
Dec. 31, 2012
Advances to suppliers
Schedule of outstanding prepayments, net of any allowance to individual suppliers in excess of 10% of total prepayments to suppliers
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Supplier A (third party)	927,255	759,505
Supplier B (third party)*	445,187	224,608
Supplier C (third party)	167,542	161,925

Schedule of allowance for advances to supplier
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	51,960	87,869	94,154
Allowance made during the year	65,366	42,194	103,139
Recoveries	(29,457)	(35,909)	(38,841)
Balance at end of the year	87,869	94,154	158,452

Other current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other current assets
Schedule of other current assets
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Input value-added tax recoverable	440,856	388,473
Income tax recoverable	43,781	57,741
Value-added tax refund from export sales	238,720	191,138
Prepaid input VAT & customs duty for import machinery and materials	26,803	2,096
Prepaid expenses	15,284	17,502
Prepayment for application of land use right	29,140	43,010
Foreign exchange forward contract instruments	23,351	79
Deferred issuance cost	—	10,873
Accounts receivable recovery from insurance companies	—	17,313
Deposit receivable	—	18,759
Others	42,201	60,682
	860,136	807,666

Property, plant and equipment, net (Tables)	12 Months Ended
Dec. 31, 2012
Property, plant and equipment, net
Schedule of property, plant and equipment
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Buildings	888,541	1,156,762
Furniture, fixtures and office equipment	63,972	79,425
Motor vehicles	18,961	25,903
Machinery and equipment	3,831,912	4,065,354
Leasehold improvements	89,763	132,542
Total *	4,893,149	5,459,986
Less: accumulated depreciation	(1,036,207)	(1,629,798)
Subtotal	3,856,942	3,830,188
Construction-in-progress	1,242,266	617,281
Property, plant and equipment, net	5,099,208	4,447,469

* Includes impairments of long-lived assets of RMB 303,068 and RMB 397,789 for respective years as impairments are treated as permanent reductions in the carrying amounts of the assets.

Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2012
Intangible assets, net
Summary of intangible assets
	Gross	Accumulated Amortization	Net
	RMB	RMB	RMB
As of December 31, 2011
Technical know-how	9,000	(7,500)	1,500
Customer relationship	3,191	(53)	3,138
Purchased software and others	15,678	(6,566)	9,112
	27,869	(14,119)	13,750

As of December 31, 2012
Technical know-how	9,000	(8,625)	375
Customer relationship	3,191	(691)	2,500
Purchased software and others	18,380	(9,375)	9,005
	30,571	(18,691)	11,880

Income taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income taxes
Schedule of tax benefit/(expense)
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Current tax	(289,522)	(63,410)	(101,975)
Deferred tax	36,815	5,587	1,350
	(252,707)	(57,823)	(100,625)

Schedule of components of deferred tax assets
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Deferred tax assets:
Temporary differences:
Pre-operating expenses	3,841	303
Amortization of intangible assets	281	2,054
Accrued warranty costs	11,333	19,294
Accrued expenses	13,009	23,074
Net loss carried forward	111,883	293,861
Depreciation of property, plant and equipment	41,896	92,235
Inventory write-down and idle capacity charges	32,821	22,367
Allowance for doubtful accounts	4,427	59,979
Allowance for advance to suppliers	14,123	31,199
Impairment loss on property, plant and equipment	62,304	120,357
Loss for equity investment in a joint venture	—	6,795
Others	9,628	24,607
Deferred tax assets	305,546	696,125
Deferred tax liabilities:
Temporary differences:
Capitalized interest	(10,691)	(25,614)
Deferred tax liabilities	(10,691)	(25,614)

Less: valuation allowance	(202,235)	(576,541)
Deferred tax assets-net	92,620	93,970

Deferred tax assets are analyzed as:

	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Current	39,851	20,031
Non-Current	63,460	99,553
	103,311	119,584
Deferred tax liability are analyzed as:
Current	—	—
Non-Current	(10,691)	(25,614)
	(10,691)	(25,614)
	92,620	93,970

Schedule of movement of the valuation allowance for deferred tax assets
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Balance at beginning of the year	48,990	76,174	202,235
Allowance made during the year	27,184	126,061	374,306
Reversals	—	—	—
Balance at end of the year	76,174	202,235	576,541

Schedule of reconciliation between provision for income tax
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
PRC enterprise income tax	25%	(25)%	(25)%
Effect of permanent differences:
Share based compensation and other permanent difference	1.2%	3.68%	5.62%
Effect of tax holiday and tax differential of certain subsidiaries (1)	(11.5)%	(6.09)%	(2.10)%
Effect of tax rate change (2)	(0.4)%	15.29%	(2.69)%
Additional tax for previously approved tax holiday(3)	—%	—%	5.29%
Withholding tax for dividend distribution	—%	—%	1.35%
Valuation allowance	(1.8)%	23.54%	23.97%
	12.5%	11.42%	6.44%

(1)         Effect of tax holiday and differential tax rates of certain subsidiaries decreased from 6.09% to 2.10%, which was mainly due to that certain subsidiaries that are entitled to tax holiday incurred tax losses in 2012.

(2)         Effect of tax rate change increased from (0.4%) in 2010 to 15.29% in 2011, which is mainly due to that JA Yangzhou and Jing Hai Yang Semiconductor Materials are entitled to preferential income tax rate of 15% for 2011, 2012, and 2013. Such enacted rate applicable for future years is used in deferred tax calculation for those two entities. Effect of tax rate change decreased from 15.29% in 2011 to (2.69)% in 2012, which is mainly due to that JA Hebei will not be entitled to ANTE preferential income tax rate of 15% from 2013. Such enacted rate applicable for future years is used in deferred tax calculation for JA Hebei.

(3)         In June 2012, JA Hebei received ruling from the local tax bureau of Xingtai City, Hebei Province (“the Local Tax Beureau”), which ruled that JA Hebei should not have enjoyed the previously grandfathered tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2008 (the “2008 Capital Injection”). Consequently, the Company recorded tax payable of RMB 81,180 at the end of the second quarter of 2012 and made subsequent payment in July 2012. However, the Company believed its tax position related to the 2008 Capital Injection had been in compliance with the PRC Corporate Income Tax Law, and therefore appealed in September 2012. In December 2012, the Company received full refund from the local tax bureau and recognized a tax benefit of RMB 81,180 offsetting the initial charge in the fourth quarter. In February 2013, JA Hebei received another notice from the Local Tax Bureau, which ruled that from 2008, JA Hebei should not have enjoyed the previously approved tax holiday related to the portion of the taxable income of JA Hebei attributable to a capital injection made in 2007 (the “2007 Capital Injection”).

Schedule of aggregate amount and per share effect of tax holiday
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
The aggregate dollar effect	274,886	6,290	—
Per share effect-basic	1.69	0.04	—
Per share effect-diluted	1.61	0.04	—

Prepaid land use rights (Tables)	12 Months Ended
Dec. 31, 2012
Prepaid land use rights
Schedule of prepayment for land use rights
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Cost	266,228	266,228
Less: accumulated amortization	(14,785)	(20,339)
Net book value	251,443	245,889

Current portion of prepaid land use rights (recorded in other current assets)	5,555	5,555
Non-current portion of prepaid land use rights	245,888	240,334
Total	251,443	245,889

Bank borrowings (Tables) (Bank borrowings)	12 Months Ended
Dec. 31, 2012
Bank borrowings
Bank borrowings
Schedule of bank borrowings
Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2011
Short-term:
Industrial and Commercial Bank of China	September 2011	September 2012	120,000	7.300%	Together with principal
Industrial and Commercial Bank of China	November 2011	February 2012	72,460	4.556%	Together with principal
Shanghai Rural Commercial Bank	October 2011	October 2012	49,000	6.560%	Quarterly
Shanghai Pudong Development Bank	December 2011	June 2012	89,998	5.504%	Together with principal
Shanghai Pudong Development Bank	August 2011	August 2012	50,000	7.872%	Monthly
Agriculture Bank of China	November 2011	May 2012	5,671	2.189%	Together with principal
Agriculture Bank of China	November 2011	May 2012	75,611	2.219%	Together with principal
Agriculture Bank of China	November 2011	May 2012	16,759	2.162%	Together with principal
Agriculture Bank of China	November 2011	May 2012	50,407	2.234%	Together with principal
Subtotal			529,906

Long-term due in one year:
China Construction Bank	May 2010	May 2012	150,000	6.208%	Monthly
China Construction Bank	November 2010	November 2012	40,000	6.318%	Monthly
Agriculture Bank of China	May 2010	November 2012	100,000	6.318%	Monthly
Bank of Communications	October 2010	October 2012	200,000	6.626%	Quarterly
Bank of China	November 2010	May 2012	100,000	5.040%	Quarterly
Bank of China	April 2011	October 2012	200,000	6.400%	Quarterly
Bank of China	January 2011	July 2012	20,000	5.558%	Quarterly
Bank of China	May 2011	November 2012	30,000	5.760%	Quarterly
Bank of China	March 2011	September 2012	45,000	6.588%	Quarterly
Subtotal			885,000
Short-term bank borrowings and current portion of long term bank borrowings			1,414,906
Long term:
Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	Septebmer 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Agriculture Bank of China	July 2011	July 2014	50,000	6.916%	Quarterly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Industrial and Commercial Bank of China	February 2011	November 2014	150,000	7.648%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2013	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March 2014	54,255	6.221%	Monthly
Industrial and Commercial Bank of China	December 2011	June 2014	59,161	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.983%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.983%	Together with principal
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
China Construction Bank	June 2011	May 2013	50,000	6.400%	Monthly
Shanghai Pudong Development Bank	June 2011	June 2013	100,000	6.720%	Quarterly
China Everbright Bank	June 2011	June 2014	200,000	6.983%	Quarterly
China Merchants Bank	May 2011	March 2013	29,500	6.720%	Quarterly
China Merchants Bank	April 2011	April 2013	9,500	6.720%	Quarterly
China Merchants Bank	March 2011	March 2013	9,500	6.405%	Quarterly
Subtotal			3,461,916

Total bank borrowings			4,876,822

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Short-term:
Industrial and Commercial Bank of China	February 2012	January 2013	100,000	7.282%	Monthly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	May 2012	May 2013	30,000	6.780%	Quarterly
Bank of China	October 2012	April 2013	100,000	6.440%	Quarterly
Bank of China	October 2012	April 2013	51,455	6.440%	Quarterly
Bank of Communications	October 2012	April 2013	100,000	5.880%	Quarterly
China Merchants Bank	October 2012	March 2013	50,000	6.048%	Quarterly
Bank of Communications	November 2012	May 2013	52,401	5.766%	Together with principal
Bank of Communications	November 2012	May 2013	51,569	5.729%	Together with principal
China Bohai Bank	November 2012	May 2013	50,000	5.600%	Together with principal
Bank of China	January 2012	January 2013	94,283	7.200%	Quarterly
Bank of China	February 2012	February 2013	102,139	7.120%	Quarterly
Bank of China	September 2012	March 2013	6,381	3.983%	Together with principal
Bank of China	September 2012	March 2013	10,336	3.983%	Together with principal
Bank of China	September 2012	March 2013	65,998	4.187%	Together with principal
China Guangfa Bank	November 2012	May 2013	39,284	2.323%	Together with principal
Agriculture Bank of China	November 2012	February 201	4,762	3.311%	Together with principal
Agriculture Bank of China	December 2012	March 2013	20,947	3.309%	Together with principal
Agriculture Bank of China	December 2012	March 2013	13,175	3.311%	Together with principal
Subtotal			972,730

Long-term due in one year:

Bank of China	July 2010	July 2013	100,000	6.318%	Quarterly
Bank of China	October 2010	September 2013	100,000	6.318%	Quarterly
Bank of China	November 2010	October 2013	100,000	6.318%	Quarterly
Agriculture Bank of China	April 2010	April 2013	80,000	6.251%	Monthly
Agriculture Bank of China	December 2010	December 2013	120,000	6.251%	Monthly
Industrial and Commercial Bank of China	April 2011	October 2013	160,000	7.315%	Monthly
Export-Import Bank of China	September 2011	September 2013	130,000	4.760%	Quarterly
Agriculture Bank of China	October 2010	April 2013	20,000	5.985%	Monthly
Agriculture Bank of China	November 2010	May 2013	10,000	5.927%	Monthly
Agriculture Bank of China	December 2010	June 2013	40,000	5.869%	Monthly
Agriculture Bank of China	November 2010	May 2013	30,000	5.985%	Monthly
Industrial and Commercial Bank of China	March 2011	September 2013	70,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	September 2013	30,000	6.771%	Monthly
China Construction Bank	June 2011	May 2013	48,000	5.542%	Monthly
Bank of China	June 2011	June 2013	100,000	2.752%	Half a year
Shanghai Pudong Development Bank	June 2011	June 2013	98,000	6.720%	Quarterly
China Merchants Bank	May 2011	March 2013	28,500	6.983%	Quarterly
China Merchants Bank	April 2011	April 2013	8,500	6.983%	Quarterly
China Merchants Bank	March 2011	March 2013	8,500	6.983%	Quarterly
Shanghai Pudong Development Bank	March 2012	September 2013	49,000	7.315%	Quarterly
Industrial and Commercial Bank of China	June 2011	January 2013	500,000	6.980%	Together with principal
Bank of China	December 2011	December 2013	20,000	6.983%	Quarterly
Subtotal			1,850,500
Short-term bank borrowings and current portion of long term bank borrowings			2,823,230

Lender	Date of Borrowing	Due Date	Principal Amount (in RMB)	Interest rate	Interest Payment Periods
As of December 31, 2012
Long term
China Construction Bank	June 2012	May 2014	38,000	6.400%	Monthly
Industrial and Commercial Bank of China	December 2011	November 2014	150,000	7.315%	Monthly
China Construction Bank	May 2012	April 2014	159,000	6.650%	Monthly
Bank of Xingtai	September 2012	September 2014	100,000	6.519%	Monthly
Industrial and Commercial Bank of China	March 2011	March 2014	140,000	6.771%	Monthly
Industrial and Commercial Bank of China	April 2011	March 2014	40,000	6.771%	Monthly
Industrial and Commercial Bank of China	May 2011	March 2014	20,000	6.983%	Monthly
Industrial and Commercial Bank of China	June 2011	March2014	54,122	6.221%	Monthly
China Everbright Bank	June 2011	June 2014	200,000	6.458%	Quarterly
Industrial and Commercial Bank of China	December 2011	June 2014	59,017	6.221%	Monthly
Industrial and Commercial Bank of China	June 2011	January 2015	190,000	6.980%	Together with principal
Industrial and Commercial Bank of China	June 2011	January 2014	750,000	6.980%	Together with principal
Bank of China	April 2012	April 2014	30,000	7.836%	Quarterly
Agriculture Bank of China	August 2012	February 2019	40,000	7.009%	Quarterly
Agriculture Bank of China	September 2012	August 2019	118,000	7.009%	Quarterly
Subtotal			2,088,139

Total bank borrowings			4,911,369

Schedule of future principal repayments on the long-term borrowings
Year ending December 31,	RMB
2013	1,850,500
2014	1,740,139
2015	190,000
2016	—
Thereafter	158,000

Total	3,938,639

Other payables to third parties (Tables)	12 Months Ended
Dec. 31, 2012
Other payables to third parties
Schedule of other payables to third parties
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Purchases of property, plant and equipment	474,185	367,426
Miscellaneous tax payables	18,253	25,011
Deposits	3,008	6,049
Labor services payables	12,438	13,883
Logistic charges	894	37,528
Others	18,949	30,218
Total other payables	527,727	480,115

Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2012
Accrued expenses
Schedule of accrued expenses
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Professional service fees	32,537	21,970
Interest	65,168	167,198
Utilities	9,445	909
Logistic charges	33,812	9,154
Others	11,715	27,066
Total accrued expenses	152,677	226,297

Accrued warranty cost (Tables)	12 Months Ended
Dec. 31, 2012
Accrued warranty cost
Summary of movement of Group's accrued warranty costs for solar module
	As of December 31,	As of December 31,	As of December 31,
	2010	2011	2012
	RMB	RMB	RMB
Beginning balance	5,931	31,277	78,751
Warranty provision	25,346	47,474	42,167
Warranty utilization	—	—	(6,692)
Ending balance	31,277	78,751	114,226

Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2012
Share-based compensation
Schedule of fair value assumptions for options granted to employees
	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Average risk-free rate	2.74%	—	1.09%~1.27%
Weighted average expected option life	6 years	—	5.75 years
Volatility rate	70%	—	80.5%
Dividend	—	—	—

(1)         The risk-free interest rate is based on the U.S. Treasury yield for a term consistent with the expected life of the awards in effect at the time of grant.

(2)         The average expected option life is based on the contractual term of the option and expected employee exercise and post-vesting employment termination behavior. Currently, it is based on the simplified approach.

(3)         The Company has no history or expectation of paying dividends on its ordinary shares.

(4)         The Company chose to use the historical volatility and implied volatility of a basket of comparable publicly-traded companies for a period equal to the expected term preceding the grant date.

Schedule of information with respect to share options outstanding
	Shares	Weighted Average Exercise Price (US$)	Weighted Average Remaining Contractual Life (Year)	Intrinsic Value (US$, in thousands)
Outstanding at December 31, 2010	3,835,650	6.05	8.28	3,337
Granted	—	—	—	—
Forfeited	(371,750)	4.41	—	—
Exercised	(773,250)	4.55	—	—
Outstanding at December 31, 2011	2,690,650	6.71	7.17	—
Granted	2,207,000	1.40		—
Forfeited	(540,600)	4.60		—
Exercised	—	—
Outstanding at December 31, 2012	4,357,050	4.28	7.62	—
Exercisable at December 31, 2012	1,662,850	7.79	5.85	—

Schedule of information with respect to RSUs outstanding
	Shares	Weighted Average Fair Value (US$)
Nonvested at December 31, 2010	2,428,000	4.90
Granted	880,000	5.87
Vested	(587,500)	4.80
Forfeited	(227,500)	6.00
Nonvested at December 31, 2011	2,493,000	5.17
Granted	90,000	0.79
Vested	(95,000)	5.92
Forfeited	(50,000)	5.85
Nonvested at December 31, 2012	2,438,000	4.97

Foreign currency forward contracts (Tables)	12 Months Ended
Dec. 31, 2012
Foreign currency forward contracts
Schedule of outstanding notional balances and the estimated fair value of the Group's foreign-currency forward exchange contracts and embedded derivatives
	As of December 31,	As of December 31,	As of December 31,	As of December 31,
	2011	2011	2012	2012
	RMB	RMB	RMB	RMB
	Notional Amount	Estimate fair value	Notional Amount	Estimate fair value
Foreign exchange forward contracts under cash flow hedge, recorded in other current assets)	158,898	11,755	—	—
Foreign exchange forward contracts not designated as hedging instruments, recorded in other current assets	293,270	11,596	5,333	79
Embedded derivatives underlying convertible notes recorded in embedded derivatives	—	(32)	—	—

Mainland China contribution plan and profit appropriation (Tables)	12 Months Ended
Dec. 31, 2012
Mainland China contribution plan and profit appropriation
Schedule of paid-in capital amounts unavailable for distribution as normal dividends
Legal Entity	Paid-in Capital restricted
JingAo Solar Co., Ltd.	RMB 1,000,000
Shanghai JA Solar Technology Co., Ltd.	US$ 80,000
Shanghai JA Solar PV Technology Co., Ltd.	US$ 20,000
JA Solar Technology Yangzhou Co., Ltd.	US$ 260,000
Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd.	US$ 88,000
JA Solar Yangzhou R&D Co., Ltd.	RMB 50,000
JA Yangzhou PV Technology Co., Ltd.	US$ 10,000
Shanghai Jinglong Solar Technology Co., Ltd.	RMB 180,000
Donghai JA Solar Technology Co., Ltd.	RMB 50,000
JA (Hefei) Renewable Energy Co., Ltd.	US$ 15,000
Hefei JA Solar Technology Co., Ltd.	RMB 1,440,000
Solar Silicon Valley Electronic Science and Technology Co., Ltd.	US$ 36,986
Dunhuang JA Solar Power Development Co., Ltd	RMB 3,000

Earnings (loss) per share (Tables)	12 Months Ended
Dec. 31, 2012
Earnings (loss) per share
Schedule of basic and diluted net (loss)/earnings per share
	Year ended December 31, 2010	Year ended December 31, 2011	Year ended December 31, 2012
Numerator:

Numerator for basic earnings/(loss) per share from continuing operations	1,775,181	(572,098)	(1,662,257)
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes	(70,458)	—	—
Foreign exchange gain on convertible notes	(33,021)	—	—
Accretion of non-cash interest charge on convertible notes	95,547	—	—
Amortization of deferred issuance cost in relation to convertible notes	28,368	—	—
Interest expense of convertible notes	67,876	—	—
Capitalized interest	(28,626)	—	—
Numerator for diluted earnings/(loss) per share from continuing operations	1,834,867	(572,098)	(1,662,257)

Numerator for basic (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Numerator for diluted (loss)/earnings per share from discontinued operations	(19,830)	7,753	—
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	162,900,657	167,101,076	194,788,429
Dilutive effect of share options and RSUs*	728,804	—	—
Dilutive effect of convertible notes*	7,487,223	—	—
Denominator for diluted earnings per share	171,116,684	167,101,076	194,788,429

Basic earnings/(loss) per share from continuing operations	10.90	(3.42)	(8.53)
Diluted earnings/(loss) per share from continuing operations	10.72	(3.42)	(8.53)

Basic (loss)/earnings per share from discontinued operations	(0.12)	0.04	—
Diluted (loss)/earnings per share from discontinued operations	(0.12)	0.04	—

* These potentially dilutive securities totaling 7,875,966 and 5,628,371 in 2011 and 2012, respectively, were not included in the calculation of dilutive earnings per share in 2011 and 2012 because of their anti-dilutive effect.

Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of balances due to related parties
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	73,097	32,101
Payables to Jing Wei Electronics Co., Ltd.-short term	47,754	67,227
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	4,294	48,081
Others-short term	37,344	58,230
Total amounts due to related parties-short term	162,589	205,639

Schedule of balances due from related parties
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Advances to Hebei Jinglong-short term	10,740	86,712
Advances to Hebei Jinglong-long term	38,333	21,252
Advances to others-short term	3,439	553
Receivables from Ningjin Songgong-short term	19,077	5,045
Receivables from others-short term	18,215	32,242
Total amounts due from related parties	89,804	145,804

Schedule of sales of products to related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	19,494	8,858	172,623
Ningjin Songgong	—	13,035	67,393
Others	140,670	45,897	3,204
Total	160,164	67,790	243,220

Schedule of purchase of products from related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Purchase of products
Subsidiaries of Hebei Jinglong	837,505	1,128,937	464,511
Ningjin Songgong	32,205	2,932	350,685
Others	5,482	—	12,515
Total	875,192	1,131,869	827,711

Schedule of processing services provided to related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Processing service	232,163	27,369	19,086
Subsidiaries of Hebei Jinglong	—	14,147	7,618
Others	232,163	41,516	26,704
Total

Schedule of purchase of equipment from related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Purchase of equipment
Subsidiaries of Hebei Jinglong	10	460	2,481
Total	10	460	2,481

Contingencies and Commitments (Tables)	12 Months Ended
Dec. 31, 2012
Contingencies and Commitments
Schedule of future obligations
	“Take or pay” supply agreements	Other Multi-year supply agreements *	Total
	(in RMB)	(in RMB)	(in RMB)
Twelve Months Ending December 31
2013	1,719,219	221,694	1,940,913
2014	1,318,069	334,490	1,652,559
2015	1,640,516	334,957	1,975,473
2016	1,604,688	427,576	2,032,264
2017	1,568,861	—	1,568,861
Thereafter	3,116,979	—	3,116,979
Total	10,968,332	1,318,717	12,287,049

* includes only purchase commitments with fixed or minimum price provisions.

Schedule of future minimum obligations for operating leases
(in RMB)
2013	52,514
2014	40,990
2015	40,688
2016	34,697
2017	574
Thereafter	—
Total	169,463

Fair value measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair value measurements
Schedule of information about inputs into the fair value measurements of the Group's assets and liabilities that are measured at fair value on a recurring basis in periods subsequent to their initial recognition
	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	23,351	—	23,351	—

Liabilities:
Embedded derivatives underlying convertible notes	(32)	—	—	(32)

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets:
Foreign exchange forward contract instruments	79	—	79	—

Summary of changes in fair value of assets and liabilities using significant unobservable inputs (Level 3 valuation)
Balance at December 31, 2010	(66,174)
Unrealized gains included in Change in fair value of derivatives	66,142
Balance at December 31, 2011	(32)

Balance at December 31, 2011	(32)
Unrealized gains included in Change in fair value of derivatives	32
Balance at December 31, 2012	—

Schedule of information about inputs into the fair value measurements of the Group's assets that are measured at fair value on a non-recurring basis in periods subsequent to their initial recognition

As of December 31, 2011

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	736,486	—	—	736,486	(303,068)

As of December 31, 2012

	Fair Value Measurements at Reporting Date Using
Description	Balance as of 31 December 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total (losses)
Assets:
Long-lived assets	515,854	—	—	515,854	(397,789)
Investment in a joint venture	50,910	—	—	50,910	(38,000)

Schedule of changes in fair value of derivatives

	For the year ended	For the year ended	For the year ended
	December 31, 2010	December 31, 2011	December 31, 2012
Embedded derivatives underlying convertible notes (see Note 16)	70,458	66,142	32
Capped call options (see Note 16)	5,094	(9,127)	—
Embedded foreign currency derivatives	(1,024)	(5,464)	—
Foreign exchange forward contracts not designated as hedging instruments	—	33,323	9,302
	74,528	84,874	9,334

Segment information (Tables)	12 Months Ended
Dec. 31, 2012
Segment information
Schedule of Group's net revenue generated from different geographic locations
	Year Ended December 31,
	2010	2011	2012
	RMB	RMB	RMB
China	6,010,415	5,546,700	3,086,589
Outside China:
Germany	2,126,975	2,110,751	1,265,827
Rest of the world	3,623,390	3,075,403	2,366,649
Total outside China	5,750,365	5,186,154	3,632,476
Total net revenue	11,760,780	10,732,854	6,719,065

Additional information - condensed financial statements of the Company (Tables)	12 Months Ended
Dec. 31, 2012
Additional information - condensed financial statements of the Company
Condensed Statement of Operations
	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB

Revenues	—	—	—
Total operating expenses	(21,883)	(32,063)	(22,576)
Loss from operations	(21,883)	(32,063)	(22,576)
Interest expense	(191,791)	(206,853)	(192,618)
Change in fair value of derivatives	75,552	57,015	32
Share of income/(loss) from subsidiaries	1,724,291	(465,989)	(1,809,926)
Convertible bond buyback gain/(loss)	—	4,312	(8,466)
Other income	169,182	79,233	371,297
Income/(loss) before income taxes	1,755,351	(564,345)	(1,662,257)
Income tax expense	—	—	—
Net income/(loss) attributable to ordinary shareholders	1,755,351	(564,345)	(1,662,257)

Condensed Statement of Financial Position
	December 31,	December 31,
	2011	2012
	RMB	RMB
ASSETS
Current assets:
Cash and cash equivalents	77,009	17,011
Other receivable from subsidiaries	252,943	252,326
Other current assets	2,055	16,155
Total current assets	332,007	285,492
Investments in subsidiaries	4,599,487	2,809,195
Deferred issuance cost	67,531	—
Amount due from subsidiaries	2,892,214	2,771,785
Total assets	7,891,239	5,866,472
LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Other payables to subsidiaries and employees	6,572	6,572
Accrued and other liabilities	48,317	14,589
Convertible notes	—	708,548
Interest payable	7,869	4,123
Total current liabilities	62,758	733,832
Long-term amount due to subsidiaries	41,295	239,816
Convertible notes	1,238,485	—
Embedded derivatives	32	—
Total liabilities	1,342,570	973,648

Commitments and Contingencies

Shareholders’ equity :
Ordinary shares (US$0.0001 par value; 493,480,000 shares authorized, 202,238,307and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012)	154	153
Additional paid-in capital	5,102,362	5,135,587
Retained earnings/(deficit)	1,437,634	(239,898)
Accumulated other comprehensive gain/(loss)	8,519	(3,018)
Total shareholders’ equity	6,548,669	4,892,824
Total liabilities and shareholders’ equity	7,891,239	5,866,472

Condensed Statement of Cash Flows
	For the year ended December 31, 2010	For the year ended December 31, 2011	For the year ended December 31, 2012
	RMB	RMB	RMB
Cash flows from operating activities:
Net (loss)/income	1,755,351	(564,345)	(1,662,257)
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	(602)	1,676	2,055
Share of (income)/loss from subsidiaries	(1,724,291)	465,989	1,809,926
Amortization of deferred issuance cost and increase in accretion of convertible notes	123,915	140,894	135,725
Change in the fair value of derivatives	(75,552)	(57,015)	(32)
Exchange loss	66,309	96,122	4,422
(Gain)/loss from senior convertible notes buyback	—	(4,312)	8,466
Gain from sales of claim against loaned shares	—	—	(369,153)
Investment income from available-for-sale securities	(231,163)	—	—
Acquisition gain	—	(187,387)	—
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries	8,231	12,890	—
(Increase)/decrease in other current assets	(25,708)	29,425	(3,227)
(Decrease)/increase in other payables to subsidiaries and employees	(1,401)	6,572	—
Increase/(decrease) in accrued and other liabilities	42,634	(15,167)	(33,728)
Decrease in interest payable	(1,629)	(631)	(3,746)
Net cash used in operating activities	(63,906)	(75,289)	(111,549)
Cash flows from investing activities:
Loans granted to subsidiaries	(31,697)	(3,160)	(12,349)
Loans repayment by subsidiaries	49,769	93,116	125,710
Proceeds from sale of available-for-sale securities	231,163	—	—
Net cash provided by investing activities	249,235	89,956	113,361
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	—	51,314	211,193
Repurchase of senior convertible notes	—	(28,469)	(617,937)
Proceeds from sales of claim against loaned shares	—	—	369,153
Repurchase of ADS	—	—	(15,276)
Repayment of long-term loan from subsidiaries	(204,846)	(9,851)	(12,571)
Proceeds from exercise of stock options	8,276	23,076	—
Net cash (used in)/provided by financing activities	(196,570)	36,070	(65,438)
Effect of exchange rate changes on cash and cash equivalents	(1,647)	(1,752)	3,628
Net (decrease)/increase in cash and cash equivalents	(12,888)	48,985	(59,998)
Cash and cash equivalents at the beginning of the year	40,912	28,024	77,009
Cash and cash equivalents at the end of the year	28,024	77,009	17,011

ORGANIZATION AND PRINCIPAL ACTIVITIES (Details)	Dec. 31, 2012 JA Hebei	Dec. 31, 2012 JA BVI	Dec. 31, 2012 JA Fengxian	Dec. 31, 2012 JA USA	Dec. 31, 2012 JA Zhabei	Dec. 31, 2012 JA Yangzhou	Dec. 31, 2012 JA Hong Kong	Dec. 31, 2012 JA Lianyungang	Dec. 31, 2012 JA Yangzhou R&D	Dec. 31, 2012 JA Lux	Dec. 31, 2012 JA Yangzhou PV	Dec. 31, 2012 JA GmbH	Dec. 31, 2012 JA International	Dec. 31, 2012 JA Jinglong	Dec. 31, 2012 JA Wafer R&D	Dec. 31, 2012 JA Hefei Renewable Energy	Dec. 31, 2012 JA Hefei Technology	Dec. 31, 2012 JA Investment	Dec. 31, 2012 Silver Age	Dec. 31, 2012 Full Shine	Dec. 31, 2012 Solar Silicon Valley	Nov. 30, 2011 Solar Silicon Valley	Dec. 31, 2012 JA Japan	Dec. 31, 2012 JA Dunhuang	Nov. 30, 2011 Silver Age	Jul. 02, 2011 Silver Age	Nov. 30, 2011 Silver Age Full Shine and Solar Silicon Valley	Dec. 31, 2012 Silver Age Solar Silicon Valley	Jul. 02, 2011 Solar Silicon Valley Silver Age
Organizational and principal activities
Percentage of equity interest acquired																						100.00%			100.00%		100.00%
Percentage of Ownership	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%	100.00%		100.00%	100.00%	100.00%	100.00%

Summary of significant accounting policies (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash, cash equivalents and restricted cash
Maximum original maturity period of all highly liquid investments to be considered as cash equivalents	3 months
Inventories
Loss provision recorded related to fixed price polysilicon purchase agreements	$ 0	$ 0	$ 0
Short-term and long-term advances to suppliers
Period of expected purchases used to determine classification of advances to suppliers	12 months
Buildings
Property and equipment, net
Estimated useful lives	20 years
Machinery and equipment | Minimum
Property and equipment, net
Estimated useful lives	5 years
Machinery and equipment | Maximum
Property and equipment, net
Estimated useful lives	15 years
Furniture and fixtures
Property and equipment, net
Estimated useful lives	5 years
Motor vehicles
Property and equipment, net
Estimated useful lives	5 years

Summary of significant accounting policies (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reclassifications
Inventories	930,137,000	730,635,000
Net total cash flows from operating activities	8,622,000	364,370,000	1,279,514,000
Reclassifications
Reclassifications
Inventories		296,467,000	171,786,000
Net total cash flows from operating activities	0

Summary of significant accounting policies (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Prepaid land use rights
Land use rights, lease term	50 years
Income taxes
Percentage of likelihood of realization of recognized tax benefit	50.00%
Uncertain tax positions	$ 0	$ 0	$ 0
Revenue recognition
Contract loss related to engineering, procurement and construction services	$ 0	$ 0	$ 0
Cost of revenue
Countervailing duty required to be paid (as a percent)	15.24%
Antidumping duty required to be paid (as a percent)	13.94%
Share based compensation
Forfeiture rate of stock options granted (as a percent)	9.82%	9.79%	7.70%
Minimum
Prepaid land use rights
Land use rights, lease term	40 years
Maximum
Prepaid land use rights
Land use rights, lease term	50 years
Technical know-how
Intangible assets, net
Number of shareholders contributing technical know-how related to the commercial production process of photovoltaic solar cells	1
Number of components of technical know-how related to the commercial production process of photovoltaic solar cells	1
Useful life	8 years
Customer relationship
Intangible assets, net
Useful life	5 years
Purchased software and others | Minimum
Intangible assets, net
Useful life	3 years
Purchased software and others | Maximum
Intangible assets, net
Useful life	10 years

Summary of significant accounting policies (Details 4)	12 Months Ended
Dec. 31, 2012
Warranty cost
Guarantee for defects in materials and workmanship	10 years
Warranty period of solar modules against decline of more than 10% of initial power generation capacity	10 years
Warranty period of solar modules against decline of more than 20% of initial power generation capacity	25 years
Minimum percentage of decline in initial minimum power generation capacity for 10 years	10.00%
Minimum percentage of decline in initial minimum power generation capacity for 25 years	20.00%
Warranty accrual rate as a percent of solar module revenue	1.00%

Acquisition of Solar Silicon Valley (Details) In Thousands, except Share data, unless otherwise specified	12 Months Ended		1 Months Ended			12 Months Ended			1 Months Ended
	Dec. 31, 2011 CNY	Dec. 31, 2012 Silver Age Holdings Limited	Jul. 31, 2011 Silver Age Holdings Limited Huang Chin Tien	Jul. 31, 2011 Silver Age Holdings Limited Jinglong Group	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited	Jul. 31, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement	Jul. 02, 2011 Solar Silicon Valley Silver Age Holdings Limited Purchase Agreement USD ($)
Acquisition of Solar Silicon Valley
Percentage of Ownership		100.00%						100.00%
Ownership percentage held by selling shareholders prior to acquisition			30.00%	70.00%
Purchase price allocation					358,987		$ 56,549			$ 180,000
Number of shares issuable on acquisition									30,901,287
Purchaser Share Price (in dollars per share)					11.62		$ 1.83			$ 5.825
Period over which weighted closing price is determined									45 days
Premium added to the last closing price of the ADSs (as a percent)									5.00%
Total acquisition costs						14,798
Excess of the fair value of net assets over the total purchase consideration recorded as other income	187,387				187,387	187,387

Acquisition of Solar Silicon Valley (Details 2) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2011 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)
Assets acquired:
Cash and cash equivalents					127,720
Notes receivable					8,022
Accounts receivable					163,193
Short term prepayment					25,522
Inventory					29,253
Interest receivable					14,000
Other receivable					263,153
Property, plant and equipment, net					189,092
Long term prepayment					8,334
Identifiable intangible assets					3,191
Total assets acquired					831,480
Liabilities
Short-term bank borrowings					50,000
Accounts payable					155,201
Other payables					6,692
Advance from customers					1,089
Payroll and welfare payable					71,468
Accrued expenses					656
Total liabilities assumed					285,106
Fair value of net assets acquired					546,374
Fair value of purchase consideration					358,987		56,549
Bargain purchase gain		187,387			187,387	187,387
Adjustment to carrying value of property, plant and equipment as a result of fair value measurement					28,697
Amortization period					5 years
Amortization of acquired intangible assets						53
Net revenues	6,719,065	10,732,854	11,760,780	22,167
Net income	(1,662,257)	(564,345)	1,755,351	6,720

Acquisition of Solar Silicon Valley (Details 3) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Acquisition of Solar Silicon Valley
Pro forma revenue	11,168,769	12,688,673
Pro forma net income/(loss)	(662,187)	2,364,583
Pro forma profit/(loss) attributable to holders of common shares	(662,187)	2,364,583
Pro forma earnings/(losses) per share:
Basic (in dollars per share)	(3.39)	12.2
Diluted (in dollars per share)	(3.39)	11.7
Weighted average number of shares used in computation:
Basic (in shares)	195,293,209	193,801,944
Diluted (in shares)	195,293,209	202,017,971
Amount included in unaudited pro forma net income for the amortization of identifiable intangible assets	638	638
Amount included in unaudited pro forma net income for the reduction of depreciation expenses of property, plant and equipment	4,108	4,108

Investments in a joint venture (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 JA MEMC	Dec. 31, 2011 JA MEMC	Mar. 31, 2011 JA MEMC JA Yangzhou
Investment in a joint venture
Capital contribution to joint venture		96,211			96,211
Ownership in joint venture (as a percent)					50.00%
Loss for equity investment in a joint venture	43,501	1,800	5,501	1,800
Other-than-temporary impairment charge			38,000

Notes Receivable (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Notes Receivable
Maximum maturity period of notes receivable	6 months
Allowance for notes receivable	$ 0	$ 0

Accounts Receivable, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Movement of allowances
Provision for accounts receivables	187,130	26,338	1,645
Allowance for doubtful accounts
Movement of allowances
Balance at beginning of the year	32,591	6,975	41,121
Allowance made during the year	200,446	27,880	1,645
Recoveries	(13,316)	(1,542)
Amount written off against the allowance	(29,750)	(722)	(35,791)
Balance at end of the year	189,971	32,591	6,975

Accounts Receivable, net (Details 2)	12 Months Ended
Dec. 31, 2012
Solar cells
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	90 days
Solar modules
Creditworthiness of customers
Maximum term of credit for customers with good credit-worthiness	180 days

Inventories (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventories
Raw materials	280,257	216,509
Work-in-progress	48,357	24,948
Finished goods	601,523	489,178
Total	930,137	730,635
Inventory written down expense	171,165	386,623	182,735

Advances to suppliers (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended				12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Mar. 08, 2012 M.SETEK	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. Mr. Baofang Jin	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. Third party individuals	Dec. 31, 2012 Advances to suppliers Supplier concentration risk	Dec. 31, 2011 Advances to suppliers Supplier concentration risk	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier A (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier A (third party)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier B (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier B (third party)	Dec. 31, 2012 Advances to suppliers Supplier concentration risk Supplier C (third party)	Dec. 31, 2011 Advances to suppliers Supplier concentration risk Supplier C (third party)
Advances to suppliers
Minimum period of advances to suppliers to classify them as non-current assets	12 months
Outstanding prepayments, net of any allowance to individual suppliers
Disclosure threshold (as a percent)	10.00%	10.00%							10.00%	10.00%
Outstanding prepayments											759,505	927,255	224,608	445,187	161,925	167,542
Ownership percentage held					32.70%	65.00%		2.30%
Portion of prepayment to be repaid by supplier in cash							69,500
Fair value amount of equity interest in subsidiary to be transferred by supplier				247,000
Impairment of allowance for advance to third party suppliers						96,517
Portion of prepayment to be repaid by supplier in supply of inventory			128,687

Advances to suppliers (Details 2) (Allowance for advances to supplier, CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for advances to supplier
Movement of allowances
Balance at beginning of the year	94,154	87,869	51,960
Allowance made during the year	103,139	42,194	65,366
Recoveries	(38,841)	(35,909)	(29,457)
Balance at end of the year	158,452	94,154	87,869

Other current assets (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other current assets
Input value-added tax recoverable	388,473	440,856
Income tax recoverable	57,741	43,781
Value-added tax refund from export sales	191,138	238,720
Prepaid input VAT & customs duty for import machinery and materials	2,096	26,803
Prepaid expenses	17,502	15,284
Prepayment for application of land use right	43,010	29,140
Foreign exchange forward contract instruments	79	23,351
Deferred issuance cost	10,873
Accounts receivable recovery from insurance companies	17,313
Deposit receivable	18,759
Others	60,682	42,201
Other current assets	807,666	860,136

Property, plant and equipment, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, plant and equipment, net
Total	5,459,986	4,893,149
Less: accumulated depreciation	(1,629,798)	(1,036,207)
Subtotal	3,830,188	3,856,942
Construction-in-progress	617,281	1,242,266
Property and equipment, net	4,447,469	5,099,208
Impairment loss	397,789	303,068	47,286
Depreciation expense	646,955	475,278	285,435
JA Hebei and JA Fengxian facilities
Property, plant and equipment, net
Impairment loss	147,092
Capacity of outdated solar cells and solar modules facilities (in mega watts)	300
Buildings
Property, plant and equipment, net
Total	1,156,762	888,541
Number of long-term bank loans secured by pledge of building	2
Buildings | Export-Import Bank of China
Property, plant and equipment, net
Net book value of building pledged as collateral	103,761
Long term bank loan secured by pledge of building	130,000
Buildings | Agriculture Bank of China
Property, plant and equipment, net
Net book value of building pledged as collateral	244,751
Long term bank loan secured by pledge of building	118,000
Furniture, fixtures and office equipment
Property, plant and equipment, net
Total	79,425	63,972
Motor vehicles
Property, plant and equipment, net
Total	25,903	18,961
Machinery and equipment
Property, plant and equipment, net
Total	4,065,354	3,831,912
Impairment loss	250,697	303,068	47,286
Leasehold improvements
Property, plant and equipment, net
Total	132,542	89,763
Capitalized interest
Property, plant and equipment, net
Interest capitalized	51,783	50,912	28,626

Intangible assets, net (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets, net
Gross	30,571	27,869
Accumulated Amortization	(18,691)	(14,119)
Net	11,880	13,750
Amortization expense	4,572	3,969	3,645
Future amortization expense
2013	1,987
2014	1,987
2015	1,987
2016	1,987
2017	1,987
Technical know-how
Intangible assets, net
Gross	9,000	9,000
Accumulated Amortization	(8,625)	(7,500)
Net	375	1,500
Customer relationship
Intangible assets, net
Gross	3,191	3,191
Accumulated Amortization	(691)	(53)
Net	2,500	3,138
Purchased software and others
Intangible assets, net
Gross	18,380	15,678
Accumulated Amortization	(9,375)	(6,566)
Net	9,005	9,112

Income taxes (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended																		36 Months Ended			36 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Hong Kong SAR	Dec. 31, 2012 United States	Dec. 31, 2012 United States California	Dec. 31, 2012 Luxemburg	Dec. 31, 2012 Germany	Dec. 31, 2012 JA International	Dec. 31, 2011 JA International	Dec. 31, 2010 JA International	Dec. 31, 2007 Foreign-owned operating subsidiaries People's Republic of China	Dec. 31, 2012 JA Hebei	Dec. 31, 2010 JA Hebei People's Republic of China	Dec. 31, 2009 JA Hebei People's Republic of China	Dec. 31, 2008 JA Hebei People's Republic of China	Dec. 31, 2007 JA Hebei People's Republic of China	Dec. 31, 2006 JA Hebei People's Republic of China	Dec. 31, 2012 JA Hebei People's Republic of China	Dec. 31, 2013 JA Yangzhou People's Republic of China	Dec. 31, 2012 JA Yangzhou People's Republic of China	Dec. 31, 2013 JA Lianyungang People's Republic of China	Dec. 31, 2013 JA Fengxian People's Republic of China	Dec. 31, 2014 JA Wafer R&D People's Republic of China Subsequent tax period
Income taxes
Foreign state income tax rate (as a percent)												30.00%
Foreign local income tax rate (as a percent)												3.00%
Tax exemption period following first profit-making year												2 years					2 years	2 years
Reduction of FEIT for 3 years following exemption period (as a percent)												50.00%		50.00%	50.00%	50.00%
Reduction of FEIT by 50% following exemption period												3 years
Tax reduction, required operational period more than												10 years
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%																15.00%	15.00%		15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%	10.00%	10.00%
Dividend declared													107,804								210,637
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)	10.00%
Withholding tax paid and recorded as income tax expenses	21,064
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	2,495,613	3,420,287
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	249,561	342,029
Uniform tax rate (as a percent)	(25.00%)	(25.00%)	25.00%
Uniform tax rate (as a percent)				16.50%	35.00%		28.80%	15.00%
Effective income tax rate (as a percent)								32.98%
State income tax rate (as a percent)						8.84%
Solidarity surcharge tax rate (as a percent)								5.50%
Trade income tax rate (as a percent)								17.15%
Tax benefit/(expense):
Current tax	(101,975)	(63,410)	(289,522)
Deferred tax	1,350	5,587	36,815						0	0	0
Total	(100,625)	(57,823)	(252,707)	0									(82,549)
Temporary differences:
Pre-operating expenses	303	3,841
Amortization of intangible assets	2,054	281
Accrued warranty costs	19,294	11,333
Accrued expenses	23,074	13,009
Net loss carried forward	293,861	111,883
Depreciation of property, plant and equipment	92,235	41,896
Inventory write-down and idle capacity charges	22,367	32,821
Allowance for doubtful accounts	59,979	4,427
Allowance for advance to suppliers	31,199	14,123
Impairment loss on property, plant and equipment	120,357	62,304
Loss for equity investment in a joint venture	6,795
Others	24,607	9,628
Deferred tax assets	696,125	305,546
Temporary differences:
Capitalized interest	(25,614)	(10,691)
Deferred tax liabilities	(25,614)	(10,691)
Less: valuation allowance	(576,541)	(202,235)
Deferred tax assets-net	93,970	92,620
Deferred tax assets are analyzed as:
Current	20,031	39,851
Non-Current	99,553	63,460
Total	119,584	103,311
Deferred tax liability are analyzed as:
Non-Current	(25,614)	(10,691)
Deferred tax liabilities	(25,614)	(10,691)
Deferred tax assets-net	93,970	92,620

Income taxes (Details 2) (CNY) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended							1 Months Ended	12 Months Ended				12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2010 Tax Holidays Effect Earnings Per Share, Basic	Dec. 31, 2011 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2010 Tax Holidays Effect Earnings, Per Share, Diluted	Dec. 31, 2012 JA Hebei	Dec. 31, 2012 JA Hebei	Jun. 30, 2012 JA Hebei	Dec. 31, 2012 JA Yangzhou	Dec. 31, 2012 JA Lianyungang	Dec. 31, 2012 Deferred tax assets	Dec. 31, 2011 Deferred tax assets	Dec. 31, 2010 Deferred tax assets
Movement in valuation allowance
Balance at beginning of the year													202,235	76,174	48,990
Allowance made during the year													374,306	126,061	27,184
Balance at end of the year													576,541	202,235	76,174
Effective income tax rate (as a percent)	(25.00%)	(25.00%)	25.00%
Effect of permanent differences:
Share based compensation and other permanent difference (as a percent)	5.62%	3.68%	1.20%
Effect of tax holiday and tax differential of certain subsidiaries (as a percent)	(2.10%)	(6.09%)	(11.50%)
Effect of tax rate change (as a percent)	(2.69%)	15.29%	(0.40%)
Additional tax for previously approved tax holiday	5.29%
Withholding tax for dividend distribution	1.35%
Valuation allowance (as a percent)	23.97%	23.54%	(1.80%)
Total (as a percent)	6.44%	11.42%	12.50%
Preferential income tax rate (as a percent)								15.00%	15.00%		15.00%	15.00%
Tax payable										81,180
Tax benefit								81,180
Income tax expense/(benefit)	100,625	57,823	252,707						82,549
Aggregate amount and per share effect of tax holidays
The aggregate dollar effect (in millions)		6,290	274,886
Per share effect - basic and diluted (in dollars per share)				0.04	1.69	0.04	1.61

Government grant (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Government grant
Recognition of government grants	18,672	41,161	17,110
Receipt of government grants	78,020	35,500	32,414
Long-term liability balance related to government grants	148,738	82,458

Prepaid land use rights (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Prepaid land use rights
Land use rights, minimum lease term	40 years
Land use rights, maximum lease term	50 years
Cost	266,228	266,228
Less: accumulated amortization	(20,339)	(14,785)
Current portion of prepaid land use rights (recorded in other current assets)	5,555	5,555
Non-current portion of prepaid land use rights	240,334	245,888
Net	245,889	251,443
Agriculture Bank of China [Member]
Debt Instrument [Line Items]
Net book value of prepaid land use rights pledged as collateral	77,656
Long term bank loan secured by pledge of prepaid land use rights	40,000

Bank borrowings (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Short-term:
Short-term borrowings	972,730	529,906
Long-term due in one year:
Long-term borrowings due in a year	1,850,500	885,000
Short-term bank borrowings and current portion of long term bank borrowings	2,823,230	1,414,906
Long term:
Long-term bank borrowings	2,088,139	3,461,916
Bank borrowings
Long term:
Total bank borrowings	4,911,369	4,876,822
Export-Import Bank of China | 4.760% due in September 2013
Bank borrowings
Interest rate (as a percent)	4.76%	4.76%
Long-term due in one year:
Long-term borrowings due in a year	130,000
Long term:
Long-term bank borrowings		130,000
Bank of China | 5.04 % due in May 2012
Bank borrowings
Interest rate (as a percent)		5.04%
Long-term due in one year:
Long-term borrowings due in a year		100,000
Bank of China | 6.400% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.40%
Long-term due in one year:
Long-term borrowings due in a year		200,000
Bank of China | 5.558% due in July 2012
Bank borrowings
Interest rate (as a percent)		5.56%
Long-term due in one year:
Long-term borrowings due in a year		20,000
Bank of China | 5.760% due in November 2012
Bank borrowings
Interest rate (as a percent)		5.76%
Long-term due in one year:
Long-term borrowings due in a year		30,000
Bank of China | 6.588% due in September 2012
Bank borrowings
Interest rate (as a percent)		6.59%
Long-term due in one year:
Long-term borrowings due in a year		45,000
Bank of China | 6.318% due in July 2013
Bank borrowings
Interest rate (as a percent)	6.32%	6.32%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.318% due in September 2013
Bank borrowings
Interest rate (as a percent)	6.32%	6.32%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.318% due in October 2013
Bank borrowings
Interest rate (as a percent)	6.32%	6.32%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 2.752% due in June 2013
Bank borrowings
Interest rate (as a percent)	2.75%	2.75%
Long-term due in one year:
Long-term borrowings due in a year	100,000
Long term:
Long-term bank borrowings		100,000
Bank of China | 6.983% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.98%	6.98%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Long term:
Long-term bank borrowings		20,000
Bank of China | 6.780 % due in May 2013
Bank borrowings
Interest rate (as a percent)	6.78%
Short-term:
Short-term borrowings	30,000
Bank of China | 7.200 % due in January 2013
Bank borrowings
Interest rate (as a percent)	7.20%
Short-term:
Short-term borrowings	94,283
Bank of China | 7.120 % due in February 2013
Bank borrowings
Interest rate (as a percent)	7.12%
Short-term:
Short-term borrowings	102,139
Bank of China | 4.187 % due in March 2013
Bank borrowings
Interest rate (as a percent)	4.19%
Short-term:
Short-term borrowings	65,998
Bank of China | 7.836 % due in April 2014
Bank borrowings
Interest rate (as a percent)	7.84%
Long term:
Long-term bank borrowings	30,000
Bank of China | Bank borrowings one 6.440 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.44%
Short-term:
Short-term borrowings	100,000
Bank of China | Bank borrowings two 6.440 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.44%
Short-term:
Short-term borrowings	51,455
Bank of China | Bank borrowings one 3.983 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.98%
Short-term:
Short-term borrowings	6,381
Bank of China | Bank borrowings two 3.983 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.98%
Short-term:
Short-term borrowings	10,336
Agriculture Bank of China | 2.189% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.19%
Short-term:
Short-term borrowings		5,671
Agriculture Bank of China | 2.219% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.22%
Short-term:
Short-term borrowings		75,611
Agriculture Bank of China | 2.162% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.16%
Short-term:
Short-term borrowings		16,759
Agriculture Bank of China | 2.234% due in May 2012
Bank borrowings
Interest rate (as a percent)		2.23%
Short-term:
Short-term borrowings		50,407
Agriculture Bank of China | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)		6.32%
Long-term due in one year:
Long-term borrowings due in a year		100,000
Agriculture Bank of China | 6.251% due in April 2013
Bank borrowings
Interest rate (as a percent)	6.25%	6.25%
Long-term due in one year:
Long-term borrowings due in a year	80,000
Long term:
Long-term bank borrowings		80,000
Agriculture Bank of China | 6.251% due in December 2013
Bank borrowings
Interest rate (as a percent)	6.25%	6.25%
Long-term due in one year:
Long-term borrowings due in a year	120,000
Long term:
Long-term bank borrowings		120,000
Agriculture Bank of China | 5.985 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.99%	5.99%
Long-term due in one year:
Long-term borrowings due in a year	20,000
Long term:
Long-term bank borrowings		20,000
Agriculture Bank of China | 5.869 % due in June 2013
Bank borrowings
Interest rate (as a percent)	5.87%	5.87%
Long-term due in one year:
Long-term borrowings due in a year	40,000
Long term:
Long-term bank borrowings		40,000
Agriculture Bank of China | 5.927 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.93%	5.93%
Long-term due in one year:
Long-term borrowings due in a year	10,000
Long term:
Long-term bank borrowings		10,000
Agriculture Bank of China | 5.985% due in May 2013
Bank borrowings
Interest rate (as a percent)	5.99%	5.99%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Long term:
Long-term bank borrowings		30,000
Agriculture Bank of China | 6.916% due in July 2014
Bank borrowings
Interest rate (as a percent)		6.92%
Long term:
Long-term bank borrowings		50,000
Agriculture Bank of China | 3.311 % due in February 2013
Bank borrowings
Interest rate (as a percent)	3.31%
Short-term:
Short-term borrowings	4,762
Agriculture Bank of China | 3.309 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.31%
Short-term:
Short-term borrowings	20,947
Agriculture Bank of China | 3.311 % due in March 2013
Bank borrowings
Interest rate (as a percent)	3.31%
Short-term:
Short-term borrowings	13,175
Agriculture Bank of China | 7.009 % due in February 2019
Bank borrowings
Interest rate (as a percent)	7.01%
Long term:
Long-term bank borrowings	40,000
Agriculture Bank of China | 7.009 % due in August 2019
Bank borrowings
Interest rate (as a percent)	7.01%
Long term:
Long-term bank borrowings	118,000
China Guangfa Bank | 2.323 % due in May 2013
Bank borrowings
Interest rate (as a percent)	2.32%
Short-term:
Short-term borrowings	39,284
China Construction Bank | 6.208% due in May 2012
Bank borrowings
Interest rate (as a percent)		6.21%
Long-term due in one year:
Long-term borrowings due in a year		150,000
China Construction Bank | 6.318% due in November 2012
Bank borrowings
Interest rate (as a percent)		6.32%
Long-term due in one year:
Long-term borrowings due in a year		40,000
China Construction Bank | 6.400 % due in May 2013
Bank borrowings
Interest rate (as a percent)		6.40%
Long term:
Long-term bank borrowings		50,000
China Construction Bank | 5.542 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.54%
Long-term due in one year:
Long-term borrowings due in a year	48,000
China Construction Bank | 6.400 % due in May 2014
Bank borrowings
Interest rate (as a percent)	6.40%
Long term:
Long-term bank borrowings	38,000
China Construction Bank | 6.650 % due in April 2014
Bank borrowings
Interest rate (as a percent)	6.65%
Long term:
Long-term bank borrowings	159,000
Bank of Xingtai | 6.519 % due in September 2014
Bank borrowings
Interest rate (as a percent)	6.52%
Long term:
Long-term bank borrowings	100,000
Bank of Communications | 6.626% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.63%
Long-term due in one year:
Long-term borrowings due in a year		200,000
Bank of Communications | 5.880 % due in April 2013
Bank borrowings
Interest rate (as a percent)	5.88%
Short-term:
Short-term borrowings	100,000
Bank of Communications | 5.766 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.77%
Short-term:
Short-term borrowings	52,401
Bank of Communications | 5.729 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.73%
Short-term:
Short-term borrowings	51,569
Industrial and Commercial Bank of China | 7.300% due in September 2012
Bank borrowings
Interest rate (as a percent)		7.30%
Short-term:
Short-term borrowings		120,000
Industrial and Commercial Bank of China | 4.556% due in February 2012
Bank borrowings
Interest rate (as a percent)		4.56%
Short-term:
Short-term borrowings		72,460
Industrial and Commercial Bank of China | 7.315% due in October 2013
Bank borrowings
Interest rate (as a percent)	7.32%	7.32%
Long-term due in one year:
Long-term borrowings due in a year	160,000
Long term:
Long-term bank borrowings		160,000
Industrial and Commercial Bank of China | 7.648% due in November 2014
Bank borrowings
Interest rate (as a percent)	7.32%	7.65%
Long term:
Long-term bank borrowings	150,000	150,000
Industrial and Commercial Bank of China | 6.771% due in March 2014
Bank borrowings
Interest rate (as a percent)		6.77%
Long term:
Long-term bank borrowings		140,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.77%	6.77%
Long-term due in one year:
Long-term borrowings due in a year	70,000
Long term:
Long-term bank borrowings		70,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in September 2013
Bank borrowings
Interest rate (as a percent)	6.77%	6.77%
Long-term due in one year:
Long-term borrowings due in a year	30,000
Long term:
Long-term bank borrowings		30,000
Industrial and Commercial Bank of China | 6.771% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.77%
Long term:
Long-term bank borrowings		40,000
Industrial and Commercial Bank of China | 6.983% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.98%	6.98%
Long term:
Long-term bank borrowings	20,000	20,000
Industrial and Commercial Bank of China | 6.221% due in March 2014
Bank borrowings
Interest rate (as a percent)	6.22%	6.22%
Long term:
Long-term bank borrowings	54,122	54,255
Industrial and Commercial Bank of China | 6.221% due in June 2014
Bank borrowings
Interest rate (as a percent)	6.22%	6.22%
Long term:
Long-term bank borrowings	59,017	59,161
Industrial and Commercial Bank of China | 6.983% due in January 2015
Bank borrowings
Interest rate (as a percent)		6.98%
Long term:
Long-term bank borrowings		190,000
Industrial and Commercial Bank of China | 6.983% due in January 2014
Bank borrowings
Interest rate (as a percent)		6.98%
Long term:
Long-term bank borrowings		750,000
Industrial and Commercial Bank of China | 6.983% due in January 2013
Bank borrowings
Interest rate (as a percent)		6.98%
Long term:
Long-term bank borrowings		500,000
Industrial and Commercial Bank of China | 7.282 % due in January 2013
Bank borrowings
Interest rate (as a percent)	7.28%
Short-term:
Short-term borrowings	100,000
Industrial and Commercial Bank of China | 6.980 % due in January 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long-term due in one year:
Long-term borrowings due in a year	500,000
Industrial and Commercial Bank of China | 6.980 % due in January 2015
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	190,000
Industrial and Commercial Bank of China | 6.980 % due in January 2014
Bank borrowings
Interest rate (as a percent)	6.98%
Long term:
Long-term bank borrowings	750,000
Industrial and Commercial Bank of China | 6.771% from March 2011 due in March 2014
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	140,000
Industrial and Commercial Bank of China | 6.771% from April 2011 due in March 2014
Bank borrowings
Interest rate (as a percent)	6.77%
Long term:
Long-term bank borrowings	40,000
Shanghai Rural Commercial Bank | 6.560% due in October 2012
Bank borrowings
Interest rate (as a percent)		6.56%
Short-term:
Short-term borrowings		49,000
Shanghai Pudong Development Bank | 5.504% due in June 2012
Bank borrowings
Interest rate (as a percent)		5.50%
Short-term:
Short-term borrowings		89,998
Shanghai Pudong Development Bank | 7.872% due in August 2012
Bank borrowings
Interest rate (as a percent)		7.87%
Short-term:
Short-term borrowings		50,000
Shanghai Pudong Development Bank | 6.720% due in June 2013
Bank borrowings
Interest rate (as a percent)	6.72%	6.72%
Long-term due in one year:
Long-term borrowings due in a year	98,000
Long term:
Long-term bank borrowings		100,000
Shanghai Pudong Development Bank | 7.315 % due in September 2013
Bank borrowings
Interest rate (as a percent)	7.32%
Long-term due in one year:
Long-term borrowings due in a year	49,000
China Everbright Bank | 6.983 % due in June 2014
Bank borrowings
Interest rate (as a percent)		6.98%
Long term:
Long-term bank borrowings		200,000
China Everbright Bank | 6.458 % due in June 2014
Bank borrowings
Interest rate (as a percent)	6.46%
Long term:
Long-term bank borrowings	200,000
China Merchants Bank | 6.720% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.72%
Long term:
Long-term bank borrowings		29,500
China Merchants Bank | 6.720% due in April 2013
Bank borrowings
Interest rate (as a percent)		6.72%
Long term:
Long-term bank borrowings		9,500
China Merchants Bank | 6.405% due in March 2013
Bank borrowings
Interest rate (as a percent)		6.41%
Long term:
Long-term bank borrowings		9,500
China Merchants Bank | 6.048 % due in March 2013
Bank borrowings
Interest rate (as a percent)	6.05%
Short-term:
Short-term borrowings	50,000
China Merchants Bank | 6.983 % due in April 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long-term due in one year:
Long-term borrowings due in a year	8,500
China Merchants Bank | 6.983% from May 2011 due in March 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long-term due in one year:
Long-term borrowings due in a year	28,500
China Merchants Bank | 6.983% from March 2011 due in March 2013
Bank borrowings
Interest rate (as a percent)	6.98%
Long-term due in one year:
Long-term borrowings due in a year	8,500
China Bohai Bank | 5.600 % due in May 2013
Bank borrowings
Interest rate (as a percent)	5.60%
Short-term:
Short-term borrowings	50,000

Bank borrowings (Details 2) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Bank borrowings
Bank borrowings
Average interest rate (as a percent)	6.49%	6.40%
Unused lines of credit	1,199,361,000
Interest incurred	348,510,000	212,153,000	58,045,000
Interest capitalized in the cost of property, plant and equipment	45,059,000	39,320,000	14,355,000
Future principal repayments on the long-term borrowings
2013	1,850,500,000
2014	1,740,139,000
2015	190,000,000
Thereafter	158,000,000
Total	3,938,639,000
Lines of credit | China Development Bank Shanghai Branch
Bank borrowings
Maximum borrowing capacity	30,000,000,000
Minimum | Bank borrowings
Bank borrowings
Maturity period	3 months
Maximum | Bank borrowings
Bank borrowings
Maturity period	84 months

Senior Convertible Notes (Details)	12 Months Ended						1 Months Ended	12 Months Ended								12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY	Dec. 31, 2010 Embedded derivatives underlying convertible notes CNY	May 31, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	May 19, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 USD ($)	May 13, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Minimum	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 Maximum	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Maximum
Senior Convertible Notes
Aggregate principal amount														$ 350,000,000
Interest rate (as a percent)														4.50%	4.50%
Number of days granted to underwriters for the option to purchase additional Senior Notes							30 days
Option granted to underwriters to purchase additional aggregate principal amount of Senior Notes														50,000,000
Completed public offering including underwriter's option to purchase additional Senior Notes													400,000,000
Net proceeds from the offering							2,709,538,000
Amount of unamortized financing costs															80,010,000
Amount of financing costs amortized through interest expense									9,656,000		9,364,000	7,552,000
Percentage of the effective conversion price as a condition for conversion or redemption of Senior Notes								130.00%	130.00%
Minimum number of trading days triggering conversion or redemption feature								20 days	20 days
The maximum period of consecutive trading days that the closing price of the Company's ADS exceeds a specified percentage of the conversion price to trigger conversion or redemption feature of notes								30 days	30 days
Redemption price as percentage of principal amount of notes plus accrued and unpaid interest								100.00%	100.00%
Interest expenses recognized									56,893,000		65,959,000	67,876,000
Principal amount used for debt instrument conversion ratio								1,000
Conversion rate per $1000 principal amount of the Senior Notes (in ADS)								6.5628	6.5628
Par value per share (in dollars per share)								$ 0.0001
Conversion price (in dollars per ADS)								$ 152.375
Change in fair value of the Embedded Derivatives	9,334,000	84,874,000	74,528,000	32,000	66,142,000	70,458,000
Interest expense recognized for accretion to the redemption value									96,532,000		104,195,000	95,547,000
Principal amount of debt bought back								105,427,000		6,145,000
Buyback price as a percentage of principal amounts																72.48%	72.48%	95.35%	95.35%
Gain/(loss) from convertible notes buyback	(8,466,000)	4,312,000							(8,466,000)		4,312,000
Notional outstanding amount								116,601,000	732,896,000
Estimated fair value								$ 110,758,000	696,170,000

Senior Convertible Notes (Details 2) In Thousands, except Share data, unless otherwise specified	12 Months Ended			1 Months Ended		12 Months Ended								1 Months Ended		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Jun. 30, 2012 4.5% Senior Convertible Notes due 2013 CNY	Jun. 30, 2012 4.5% Senior Convertible Notes due 2013 GBP (£)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 USD ($)	Dec. 31, 2012 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2008 4.5% Senior Convertible Notes due 2013 CNY	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 USD ($)	Sep. 15, 2008 4.5% Senior Convertible Notes due 2013	May 12, 2008 4.5% Senior Convertible Notes due 2013 CNY	Sep. 30, 2008 4.5% Senior Convertible Notes due 2013 Call Option underwriter	May 31, 2008 4.5% Senior Convertible Notes due 2013 Call Option CNY entity underwriter	Dec. 31, 2011 4.5% Senior Convertible Notes due 2013 Call Option CNY	Dec. 31, 2010 4.5% Senior Convertible Notes due 2013 Call Option CNY	May 12, 2008 4.5% Senior Convertible Notes due 2013 Call Option USD ($)
Capped Call
Number of financial institutions with whom capped call option transactions were entered into															2
Number of underwriters															2
Increased conversion price (in dollars per ADS)																		$ 37.375
Debt Instrument, Convertible, Conversion Price						$ 152.375												$ 30.475
Total premium paid															226,087
Number of underwriters filing for protection under Chapter 11 of the federal Bankruptcy Code														1
Amount of change in fair value of derivative	9,334	84,874	74,528													(9,127)	5,094
ADS Lending Agreement
Shares loaned to the ADS Borrowers													2,625,104
Nominal lending fees to be received from the ADS Borrowers (in dollars per ADS)						$ 0.0005
Number of shares loaned to ADS borrower that filed for bankruptcy												1,312,552
Fair value of the outstanding loaned shares						5,605	35,230	55,411			8,794		230,729
Interest cost recognized relating to the amortization of the issuance cost							29,537	27,335	20,815
Expense recognized due to bankruptcy of one of the ADS borrowers										469,042
Unamortized amount of issuance costs							8,253	51,028
Amount of unsecured claim admitted under Claims Determination Deed				380,075	38,200
Cash consideration for sale of certain rights pertaining to the claim and all rights to receive distribution payments				369,153	37,100
Gain recorded on settlement of claim							369,153

Other payables to third parties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Other payables to third parties
Purchases of property, plant and equipment	367,426	474,185
Miscellaneous tax payables	25,011	18,253
Deposits	6,049	3,008
Labor services payables	13,883	12,438
Logistic charges	37,528	894
Others	30,218	18,949
Total other payables	480,115	527,727

Accrued expenses (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accrued expenses
Professional service fees	21,970	32,537
Interest	167,198	65,168
Utilities	909	9,445
Logistic charges	9,154	33,812
Others	27,066	11,715
Total accrued expenses	226,297	152,677

Accrued warranty cost (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrued warranty cost
Beginning balance	78,751	31,277	5,931
Warranty provision	42,167	47,474	25,346
Warranty utilization	(6,692)
Ending balance	114,226	78,751	31,277

Share-based compensation (Details)	12 Months Ended			1 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) plan	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Aug. 31, 2006 2006 Stock Incentive Plan (the "Plan")	Aug. 18, 2006 2006 Stock Incentive Plan (the "Plan")	Dec. 31, 2012 Options USD ($)	Dec. 31, 2012 Options CNY	Dec. 31, 2011 Options USD ($)	Dec. 31, 2011 Options CNY	Dec. 31, 2010 Options USD ($)	Dec. 31, 2010 Options CNY	Dec. 31, 2012 Options Minimum	Dec. 31, 2012 Options Maximum	Dec. 31, 2012 Restricted share units ("RSU") USD ($)	Dec. 31, 2012 Restricted share units ("RSU") CNY	Dec. 31, 2011 Restricted share units ("RSU") USD ($)	Dec. 31, 2011 Restricted share units ("RSU") CNY	Dec. 31, 2010 Restricted share units ("RSU") CNY
Share-based compensation
Number of share-based compensation plans	1
Shares approved for issuance					8,656,000
Share-based compensation, authorized percentage of additional share capital issued following effective date of plan				10.00%
Granted (in shares)						2,207,000	2,207,000
Exercise price of options, low end of range (in dollars per share)						$ 1.37
Exercise price of options, high end of range (in dollars per share)						$ 1.83
Recognized pre-tax charge included in selling, general, and administrative expenses and manufacturing overhead							12,980,000		12,810,000		28,559,000				20,249,000		27,377,000	43,226,000
Recognized pre-tax charge capitalized in cost of inventory							1,256,000		268,000		249,000
Weighted-average grant-date fair value of options granted (in dollars per share)						$ 1.4		$ 0		$ 4.88
Compensation measured at grant date, net of forfeitures							11,724,000		12,542,000		28,310,000
Forfeitures, measured at grant date fair value							1,616,000		5,110,000		1,737,000
Forfeiture rate (as a percent)						9.82%	9.82%	9.79%	9.79%	7.70%	7.70%
Total unrecognized compensation cost							3,788,000		5,491,000		25,316,000				11,024,000			31,578,000
Weighted-average period for recognition of unrecognized compensation cost						14 months	14 months							22 months	22 months
Fair value assumptions for options granted to employees
Average risk-free rate (as a percent)										2.74%	2.74%	1.09%	1.27%
Weighted average expected option life						5 years 9 months	5 years 9 months			6 years	6 years
Volatility rate (as a percent)						80.50%	80.50%			70.00%	70.00%
Shares
Outstanding at the beginning of the period (in shares)						2,690,650	2,690,650	3,835,650	3,835,650
Granted (in shares)						2,207,000	2,207,000
Forfeited (in shares)						(540,600)	(540,600)	(371,750)	(371,750)
Exercised (in shares)								(773,250)	(773,250)
Outstanding at the end of the period (in shares)						4,357,050	4,357,050	2,690,650	2,690,650	3,835,650	3,835,650
Exercisable at the end of the period (in shares)						1,662,850	1,662,850
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)						$ 6.71		$ 6.05
Granted (in dollars per share)						$ 1.4
Forfeited (in dollars per share)						$ 4.6		$ 4.41
Exercised (in dollars per share)								$ 4.55
Outstanding at the end of the period (in dollars per share)						$ 4.28		$ 6.71		$ 6.05
Exercisable at end of the period (in dollars per share)						$ 7.79
Weighted Average Remaining Contractual Life (Year)
Outstanding at the beginning of the period						7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day	8 years 3 months 11 days	8 years 3 months 11 days
Outstanding at the end of the period						7 years 7 months 13 days	7 years 7 months 13 days	7 years 2 months 1 day	7 years 2 months 1 day	8 years 3 months 11 days	8 years 3 months 11 days
Exercisable at the end of the period						5 years 10 months 6 days	5 years 10 months 6 days
Intrinsic Value
Outstanding at the beginning of the period								3,337,000
Outstanding at the end of the period										3,337,000
Total intrinsic value of options exercised						0		2,077,000		1,166,000
Shares
Nonvested at the beginning of the period (in shares)														2,493,000	2,493,000	2,428,000	2,428,000
Granted (in shares)														90,000	90,000	880,000	880,000
Vested (in shares)														(95,000)	(95,000)	(587,500)	(587,500)
Forfeited (in shares)														(50,000)	(50,000)	(227,500)	(227,500)
Nonvested at the end of the period (in shares)														2,438,000	2,438,000	2,493,000	2,493,000
Weighted Average Fair Value
Nonvested at the beginning of the period (in dollars per share)														$ 5.17		$ 4.9
Granted (in dollars per share)														$ 0.79		$ 5.87
Vested (in dollars per share)														$ 5.92		$ 4.8
Forfeited (in dollars per share)														$ 5.85		$ 6
Nonvested at the end of the period (in dollars per share)														$ 4.97		$ 5.17
Fair value of shares vested															997,000		20,738,000	23,022,000
Exercise price of options granted (in dollars per share)						$ 1.4
Share-based compensation, income tax benefit	$ 0	$ 0	$ 0

Foreign currency forward contracts (Details) In Thousands, unless otherwise specified	12 Months Ended												12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 Foreign exchange forward contracts USD ($)	Dec. 31, 2012 Foreign exchange forward contracts CNY	Dec. 31, 2012 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts GBP (£)	Dec. 31, 2011 Foreign exchange forward contracts USD ($)	Dec. 31, 2011 Foreign exchange forward contracts CNY	Dec. 31, 2011 Foreign exchange forward contracts EUR (€)	Dec. 31, 2012 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2011 Foreign exchange forward contracts Not designated as hedging instruments CNY	Dec. 31, 2012 Foreign exchange forward contracts Cash Flow Hedge	Dec. 31, 2011 Foreign exchange forward contracts Cash Flow Hedge Designated as hedging instruments CNY	Dec. 31, 2011 Embedded derivatives underlying convertible notes CNY
Foreign currency forward contracts
Hedging period, cash flows associated with third-party sales													12 months
Notional amount of derivative contracts entered				$ 87,119		€ 158,463	£ 4,153	$ 374,738		€ 295,902
Gain /(loss) from the change in the fair value on the effective portion of derivative contract	(11,755)	9,428	2,326
Gain from the change in the fair value on the ineffective portion of derivative contract					9,303				33,323
Outstanding notional balances and the estimated fair value of derivative contracts
Notional amount				848				41,167		23,617	5,333	293,270		158,898
Estimate fair value											79	11,596		11,755
Embedded derivatives underlying convertible notes recorded in embedded derivatives, fair value		(32)													(32)

Mainland China contribution plan and profit appropriation (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2012 JingAo Solar Co., Ltd. CNY	Dec. 31, 2012 Shanghai JA Solar Technology Co., Ltd. USD ($)	Dec. 31, 2012 Shanghai JA Solar PV Technology Co., Ltd. USD ($)	Dec. 31, 2012 JA Solar Technology Yangzhou Co., Ltd. USD ($)	Dec. 31, 2012 Jing Hai Yang Semiconductor Materials (Donghai) Co., Ltd. USD ($)	Dec. 31, 2012 JA Solar Yangzhou R&D Co., Ltd. CNY	Dec. 31, 2012 JA Yangzhou PV Technology Co., Ltd. USD ($)	Dec. 31, 2012 Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Donghai JA Solar Technology Co., Ltd. CNY	Dec. 31, 2012 JA (Hefei) Renewable Energy Co., Ltd. USD ($)	Dec. 31, 2012 Hefei JA Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Solar Silicon Valley Electronic Science and Technology Co., Ltd. USD ($)	Dec. 31, 2011 PRC subsidiaries CNY	Dec. 31, 2010 PRC subsidiaries CNY	Dec. 31, 2012 Dunhuang JA Solar Power Development Co., Ltd CNY
China Contribution Plan
Total contribution for employee benefit plan under China contribution plan	95,929	72,677	39,069
Statutory Reserves
Percentage appropriation to general reserve fund required	10.00%
Reserve level threshold for mandatory transfer requirement (as a percent)	50.00%
Mainland China contribution plan and profit appropriation
Restricted net assets	5,038,415															22,815	186,284
Reversal of common statutory reserve fund due to an adjustment related to income tax filing difference	3,654
Paid-in-capital amounts unavailable for distribution as nominal dividend				1,000,000	$ 80,000	$ 20,000	$ 260,000	$ 88,000	50,000	$ 10,000	180,000	50,000	$ 15,000	1,440,000	$ 36,986			3,000

Earnings (loss) per share (Details) (CNY) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Numerator :
Numerator for basic earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,775,181
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	194,788,429	167,101,076	162,900,657
Dilutive effect of share options and RSUs			728,804
Dilutive effect of convertible notes (in shares)			7,487,223
Denominator for diluted earnings per share (in shares)	194,788,429	167,101,076	171,116,684
Basic earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.9
Diluted earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.72
Basic (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Diluted (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Anti-dilutive securities	5,628,371	7,875,966
Continuing operations
Numerator :
Numerator for basic earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,775,181
Dilutive effect of:
Change in fair value of embedded derivatives underlying convertible notes			(70,458)
Foreign exchange gain on convertible notes			(33,021)
Accretion of non-cash interest charge on convertible notes			95,547
Amortization of deferred issuance cost in relation to convertible notes			28,368
Interest expense of convertible notes			67,876
Capitalized interest			(28,626)
Numerator for diluted earnings/(loss) per share from continuing operations	(1,662,257)	(572,098)	1,834,867
Denominator:
Denominator for basic earnings per share - weighted average ordinary shares outstanding	194,788,429	167,101,076	162,900,657
Dilutive effect of share options and RSUs			728,804
Dilutive effect of convertible notes (in shares)			7,487,223
Denominator for diluted earnings per share (in shares)	194,788,429	167,101,076	171,116,684
Basic earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.9
Diluted earnings/(loss) per share from continuing operations (in CNY per share)	(8.53)	(3.42)	10.72
Discontinued Operations
Numerator :
Numerator for basic and diluted (loss)/earnings per share from discontinued operations		7,753	(19,830)
Denominator:
Basic (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)
Diluted (loss)/earnings per share from discontinued operations (in CNY per share)		0.04	(0.12)

Related party transactions (Details)	12 Months Ended					1 Months Ended	12 Months Ended							12 Months Ended							12 Months Ended			12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Nov. 30, 2011 Solar Silicon Valley USD ($)	Nov. 30, 2011 Solar Silicon Valley CNY	Jul. 31, 2006 Hebei Jinglong	Dec. 31, 2012 Hebei Jinglong CNY	Dec. 31, 2011 Hebei Jinglong CNY	Dec. 31, 2010 Hebei Jinglong CNY	Dec. 31, 2011 Hebei Jinglong and Solar Silicon Valley Solar Silicon Valley CNY	Dec. 31, 2010 Hebei Jinglong and Solar Silicon Valley Solar Silicon Valley CNY	Dec. 31, 2012 Jing Wei Electronics Co., Ltd CNY	Dec. 31, 2011 Jing Wei Electronics Co., Ltd CNY	Dec. 31, 2012 Other related parties CNY	Dec. 31, 2011 Other related parties CNY	Dec. 31, 2010 Other related parties CNY	Dec. 31, 2012 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2011 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2010 Subsidiaries of Hebei Jinglong CNY	Dec. 31, 2010 Ningjin Jinglong PV Investment Co., Ltd. Shanghai Jinglong Solar Technology Co., Ltd. CNY	Dec. 31, 2012 Solar Silicon Valley CNY	Dec. 31, 2010 Solar Silicon Valley CNY	Nov. 30, 2011 Solar Silicon Valley CNY	Dec. 31, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Dec. 31, 2011 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Dec. 31, 2010 Heibei Ningjin Songgong Semiconductor Co., Ltd. CNY	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd.	Mar. 08, 2012 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK	Mar. 08, 2012 Mr. Baofang Jin
Related party transactions
Amounts due to related parties-short term	205,639,000	162,589,000					32,101,000	73,097,000				67,227,000	47,754,000	58,230,000	37,344,000									48,081,000	4,294,000
Amounts due from related parties-short term							86,712,000	10,740,000						553,000	3,439,000									5,045,000	19,077,000
Receivables from related parties-short term														32,242,000	18,215,000
Amounts due from related parties-long term							21,252,000	38,333,000
Total amounts due from related parties	145,804,000	89,804,000
Percentage of ownership interest held by related party							29.50%
Initial term of long-term supply contract						4 years 6 months
Extended term of long-term supply contract									3 years
Purchase of silicon wafer supplies							191,339,000			1,506,609,000	1,629,433,000
Unused prepayment							107,964,000	49,073,000
Outsourcing processing service received							17,899,000		2,275,000												8,874,000	4,138,000
Outsourcing processing service provided	26,704,000	41,516,000	232,163,000											7,618,000	14,147,000		19,086,000	27,369,000	232,163,000
Rental expenses under operating lease agreements	23,357,000	14,992,000	17,786,000				12,000,000	12,000,000	12,180,000
Guarantees received by entity								170,000,000
Guarantees provided by entity								366,000,000
Accrued loss contingency related to guarantee							0
Percentage of ownership acquired																				100.00%			100.00%
Cash consideration on acquisition																				198,960,000
Consideration on acquisition				56,549,000	358,987,000																		358,987,000
Sales of products	243,220,000	67,790,000	160,164,000											3,204,000	45,897,000	140,670,000	172,623,000	8,858,000	19,494,000					67,393,000	13,035,000
Purchase of products	827,711,000	1,131,869,000	875,192,000											12,515,000		5,482,000	464,511,000	1,128,937,000	837,505,000					350,685,000	2,932,000	32,205,000
Purchase of equipment	2,481,000	460,000	10,000														2,481,000	460,000	10,000
Percentage owned by a few third party individuals																											2.30%
Percentage owned by related parties																													32.70%
Ownership percentage after settlement for outstanding prepayments																												65.00%

Contingencies and Commitments (Details) (Securities fraud, Officers)	1 Months Ended		12 Months Ended
	Feb. 28, 2011 USD ($)	Dec. 31, 2008 action	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2012 CNY
Legal contingencies and Guarantee
Number of putative securities class actions filed		2
Amount of proposed settlement	$ 4,500,000
Total settlement amount paid			4,500,000	29,808,000
Outstanding legal contingency				0	0

Contingencies and Commitments (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 "Take or pay" supply agreements	Dec. 31, 2011 "Take or pay" supply agreements	Dec. 31, 2010 "Take or pay" supply agreements	Dec. 31, 2012 Other Multi-year supply agreements	Dec. 31, 2012 Polysilicon MT	Dec. 31, 2012 Silicon wafers millionsofwafers
Supplier contract
Purchases made under "take or pay" agreements			1,098,601	1,600,725	1,315,832
2013	1,940,913		1,719,219			221,694
2014	1,652,559		1,318,069			334,490
2015	1,975,473		1,640,516			334,957
2016	2,032,264		1,604,688			427,576
2017	1,568,861		1,568,861
Thereafter	3,116,979		3,116,979
Total	12,287,049		10,968,332			1,318,717
Other supply agreement with variable price provisions
Supply agreements with variable price provisions 2012-2016							3,000	2,260
Outstanding supplier advances	1,136,303	1,414,587	885,102	1,163,350

Contingencies and Commitments (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Future minimum obligations for operating leases
2013	52,514
2014	40,990
2015	40,688
2016	34,697
2017	574
Total	169,463
Rent expense	23,357	14,992	17,786
Capital expenditure
Amount contracted for capital expenditure on machinery and equipment	496,390

Fair value measurements (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Fair value, measurements, recurring | Balance at the end of the period | Foreign exchange forward contract instruments
Assets:
Derivative assets	79	23,351
Fair value, measurements, recurring | Balance at the end of the period | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)
Fair value, measurements, recurring | Significant Other Observable Inputs (Level 2) | Foreign exchange forward contract instruments
Assets:
Derivative assets	79	23,351
Fair value, measurements, recurring | Significant Unobservable Inputs (Level 3) | Embedded derivatives underlying convertible notes
Liabilities:
Embedded derivatives underlying convertible notes		(32)

Fair value measurements (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in fair value of derivatives
Change in fair value of derivatives	9,334	84,874	74,528
Embedded foreign currency derivatives
Change in fair value of derivatives
Change in fair value of derivatives		(5,464)	(1,024)
Capped call options
Change in fair value of derivatives
Change in fair value of derivatives		(9,127)	5,094
Embedded derivatives underlying convertible notes
Changes in fair value of liabilities measured on recurring basis using unobservable input
Balance at the beginning of the period	(32)	(66,174)
Unrealized gains included in Change in fair value of derivatives	32	66,142
Balance at the end of the period		(32)	(66,174)
Change in fair value of derivatives
Change in fair value of derivatives	32	66,142	70,458
Foreign exchange forward contracts | Not designated as hedging instruments
Change in fair value of derivatives
Change in fair value of derivatives	9,302	33,323

Fair value measurements (Details 3) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Assets:
Total (losses)	397,789	303,068	47,286
JA MEMC
Assets:
Other-than-temporary impairment charge	(38,000)
Carrying amount | JA MEMC
Assets:
Investment in a joint venture	50,910
Fair value, measurements, non-recurring
Assets:
Total (losses)	397,789	303,068
Other-than-temporary impairment charge	(38,000)
Fair value, measurements, non-recurring | Balance at the end of the period
Assets:
Long-lived assets	515,854	736,486
Investment in a joint venture	50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3)
Assets:
Long-lived assets	515,854	736,486
Investment in a joint venture	50,910
Fair value, measurements, non-recurring | Significant Unobservable Inputs (Level 3) | Carrying amount
Assets:
Long-lived assets	913,643	1,039,554

Segment information (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment information
Total net revenue	6,719,065	10,732,854	11,760,780
China
Segment information
Total net revenue	3,086,589	5,546,700	6,010,415
Outside china:
Segment information
Total net revenue	3,632,476	5,186,154	5,750,365
Germany
Segment information
Total net revenue	1,265,827	2,110,751	2,126,975
Rest of the world
Segment information
Total net revenue	2,366,649	3,075,403	3,623,390

Certain risks and uncertainties (Details) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Foreign currency risk Denominated in RMB	Dec. 31, 2011 Foreign currency risk Denominated in RMB	Dec. 31, 2012 Accounts receivable Accounts receivable balances 3 largest customers	Dec. 31, 2011 Accounts receivable Accounts receivable balances 3 largest customers	Dec. 31, 2012 Revenues Customer concentration risk customer	Dec. 31, 2011 Revenues Customer concentration risk customer
Certain risks and uncertainties
Number of individual customers accounting for 10% or more of total revenues									0	0
Percentage required for qualifying as major customer	10.00%	10.00%
Revenue and accounts receivable by major customer (as a percent)							24.00%	40.00%
Aggregate amount of cash and cash equivalents	3,031,462	3,889,092	2,289,482	1,867,248	2,295,838	3,463,198

Ordinary shares (Details)	12 Months Ended
Dec. 31, 2010
Ordinary shares
Number of votes per share	1

ADS ratio change (Details) (USD $)	0 Months Ended	12 Months Ended
	Oct. 11, 2012	Dec. 31, 2010
ADS ratio change
Number of consecutive days in which minimum price should be maintained to meet Minimum Bid Price Rule	30 days
Minimum bid price required to be maintained to meet requirement of Minimum Bid Price Rule (in dollars per share)	$ 1
Number of days in which Minimum Bid Price Rule compliance is required to be regained	180 days
Previous exchange ratio		1
Exchange ratio		0.2

Shares repurchase (Details)	0 Months Ended	12 Months Ended
	Jun. 08, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY
Share repurchase
Amount of share repurchase program approved, which authorizes the entity to repurchase its outstanding ADSs	$ 100,000,000
Shares repurchased		2,469,700	2,469,700
Cost of shares repurchased		$ 2,411,000	15,276,000

Subsequent events (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended			1 Months Ended	0 Months Ended		0 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2013 Heibei Ningjin Songgong Semiconductor Co., Ltd. M.SETEK Subsequent events	Apr. 16, 2013 Short-term loans Subsequent events	Apr. 16, 2013 Short-term loans Hebei Jinglong Subsequent events item	Apr. 16, 2013 Short-term loans Minimum Subsequent events	Apr. 16, 2013 Short-term loans Maximum Subsequent events	Apr. 16, 2013 Short term loan 1 Hebei Jinglong Subsequent events	Apr. 16, 2013 Short term loan 2 Hebei Jinglong Subsequent events
Subsequent events
Additional borrowings					533,961
Number of short-term borrowings guaranteed						2
Amount of short-term loan guaranteed by related party									200,000	28,000
Maturity period							2 months	1 year
Repayment of short-term bank loans	1,535,478	1,446,403	10,000		524,277
Average interest rate (as a percent)					6.30%
Ownership percentage transferred				65.00%
Total consideration received by supplier on transfer of equity interest				150,483

Restricted net assets (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Restricted net assets
Annual appropriations as a percentage of net after-tax income to be set aside prior to payment of any dividends	10.00%
Restricted net assets	5,038,415
Restricted portion of net assets as a percentage of total consolidated net assets	103.00%

Additional information - condensed financial statements of the Company (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statement Of Operations
Revenues	6,719,065	10,732,854	11,760,780
Total operating expenses	(1,385,863)	(881,848)	(568,917)
Income/(loss) from continuing operations	(1,440,221)	(420,515)	1,977,469
Interest expense	(489,346)	(373,710)	(221,209)
Change in fair value of derivatives	9,334	84,874	74,528
Share of income/(loss) from subsidiaries	(43,501)	(1,800)
Convertible bond buyback gain/(loss)	(8,466)	4,312
Other income	398,861	235,723	258,719
Income/(loss) from continuing operations before income taxes	(1,561,632)	(514,275)	2,027,888
Income tax expense	100,625	57,823	252,707
Net income/(loss)	(1,662,257)	(564,345)	1,755,351
JA Solar Holdings Co., Ltd.
Consolidated Statement Of Operations
Total operating expenses	(22,576)	(32,063)	(21,883)
Income/(loss) from continuing operations	(22,576)	(32,063)	(21,883)
Interest expense	(192,618)	(206,853)	(191,791)
Change in fair value of derivatives	32	57,015	75,552
Share of income/(loss) from subsidiaries	(1,809,926)	(465,989)	1,724,291
Convertible bond buyback gain/(loss)	(8,466)	4,312
Other income	371,297	79,233	169,182
Income/(loss) from continuing operations before income taxes	(1,662,257)	(564,345)	1,755,351
Net income/(loss)	(1,662,257)	(564,345)	1,755,351

Additional information - condensed financial statements of the Company (Details 2) (CNY) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	3,031,462	3,889,092	2,289,482	1,867,248
Other current assets	807,666	860,136
Total current assets	7,150,379	7,709,122
Investments in subsidiaries	50,910	94,411
Deferred issuance cost		67,531
Total assets	13,132,466	14,735,599
Current liabilities:
Interest payable	4,123	7,869
Convertible notes	708,548
Total current liabilities	5,888,539	3,325,288
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	8,239,642	8,186,930
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Retained earnings/(deficit)	(656,545)	1,017,333
Accumulated other comprehensive gain/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669	6,680,156	4,822,558
Total liabilities and shareholders' equity	13,132,466	14,735,599
JA Solar Holdings Co., Ltd.
Current assets:
Cash and cash equivalents	17,011	77,009	28,024	40,912
Other receivable from subsidiaries	252,326	252,943
Other current assets	16,155	2,055
Total current assets	285,492	332,007
Investments in subsidiaries	2,809,195	4,599,487
Deferred issuance cost		67,531
Amount due from subsidiaries	2,771,785	2,892,214
Total assets	5,866,472	7,891,239
Current liabilities:
Other payables to subsidiaries and employees	6,572	6,572
Accrued and other liabilities	14,589	48,317
Interest payable	4,123	7,869
Convertible notes	708,548
Total current liabilities	733,832	62,758
Long-term amount due to subsidiaries	239,816	41,295
Convertible notes		1,238,485
Embedded derivatives		32
Total liabilities	973,648	1,342,570
Shareholders' equity :
Ordinary shares(US$0.0001 par value; 493,480,000 shares authorized, 202,238,307 and 199,863,607 shares issued and outstanding as of December 31, 2011 and December 31, 2012, respectively)	153	154
Additional paid-in capital	5,135,587	5,102,362
Retained earnings/(deficit)	(239,898)	1,437,634
Accumulated other comprehensive gain/(loss)	(3,018)	8,519
Total shareholders' equity	4,892,824	6,548,669
Total liabilities and shareholders' equity	5,866,472	7,891,239

Additional information - condensed financial statements of the Company (Details 3) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	199,863,607	202,238,307
Ordinary shares, shares outstanding	199,863,607	202,238,307
JA Solar Holdings Co., Ltd.
Condensed Balance Sheet
Ordinary shares, par value (in dollars per share)	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	493,480,000	493,480,000
Ordinary shares, shares issued	199,863,607	202,238,307
Ordinary shares, shares outstanding	199,863,607	202,238,307

Additional information - condensed financial statements of the Company (Details 4) (CNY)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income/(loss)	(1,662,257,000)	(564,345,000)	1,755,351,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	33,225,000	40,187,000	71,785,000
Share of (income)/loss from subsidiaries	43,501,000	1,800,000
Amortization of deferred issuance cost and accretion of convertible notes	135,725,000	140,894,000	123,915,000
Change in fair value of derivatives	11,485,000	(63,147,000)	(74,528,000)
Exchange loss	13,004,000	(57,989,000)	(18,044,000)
(Gain)/loss from senior convertible notes buyback	8,466,000	(4,312,000)
Gain from sales of claim against loaned shares	(369,153,000)
Acquisition gain		(187,387,000)
Changes in operating assets and liabilities:
(Increase)/decrease in other current assets	34,516,000	180,187,000	(342,296,000)
(Decrease)/increase in interest payable	(3,746,000)	(448,000)	(1,629,000)
Net cash provided by operating activities	8,622,000	364,370,000	1,279,514,000
Cash flows from investing activities:
Proceeds from sale of available-for-sale securities			231,163,000
Net cash used in investing activities	(629,974,000)	(2,061,140,000)	(1,678,894,000)
Cash flows from financing activities:
Repurchase of convertible notes	(617,937,000)	(28,469,000)
Proceeds from sales of claim against loaned shares	369,153,000
Repurchase of ADS	(15,276,000)
Proceeds from exercise of stock options		23,075,000	8,276,000
Net cash provided by/(used in) financing activities	(232,961,000)	3,310,389,000	838,276,000
Effect of exchange rate changes on cash and cash equivalents	(3,317,000)	(14,009,000)	(16,662,000)
Net increase/(decrease) in cash and cash equivalents	(857,630,000)	1,599,610,000	422,234,000
Cash and cash equivalents at the beginning of the year	3,889,092,000	2,289,482,000	1,867,248,000
Cash and cash equivalents at the end of the year	3,031,462,000	3,889,092,000	2,289,482,000
JA Solar Holdings Co., Ltd.
Cash flows from operating activities:
Net income/(loss)	(1,662,257,000)	(564,345,000)	1,755,351,000
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Share based compensation expense	2,055,000	1,676,000	(602,000)
Share of (income)/loss from subsidiaries	1,809,926,000	465,989,000	(1,724,291,000)
Amortization of deferred issuance cost and accretion of convertible notes	135,725,000	140,894,000	123,915,000
Change in fair value of derivatives	(32,000)	(57,015,000)	(75,552,000)
Exchange loss	4,422,000	96,122,000	66,309,000
(Gain)/loss from senior convertible notes buyback	8,466,000	(4,312,000)
Gain from sales of claim against loaned shares	(369,153,000)
Investment income from available-for-sale securities			(231,163,000)
Acquisition gain		(187,387,000)
Changes in operating assets and liabilities:
Decrease in receivables from subsidiaries		12,890,000	8,231,000
(Increase)/decrease in other current assets	(3,227,000)	29,425,000	(25,708,000)
(Decrease)/increase in other payables to subsidiaries and employees		6,572,000	(1,401,000)
Increase/(decrease) in accrued and other liabilities	(33,728,000)	(15,167,000)	42,634,000
(Decrease)/increase in interest payable	(3,746,000)	(631,000)	(1,629,000)
Net cash provided by operating activities	(111,549,000)	(75,289,000)	(63,906,000)
Cash flows from investing activities:
Loans granted to subsidiaries	(12,349,000)	(3,160,000)	(31,697,000)
Loans repayment by subsidiaries	125,710,000	93,116,000	49,769,000
Proceeds from sale of available-for-sale securities			231,163,000
Net cash used in investing activities	113,361,000	89,956,000	249,235,000
Cash flows from financing activities:
Proceeds from long-term loan from subsidiaries	211,193,000	51,314,000
Repurchase of convertible notes	(617,937,000)	(28,469,000)
Proceeds from sales of claim against loaned shares	369,153,000
Repurchase of ADS	(15,276,000)
Repayment of long-term loan from subsidiaries	(12,571,000)	(9,851,000)	(204,846,000)
Proceeds from exercise of stock options		23,076,000	8,276,000
Net cash provided by/(used in) financing activities	(65,438,000)	36,070,000	(196,570,000)
Effect of exchange rate changes on cash and cash equivalents	3,628,000	(1,752,000)	(1,647,000)
Net increase/(decrease) in cash and cash equivalents	(59,998,000)	48,985,000	(12,888,000)
Cash and cash equivalents at the beginning of the year	77,009,000	28,024,000	40,912,000
Cash and cash equivalents at the end of the year	17,011,000	77,009,000	28,024,000